Filed with the Securities and Exchange Commission on March 5, 2007
Registration No. 333-71834                  Investment Company Act No. 811-5438
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 19
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 159

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
              (Address of Depositor's Principal Executive Offices)

                                 (203) 926-1888
                         (Depositor's Telephone Number)

                     JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:
                               LAURA KEALEY, ESQ.
                      VICE PRESIDENT AND CORPORATE COUNSEL
         One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176


           Approximate Date of Proposed Sale to the Public: Continuous

   It is proposed that this filing become effective: (check appropriate space)
         []   immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]  on  March 6, 2007   pursuant to paragraph (b) of Rule 485
         []  60 days after filing pursuant to paragraph (a) (i) of Rule 485
         []  on _____________ pursuant to paragraph (a) (i) of Rule 485
         [] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
         [] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
    Units of interest in Separate Accounts under variable annuity contracts.

-------------------------------------------------------------------------------

ASXT-SIX

                                      Note:

     Registrant is filing this Post-Effective Amendment No. 19 to Registration Statement No. 333-71834 for the purpose of including in the Registration Statement two Prospectus Supplements. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 13 filed with the SEC on April 21, 2006, as supplemented, are hereby incorporated by reference, except that unaudited financial statements for the separate account, as of December 31, 2006 are filed herewith. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                  Supplement to Prospectuses Dated May 1, 2006
                         Supplement dated March 19, 2007

Supplement dated March 19, 2007 to the May 1, 2006 Prospectuses for the following annuity products: American Skandia Advisor PlanSM III, American Skandia APEX(R) II, American Skandia XTra CreditSM SIX, American Skandia LifeVest(R) II, and American Skandia Advisors Choice (R)2000 , Optimum, Optimum Four, and Optimum Plus as previously supplemented (the "Prospectuses").

This Supplement should be read and retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact American Skandia at 1-800-752-6342.

In this supplement, we reflect certain enhancements to the Highest Daily Lifetime Five Benefit and certain changes to an underlying mutual fund. As detailed below, these enhancements include an additional amount in your Protected Withdrawal Value ("Enhanced Protected Withdrawal Value"), Annual Income Amount, and Account Value if you have made no withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the requirements we describe below. Apart from the changes to Highest Daily Lifetime Five that we set forth below, the prospectus changes set forth in the November 20, 2006 supplement to each prospectus remain in effect.

1.  ENHANCEMENTS TO THE HIGHEST DAILY LIFETIME FIVE BENEFIT

A. We add the following new definitions to the Glossary of Terms section as follows:

ENHANCED PROTECTED WITHDRAWAL VALUE
Under the Highest Daily Lifetime Five Benefit only, a sum that we add to your existing Protected Withdrawal Value, provided that you have not made any withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the conditions set forth in the rider and this prospectus.

TOTAL ANNUAL INCOME AMOUNT

Under the Highest Daily Lifetime Five Benefit only, an amount that you can withdraw each year as long as the annuitant lives, which may reflect the inclusion of an additional sum if you have made no withdrawal during the first ten years that the benefit is in effect.

TOTAL PROTECTED WITHDRAWAL VALUE

   Under the Highest Daily Lifetime Five Benefit only, an amount that we guarantee regardless of the investment performance of your Account Value, which may reflect the inclusion of an additional sum, if you have made no withdrawal during the first ten years that the benefit is in effect.


     B. The following revises the description of the Highest Daily Lifetime Five Income Benefit under the "Living Benefit Programs" section in the
     Prospectus:

HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(HIGHEST DAILY LIFETIME FIVE)
--------------------------------------------------------------------------------
The Highest Daily Lifetime Five program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five. Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five. Specifically, you will be permitted to elect Lifetime Five or Spousal Lifetime Five only on an anniversary of the Issue Date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this program.
--------------------------------------------------------------------------------


We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE -- Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

o the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.


The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

            (a) 200% of the Account Value on the date you elected Highest Daily Lifetime Five;
            (b) 200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and (c) 100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

     KEY FEATURE -- Total Annual Income Amount under the Highest Daily Lifetime Five Benefit The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature.

The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:

|X|      The Issue Date is December 1, 2006
|X| The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -- $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                            $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Account Value immediately before excess withdrawal of $1,500               $106,500.00

Excess withdrawal amount                                                     $1,500.00
Divided by Account Value immediately before excess withdrawal              $106,500.00
Ratio                                                                            1.41%

Total Annual Income Amount                                                   $6,000.00
Less ratio of 1.41%                                                            -$84.51
Total Annual Income Amount for future Annuity Years                          $5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments.

Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.


                                                     Highest Quarterly
                                                    Value (adjusted with    Adjusted Total Annual
                                                       withdrawal and      Income Amount (5% of the
Date*                           Account value       Purchase Payments)**   Highest Quarterly Value)
June 1, 2007                     $118,000.00            $118,000.00               $5,900.00
August 6, 2007                   $120,000.00            $112,885.55               $5,644.28
September 1, 2007                $112,000.00            $112,885.55                $5,644.28
December 1, 2007                 $119,000.00            $119,000.00               $5,950.00

*In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
|X| The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
|X| This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE PROGRAM

o To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

o If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

            (1) apply your Account Value to any Annuity option available; or
            (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

            (1) the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
            (2) the Account Value.

o If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
o You must allocate your Account Value in accordance with the then available investment option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five benefit.

Election of and Designations under the Program
For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity. However, with respect to XT6, you may elect this benefit at the time you purchase your Annuity only if the CDSC schedule for XT6 Annuities issued on or after November 20, 2006 applies. (See "Summary of Contract Fees and Charges" section of the Prospectus and section 2 of this Supplement). We also offer existing owners (i.e., those who have already acquired their Annuity) the option to elect Highest Daily Lifetime Five after the Issue Date, subject to our eligibility rules and restrictions. However, for existing Owners of XT6 whose Annuities are subject to the CDSC schedule for Annuities issued prior to November 20, 2006, this benefit may only be elected on or after the first anniversary of the Issue Date.

Currently, if you terminate the Highest Daily Lifetime Five benefit, you will
(a) not be permitted to re-elect the benefit and (b) will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a) your Account Value on the day that you elected Highest Daily Lifetime Five; and
(b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not increase your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph.

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Value Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to that Account.

 Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage, it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage, then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Total Annual Income Amount.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable contract value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For contracts issued in the future, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account.

Additional Tax Considerations for Qualified Contracts
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

2.       CHANGE WITH RESPECT TO A CERTAIN PORTFOLIO OF AMERICAN SKANDIA TRUST

In the "Investment Options" section of the prospectus, we revise the investment objectives/policies section for the AST International Growth Portfolios to read as follows. This new description reflects revisions to non-fundamental investment policies:

------------------- ------------------------------------------------------------------------------------ -----------------------
                                                                                                                 PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                               ADVISOR/
       TYPE                                                                                                     SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------ -----------------------
   International    AST International Growth Portfolio (formerly, AST William                                Marsico Capital
                    Blair International Growth Portfolio): seeks                                             Management LLC,
                    long-term capital appreciation. Under normal circumstances,                              William Blair &
                    the Portfolio  invests at least 80% of the                                               Company, LLC
                    value of its assets in securities of issuers that are
                    economically tied to countries other than
                    the United States. Although the Portfolio intends to invest at  least 80% of its assets in the securities of
                    issuers located outside the United States, it may
      Equity        at times invest in U.S. issuers and it may invest all of its assets in fewer than five countries or even a single
                    country. The Portfolio looks primarily for stocks of
                    companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------- -----------------------


4


      Supplement dated March 19, 2007 to the Prospectuses dated May 1, 2006

     This Supplement updates the Prospectuses for the following annuity products: American Skandia Advisor Plan III, American Skandia XTra Credit SIX, American Skandia LifeVest(R) II, American Skandia APEX(R) II, Advisors Choice(R) 2000, Optimum, Optimum Four, and Optimum Plus (the "Prospectuses").

     This Supplement should be read and retained with the current Prospectus for your annuity contract. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. Capitalized terms used in this Supplement have the same meanings as defined in the Prospectus.

     We are issuing this supplement to each Prospectus in order to describe an alternative way in which the death benefit under your variable annuity may be paid to your beneficiaries.

     In the "Death Benefit" section of each Prospectus, under "Payment of Death Benefits," the following information replaces the section entitled "Payment of Death Benefit to Beneficiary":

     Payment of Death Benefit to Beneficiary Except in the case of a spousal assumption as described below, in the event of your death, the Death Benefit must be distributed: o as a lump sum amount at any time within five (5) years of the date of death; or o as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

     Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled
"Beneficiary  Continuation  Option,"  as a  series  of  fixed  annuity  payments
(annuity payment options 1-4) or as a series of variable annuity payments (annuity payment options 1-3 or 5 and 6). See the section entitled "What Types of Annuity Options are Available."

     Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options, as well as an election form with which the beneficiary may choose an option.

     In the "Death Benefit" section of each Prospectus, under "Payment of Death Benefits," the following information replaces the section entitled "Qualified Beneficiary Continuation Option":

     Alternative Death Benefit Payment Options - Qualified Contracts The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other "qualified investment" that requires Minimum Distributions. Upon the Owner's death under an IRA, 403(b) or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

o If death occurs before the date Minimum Distributions must begin under the Code, (i.e., by April 1 of the year after the year the Owner reaches age 70 1/2) the death benefit can be paid out in either a lump sum, within five years from the date of death, or over the life or life expectancy of the designated beneficiary (as long as payments begin by December 31st of the year following the year of death). However, if the spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of the spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

o If death occurs after the date Minimum Distributions must begin under the Code, (i.e., by April 1 of the year after the year the Owner reaches age 70 1/2) the death benefit must be paid out at least as rapidly as under the method that had been in effect when the Owner was receiving distributions. A beneficiary has the flexibility to take out more each year than required under the Minimum Distribution rules.

Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

Beneficiary Continuation Option

Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Qualified Contracts." This "Beneficiary Continuation Option" is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)) and non-qualified Annuities. In the section above entitled "Alternative Death Benefit Payment Options - Qualified Contracts", we describe Beneficiary Continuation Option provisions that are unique to qualified contracts.

Under the Beneficiary Continuation Option:

o The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary. o Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.
o Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
o The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
o The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
o The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
o No Fixed Allocations or fixed interest rate options will be offered for non-qualified Annuities. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.
o    No additional Purchase Payments can be applied to the Annuity.

o the basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

o The beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of any applicable CDSC. o Upon the death of the Beneficiary, if the successor does not take a lump sum, the successor may take any remaining benefit over the life expectancy of the Beneficiary.

Currently only Investment Options corresponding to Portfolios of the American Skandia Trust and the ProFund VP are available under the Beneficiary Continuation Option.

In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Periodic Fees and Charges," the rows describing the "Settlement Service Charge" and "Total Annual Charges of the Sub-accounts" are deleted and replaced with the following:

--------------------- --------------------- --------------------- --------------------- ---------------------
     Fee/Charge            ASAP III/              APEX II/              ASL II/                 XT6/
                            OPTIMUM             OPTIMUM FOUR        ADVISORS CHOICE         OPTIMUM PLUS
--------------------- --------------------- --------------------- --------------------- ---------------------
--------------------- --------------------- --------------------- --------------------- ---------------------
Settlement Service    1.40% (qualified);    1.40% (qualified);    1.40% (qualified);    1.40% (qualified);
Charge(4)             1.00%                 1.00%                 1.00%                 1.00%
                      (non-qualified) (non-qualified) (non-qualified)
(non-qualified)
--------------------- --------------------- --------------------- --------------------- ---------------------
--------------------- --------------------- --------------------- --------------------- ---------------------
    Total Annual      1.25% in Annuity      1.65%                 1.65%                 1.65% in Annuity
   Charges of the     Years 1-8; 0.65% in                                               Years 1-10; 0.65%
    Sub-accounts      Annuity Years 9 and                                               in Annuity Years 11
(accumulation phase)  later                                                             and later
--------------------- --------------------- --------------------- --------------------- ---------------------

4: The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option. The 1.00% and 1.40% charges set forth above are annual charges that are assessed against the Account Value in the Sub-accounts.



In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Periodic Fees and Charges," the asterisks at the bottom of the table are deleted and replaced with the following:

*Assessed annually on the Annuity's anniversary date or upon surrender. For beneficiaries who elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the smaller of $30 or 2% of Account Value, and will not apply if it is assessed 30 days prior to a surrender request.

**Only applicable if Account Value is less than $100,000. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000.

In all Prospectuses, the term "Qualified Beneficiary Continuation Option" is replaced with "Beneficiary Continuation Option."

In the section entitled "Fees and Charges," in the subsection entitled "What are the Contract Fees and Charges," immediately after the paragraph entitled "Optional Benefits for which we assess a charge," the following paragraph is added:

Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities. However, for qualified Annuities, the charge is 1.40%.

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                          SUBACCOUNTS
                                  -----------------------------------------------------------
                                                      AST T. ROWE  AST AMERICAN  AST AMERICAN
                                         AST             PRICE        CENTURY       CENTURY
                                  ALLIANCEBERNSTEIN    LARGE-CAP     INCOME &      STRATEGIC
                                   GROWTH & INCOME      GROWTH        GROWTH       BALANCED
                                      PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  -----------------  ------------  ------------  ------------
ASSETS
   Investment in the portfolios,
      at value .................    $2,257,991,398   $311,809,941  $372,463,604  $168,793,398
                                    --------------   ------------  ------------  ------------
   Net Assets ..................    $2,257,991,398   $311,809,941  $372,463,604  $168,793,398
                                    ==============   ============  ============  ============
NET ASSETS, representing:
   Accumulation units ..........    $2,257,991,398   $311,809,941  $372,463,604  $168,793,398
                                    --------------   ------------  ------------  ------------
                                    $2,257,991,398   $311,809,941  $372,463,604  $168,793,398
                                    ==============   ============  ============  ============
   Units outstanding ...........       119,941,388     25,617,789    23,133,067    11,073,684
                                    ==============   ============  ============  ============
   Portfolio shares held .......        96,207,558     28,711,781    23,708,695    11,245,396
   Portfolio net asset value per
      share ....................    $        23.47   $      10.86  $      15.71  $      15.01
   Investment in portfolio
      shares, at cost ..........    $1,713,598,032   $257,777,482  $284,531,106  $141,309,311

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                          SUBACCOUNTS
                                  -----------------------------------------------------------
                                                      AST T. ROWE  AST AMERICAN  AST AMERICAN
                                         AST             PRICE        CENTURY       CENTURY
                                  ALLIANCEBERNSTEIN    LARGE-CAP     INCOME &      STRATEGIC
                                   GROWTH & INCOME      GROWTH        GROWTH       BALANCED
                                      PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  -----------------  ------------  ------------  ------------
INVESTMENT INCOME
   Dividend income .............    $   24,638,522   $          0  $  6,512,201  $  3,675,215
                                    --------------   ------------  ------------  ------------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .......        40,820,476      4,371,904     5,398,692     2,731,462
                                    --------------   ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS) ...       (16,181,954)    (4,371,904)    1,113,509       943,753
                                    --------------   ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .................                 0              0             0     4,489,838
   Realized gain (loss) on
      shares redeemed ..........       200,478,461     17,561,796    28,841,039    11,836,286
   Net change in unrealized gain
      (loss) on investments ....       140,289,258     (1,423,663)   20,219,074    (3,872,371)
                                    --------------   ------------  ------------  ------------
NET GAIN (LOSS) ON
   INVESTMENTS .................       340,767,719     16,138,133    49,060,113    12,453,753
                                    --------------   ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    $  324,585,765   $ 11,766,229  $ 50,173,622  $ 13,397,506
                                    ==============   ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A1

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------

                 AST COHEN &                   AST DEAM      AST DEAM                                  AST FEDERATED
   AST MONEY        STEERS      AST GLOBAL     LARGE-CAP     SMALL-CAP      AST DEAM       AST HIGH      AGGRESSIVE
    MARKET          REALTY      ALLOCATION       VALUE        GROWTH        SMALL-CAP        YIELD         GROWTH
   PORTFOLIO      PORTFOLIO      PORTFOLIO     PORFOLIO      PORFOLIO    VALUE PORFOLIO    PORTFOLIO     PORTFOLIO
--------------  -------------  ------------  ------------  ------------  --------------  ------------  -------------


$1,602,715,168  $ 533,825,475  $180,123,307  $326,334,427  $205,153,443   $115,526,877   $532,516,445   $485,583,169
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------
$1,602,715,168  $ 533,825,475  $180,123,307  $326,334,427  $205,153,443   $115,526,877   $532,516,445   $485,583,169
==============  =============  ============  ============  ============   ============   ============   ============

$1,602,715,168  $ 533,825,475  $180,123,307  $326,334,427  $205,153,443   $115,526,877   $532,516,445   $485,583,169
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------
$1,602,715,168  $ 533,825,475  $180,123,307  $326,334,427  $205,153,443   $115,526,877   $532,516,445   $485,583,169
==============  =============  ============  ============  ============   ============   ============   ============
   137,602,272     18,291,923     9,286,978    20,638,243    19,450,742      6,905,652     33,761,176     29,587,042
==============  =============  ============  ============  ============   ============   ============   ============
 1,602,715,168     25,578,604    13,244,360    24,065,961    22,719,096      8,589,359     63,319,434     42,261,372

$         1.00  $       20.87  $      13.60  $      13.56  $       9.03   $      13.45   $       8.41   $      11.49

$1,602,715,168  $ 402,820,154  $143,879,846  $283,271,618  $164,777,714   $105,445,462   $512,118,167   $413,394,805

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------

                 AST COHEN &                   AST DEAM      AST DEAM                                  AST FEDERATED
   AST MONEY        STEERS      AST GLOBAL     LARGE-CAP     SMALL-CAP      AST DEAM       AST HIGH      AGGRESSIVE
    MARKET          REALTY      ALLOCATION       VALUE        GROWTH        SMALL-CAP        YIELD         GROWTH
   PORTFOLIO      PORTFOLIO      PORTFOLIO     PORFOLIO      PORFOLIO    VALUE PORFOLIO    PORTFOLIO     PORTFOLIO
--------------  -------------  ------------  ------------  ------------  --------------  ------------  -------------

$   85,423,250  $   6,105,347  $  5,148,160  $  1,945,531  $          0   $    288,910   $ 49,055,158   $          0
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------




    29,172,978      7,109,382     2,716,000     3,547,710     3,427,658      1,732,831      8,167,058      8,885,385
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------
    56,250,272     (1,004,035)    2,432,160    (1,602,179)   (3,427,658)    (1,443,921)    40,888,100     (8,885,385)
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------



             0     60,422,848             0    18,920,075             0      6,570,928              0     15,277,767

             0     34,735,414       980,470     9,805,114    30,652,148      3,472,631    (24,419,950)    35,408,830

             0     39,522,547    13,141,544    13,676,224   (14,654,965)     9,155,835     27,574,932     10,141,868
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------

             0    134,680,809    14,122,014    42,401,413    15,997,183     19,199,394      3,154,982     60,828,465
--------------  -------------  ------------  ------------  ------------   ------------   ------------   ------------


$   56,250,272  $ 133,676,774  $ 16,554,174  $ 40,799,234  $ 12,569,525   $ 17,755,473   $ 44,043,082   $ 51,943,080
==============  =============  ============  ============  ============   ============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A2

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                               SUBACCOUNTS
                                  --------------------------------------------------------------------

                                                               AST GOLDMAN   AST GOLDMAN   AST GOLDMAN
                                                     AST          SACHS         SACHS         SACHS
                                   AST MID-CAP    SMALL-CAP   CONCENTRATED     MID-CAP      SMALL-CAP
                                      VALUE         VALUE        GROWTH        GROWTH         VALUE
                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  ------------  ------------  ------------  ------------  ------------
ASSETS
   Investment in the portfolios,
      at value .................  $143,922,030  $956,553,776  $618,327,034  $307,253,354  $216,392,575
                                  ------------  ------------  ------------  ------------  ------------
   Net Assets ..................  $143,922,030  $956,553,776  $618,327,034  $307,253,354  $216,392,575
                                  ============  ============  ============  ============  ============
NET ASSETS, representing:
   Accumulation units ..........  $143,922,030  $956,553,776  $618,327,034  $307,253,354  $216,392,575
                                  ------------  ------------  ------------  ------------  ------------
                                  $143,922,030  $956,553,776  $618,327,034  $307,253,354  $216,392,575
                                  ============  ============  ============  ============  ============
   Units outstanding ...........    10,059,684    47,594,398    27,074,050    38,464,330     8,373,435
                                  ============  ============  ============  ============  ============
   Portfolio shares held .......    11,894,383    55,840,851    25,299,797    62,577,057    11,902,782
   Portfolio net asset value
      per share ................  $      12.10  $      17.13  $      24.44  $       4.91  $      18.18
   Investment in portfolio
      shares, at cost ..........  $131,654,810  $837,332,710  $463,270,969  $263,901,266  $187,644,799

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                                 SUBACCOUNTS
                                    --------------------------------------------------------------------

                                                                 AST GOLDMAN   AST GOLDMAN   AST GOLDMAN
                                                       AST          SACHS         SACHS         SACHS
                                     AST MID-CAP    SMALL-CAP   CONCENTRATED     MID-CAP      SMALL-CAP
                                        VALUE         VALUE        GROWTH        GROWTH         VALUE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                    ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME
   Dividend income ...............  $    757,655  $  4,362,022  $         0   $          0  $    805,905
                                    ------------  ------------  -----------   ------------  ------------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .........     2,171,779    16,414,613    9,467,304      5,820,374     3,282,452
                                    ------------  ------------  -----------   ------------  ------------
NET INVESTMENT INCOME (LOSS) .....    (1,414,124)  (12,052,591)  (9,467,304)    (5,820,374)   (2,476,547)
                                    ------------  ------------  -----------   ------------  ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received ...................    24,113,938    49,106,520            0              0    40,861,131
   Realized gain (loss) on
      shares redeemed ............     9,068,100    75,487,984    2,233,701     37,821,668     6,638,358
   Net change in unrealized gain
      (loss) on investments ......   (15,319,813)   51,938,311   58,960,243    (17,480,348)  (11,558,393)
                                    ------------  ------------  -----------   ------------  ------------
NET GAIN (LOSS) ON INVESTMENTS ...    17,862,225   176,532,815   61,193,944     20,341,320    35,941,096
                                    ------------  ------------  -----------   ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ....................  $ 16,448,101  $164,480,224  $51,726,640   $ 14,520,946  $ 33,464,549
                                    ============  ============  ===========   ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A3

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                 AST
                                                              NEUBERGER         AST
                 AST LORD       AST MARSICO                    BERMAN        NEUBERGER         AST         AST PIMCO
 AST LARGE-       ABBETT          CAPITAL        AST MFS       MID-CAP        BERMAN        SMALL-CAP       LIMITED
  CAP VALUE   BOND-DEBENTURE      GROWTH         GROWTH        GROWTH      MID-CAP VALUE     GROWTH      MATURITY BOND
  PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------  --------------  --------------  ------------  ------------  --------------  ------------  --------------


$695,105,294  $  582,676,194  $2,486,478,857  $440,821,348  $632,361,967  $1,194,347,979  $169,871,042  $1,352,973,165
------------  --------------  --------------  ------------  ------------  --------------  ------------  --------------
$695,105,294  $  582,676,194  $2,486,478,857  $440,821,348  $632,361,967  $1,194,347,979  $169,871,042  $1,352,973,165
============  ==============  ==============  ============  ============  ==============  ============  ==============

$695,105,294  $  582,676,194  $2,486,478,857  $440,821,348  $632,361,967  $1,194,347,979  $169,871,042  $1,352,973,165
------------  --------------  --------------  ------------  ------------  --------------  ------------  --------------
$695,105,294  $  582,676,194  $2,486,478,857  $440,821,348  $632,361,967  $1,194,347,979  $169,871,042  $1,352,973,165
============  ==============  ==============  ============  ============  ==============  ============  ==============
  34,653,644      44,058,082     166,628,186    47,011,478    31,115,955      48,463,355    10,694,531     113,952,602
============  ==============  ==============  ============  ============  ==============  ============  ==============
  34,479,429      49,929,408     121,588,208    46,796,321    34,330,183      61,659,678    10,564,119     121,017,278

$      20.16  $        11.67  $        20.45  $       9.42  $      18.42  $        19.37  $      16.08  $        11.18

$498,495,891  $  558,191,710  $1,931,928,397  $319,120,959  $528,436,829  $1,069,807,196  $154,275,920  $1,338,547,608

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                             AST
                                                          NEUBERGER        AST
                 AST LORD      AST MARSICO                  BERMAN      NEUBERGER        AST        AST PIMCO
 AST LARGE-       ABBETT         CAPITAL      AST MFS      MID-CAP        BERMAN      SMALL-CAP      LIMITED
  CAP VALUE   BOND-DEBENTURE     GROWTH       GROWTH       GROWTH     MID-CAP VALUE    GROWTH     MATURITY BOND
  PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------  --------------  ------------  -----------  -----------  -------------  -----------  -------------

$  5,398,176   $29,175,991    $  1,455,976  $         0  $         0  $   6,537,871  $         0   $45,211,498
------------   -----------    ------------  -----------  -----------  -------------  -----------   -----------




  10,238,194    10,381,869      44,204,579    7,504,298    9,983,892     20,531,071    2,662,732    25,580,235
------------   -----------    ------------  -----------  -----------  -------------  -----------   -----------
  (4,840,018)   18,794,122     (42,748,603)  (7,504,298)  (9,983,892)   (13,993,200)  (2,662,732)   19,631,263
------------   -----------    ------------  -----------  -----------  -------------  -----------   -----------



  15,703,898     7,573,032               0            0            0    200,189,759            0             0

  24,034,460    (4,551,585)    262,016,869   17,053,776   69,822,006     90,952,564    4,450,327    (8,175,115)

  69,111,136    22,619,799     (93,062,055)  25,215,420   13,812,271   (171,640,658)  16,116,645    17,789,482
------------   -----------    ------------  -----------  -----------  -------------  -----------   -----------
 108,849,494    25,641,246     168,954,814   42,269,196   83,634,277    119,501,665   20,566,972     9,614,367
------------   -----------    ------------  -----------  -----------  -------------  -----------   -----------


$104,009,476   $44,435,368    $126,206,211  $34,764,898  $73,650,385  $ 105,508,465  $17,904,240   $29,245,630
============   ===========    ============  ===========  ===========  =============  ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A4

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                                                                             AST            AST
                                                         AST                 AST        T. ROWE PRICE  T. ROWE PRICE
                                     AST PIMCO    ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     NATURAL         ASSET
                                   TOTAL RETURN       CORE VALUE       MANAGED INDEX      RESOURCES      ALLOCATION
                                  BOND PORTFOLIO       PORTFOLIO       500 PORTFOLIO      PORTFOLIO      PORTFOLIO
                                  --------------  -----------------  -----------------  -------------  -------------
ASSETS
   Investment in the portfolios,
      at value .................  $1,532,654,703     $450,429,301       $438,379,389     $377,853,157   $453,917,826
                                  --------------     ------------       ------------     ------------   ------------
   Net Assets ..................  $1,532,654,703     $450,429,301       $438,379,389     $377,853,157   $453,917,826
                                  ==============     ============       ============     ============   ============
NET ASSETS, representing:
   Accumulation units ..........  $1,532,654,703     $450,429,301       $438,379,389     $377,853,157   $453,917,826
                                  --------------     ------------       ------------     ------------   ------------
                                  $1,532,654,703     $450,429,301       $438,379,389     $377,853,157   $453,917,826
                                  ==============     ============       ============     ============   ============
   Units outstanding ...........     106,510,754       28,555,762         31,311,242       11,346,551     23,736,273
                                  ==============     ============       ============     ============   ============
   Portfolio shares held .......     134,090,525       32,288,839         32,162,831       12,860,897     25,732,303
   Portfolio net asset value per
      share ....................  $        11.43     $      13.95       $      13.63     $      29.38   $      17.64
   Investment in portfolio
      shares, at cost ..........  $1,559,547,220     $381,549,942       $372,364,476     $332,885,109   $389,685,256

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                                                                             AST            AST
                                                         AST                 AST        T. ROWE PRICE  T. ROWE PRICE
                                     AST PIMCO    ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     NATURAL         ASSET
                                   TOTAL RETURN       CORE VALUE       MANAGED INDEX      RESOURCES      ALLOCATION
                                  BOND PORTFOLIO       PORTFOLIO       500 PORTFOLIO      PORTFOLIO      PORTFOLIO
                                  --------------  -----------------  -----------------  -------------  -------------
INVESTMENT INCOME
   Dividend income .............   $ 56,119,424      $ 4,111,642        $ 4,817,040     $  1,328,269    $ 7,522,802
                                   ------------      -----------        -----------     ------------    -----------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .......     23,794,813        5,723,605          6,631,888        6,258,649      6,342,852
                                   ------------      -----------        -----------     ------------    -----------
NET INVESTMENT INCOME (LOSS) ...     32,324,611       (1,611,963)        (1,814,848)      (4,930,380)     1,179,950
                                   ------------      -----------        -----------     ------------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .................              0       18,228,551                  0       30,810,148     29,241,880
   Realized gain (loss) on
      shares redeemed ..........    (22,416,888)       9,563,671         24,311,918       58,241,724     (2,533,767)
   Net change in unrealized gain
      (loss) on investments ....     20,150,595       37,339,548         20,983,810      (38,064,015)    14,990,803
                                   ------------      -----------        -----------     ------------    -----------
NET GAIN (LOSS) ON
   INVESTMENTS .................     (2,266,293)      65,131,770         45,295,728       50,987,857     41,698,916
                                   ------------      -----------        -----------     ------------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................   $ 30,058,318      $63,519,807        $43,480,880     $ 46,057,477    $42,878,866
                                   ============      ===========        ===========     ============    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A5

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                               AST           AST              AST
     AST          AST MFS    AST JPMORGAN       AST             AST        AGGRESSIVE       CAPITAL        BALANCED
INTERNATIONAL     GLOBAL     INTERNATIONAL T. ROWE PRICE   INTERNATIONAL      ASSET      GROWTH ASSET        ASSET
    VALUE         EQUITY        EQUITY      GLOBAL BOND       GROWTH       ALLOCATION     ALLOCATION      ALLOCATION
  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------  ------------  ------------  -------------  --------------  ------------  --------------  --------------


 $307,008,826  $240,811,449  $502,228,325   $452,329,904  $1,536,181,205  $338,015,197  $3,056,729,065  $2,302,446,071
 ------------  ------------  ------------   ------------  --------------  ------------  --------------  --------------
 $307,008,826  $240,811,449  $502,228,325   $452,329,904  $1,536,181,205  $338,015,197  $3,056,729,065  $2,302,446,071
 ============  ============  ============   ============  ==============  ============  ==============  ==============

 $307,008,826  $240,811,449  $502,228,325   $452,329,904  $1,536,181,205  $338,015,197  $3,056,729,065  $2,302,446,071
 ------------  ------------  ------------   ------------  --------------  ------------  --------------  --------------
 $307,008,826  $240,811,449  $502,228,325   $452,329,904  $1,536,181,205  $338,015,197  $3,056,729,065  $2,302,446,071
 ============  ============  ============   ============  ==============  ============  ==============  ==============
   16,917,509    14,954,097    20,776,118     35,160,659      74,075,677    29,758,635     274,471,163     209,952,238
 ============  ============  ============   ============  ==============  ============  ==============  ==============
   16,295,585    16,493,935    20,600,013     39,095,065      92,820,617    29,189,568     268,369,540     205,392,156

 $      18.84  $      14.60  $      24.38   $      11.57  $        16.55  $      11.58  $        11.39  $        11.21

 $230,263,845  $206,553,807  $362,182,855   $450,228,380  $1,055,102,038  $308,480,856  $2,812,265,307  $2,132,277,296

                                              SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                              AST           AST          AST
     AST         AST MFS     AST JPMORGAN       AST            AST        AGGRESSIVE     CAPITAL      BALANCED
INTERNATIONAL     GLOBAL    INTERNATIONAL  T. ROWE PRICE  INTERNATIONAL     ASSET     GROWTH ASSET      ASSET
    VALUE         EQUITY       EQUITY       GLOBAL BOND       GROWTH      ALLOCATION   ALLOCATION    ALLOCATION
  PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-------------  -----------  -------------  -------------  -------------  -----------  ------------  ------------

 $ 1,942,092   $   882,385   $ 5,810,608    $ 7,629,627   $ 20,910,972   $         0  $          0  $          0
 -----------   -----------   -----------    -----------   ------------   -----------  ------------  ------------




   3,744,279     2,748,336     7,364,188      8,139,902     26,689,569     3,701,687    36,057,684    27,934,427
 -----------   -----------   -----------    -----------   ------------   -----------  ------------  ------------
  (1,802,187)   (1,865,951)   (1,553,580)      (510,275)    (5,778,597)   (3,701,687)  (36,057,684)  (27,934,427)
 -----------   -----------   -----------    -----------   ------------   -----------  ------------  ------------



           0    14,326,966             0      4,651,359              0             0             0             0

  20,568,797    13,459,335    52,492,530     (3,905,923)   183,799,140       994,409      (711,980)    1,432,365

  33,662,745     9,780,085    37,732,770     19,367,994     91,107,539    29,630,043   244,855,287   170,438,653
 -----------   -----------   -----------    -----------   ------------   -----------  ------------  ------------

  54,231,542    37,566,386    90,225,300     20,113,430    274,906,679    30,624,452   244,143,307   171,871,018
 -----------   -----------   -----------    -----------   ------------   -----------  ------------  ------------


 $52,429,355   $35,700,435   $88,671,720    $19,603,155   $269,128,082   $26,922,765  $208,085,623  $143,936,591
 ===========   ===========   ===========    ===========   ============   ===========  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A6

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                             SUBACCOUNTS
                                  -----------------------------------------------------------------
                                       AST           AST
                                  CONSERVATIVE  PRESERVATION
                                      ASSET         ASSET                   EVERGREEN    EVERGREEN
                                   ALLOCATION    ALLOCATION   DAVIS VALUE  VA BALANCED   VA GROWTH
                                    PORTFOLIO     PORTFOLIO    PORTFOLIO       FUND         FUND
                                  ------------  ------------  -----------  -----------  -----------
ASSETS
   Investment in the portfolios,
      at value..................  $561,803,967  $250,007,194  $13,705,564   $6,174,236  $43,826,409
                                  ------------  ------------  -----------   ----------  -----------
   Net Assets...................  $561,803,967  $250,007,194  $13,705,564   $6,174,236  $43,826,409
                                  ============  ============  ===========   ==========  ===========
NET ASSETS, representing:
   Accumulation units...........  $561,803,967  $250,007,194  $13,705,564   $6,174,236  $43,826,409
                                  ------------  ------------  -----------   ----------  -----------
                                  $561,803,967  $250,007,194  $13,705,564   $6,174,236  $43,826,409
                                  ============  ============  ===========   ==========  ===========
   Units outstanding............    51,724,638    23,553,542    1,082,056      590,857    3,503,745
                                  ============  ============  ===========   ==========  ===========
   Portfolio shares held........    50,612,970    23,042,138      940,025      407,540    2,809,385
   Portfolio net asset value per
      share.....................  $      11.10  $      10.85  $     14.58   $    15.15  $     15.60
   Investment in portfolio
      shares, at cost ..........  $525,672,214  $237,201,177  $10,586,430   $5,446,454  $39,144,398

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                             SUBACCOUNTS
                                  -----------------------------------------------------------------
                                       AST           AST
                                  CONSERVATIVE  PRESERVATION
                                      ASSET         ASSET                   EVERGREEN    EVERGREEN
                                   ALLOCATION    ALLOCATION   DAVIS VALUE  VA BALANCED   VA GROWTH
                                    PORTFOLIO     PORTFOLIO    PORTFOLIO       FUND         FUND
                                  ------------  ------------  -----------  -----------  -----------
INVESTMENT INCOME
   Dividend income..............  $         0   $         0   $   99,234    $156,837    $         0
                                  -----------   -----------   ----------    --------    -----------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration........    6,468,078     2,639,197      170,120      90,423        747,600
                                  -----------   -----------   ----------    --------    -----------
NET INVESTMENT INCOME (LOSS)....   (6,468,078)   (2,639,197)     (70,886)     66,414       (747,600)
                                  -----------   -----------   ----------    --------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received..................            0             0            0           0      2,423,286
   Realized gain (loss) on
      shares redeemed...........    1,947,545       857,830      450,826     (36,554)     3,353,571
   Net change in unrealized gain
      (loss) on investments.....   36,156,421    12,796,758    1,167,108     468,130     (1,672,998)
                                  -----------   -----------   ----------    --------    -----------
NET GAIN (LOSS) ON INVESTMENTS..   38,103,966    13,654,588    1,617,934     431,576      4,103,859
                                  -----------   -----------   ----------    --------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................  $31,635,888   $11,015,391   $1,547,048    $497,990    $ 3,356,259
                                  ===========   ===========   ==========    ========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A7

                        SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------


 EVERGREEN VA   EVERGREEN VA                 EVERGREEN VA  EVERGREEN VA
INTERNATIONAL    FUNDAMENTAL   EVERGREEN VA     SPECIAL      STRATEGIC
 EQUITY FUND   LARGE CAP FUND   OMEGA FUND    VALUES FUND   INCOME FUND
-------------  --------------  ------------  ------------  ------------


 $91,051,734     $9,482,236     $22,281,153   $8,852,093    $6,868,720
 -----------     ----------     -----------   ----------    ----------
 $91,051,734     $9,482,236     $22,281,153   $8,852,093    $6,868,720
 ===========     ==========     ===========   ==========    ==========

 $91,051,734     $9,482,236     $22,281,153   $8,852,093    $6,868,720
 -----------     ----------     -----------   ----------    ----------
 $91,051,734     $9,482,236     $22,281,153   $8,852,093    $6,868,720
 ===========     ==========     ===========   ==========    ==========
   5,001,170        703,512       2,450,162      368,393       468,336
 ===========     ==========     ===========   ==========    ==========
   5,627,425        483,788       1,251,750      510,796       666,219

 $     16.18     $    19.60     $     17.80   $    17.33    $    10.31

 $83,228,329     $7,766,126     $19,417,241   $7,812,141    $6,917,773




                        SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------


 EVERGREEN VA   EVERGREEN VA                 EVERGREEN VA  EVERGREEN VA
INTERNATIONAL    FUNDAMENTAL   EVERGREEN VA     SPECIAL      STRATEGIC
 EQUITY FUND   LARGE CAP FUND   OMEGA FUND    VALUES FUND   INCOME FUND
-------------  --------------  ------------  ------------  ------------

 $ 2,957,352      $114,605      $        0    $   64,361     $237,273
 -----------      --------      ----------    ----------     --------




   1,159,520       128,908         367,065       120,092       95,600
 -----------      --------      ----------    ----------     --------
   1,797,832       (14,303)       (367,065)      (55,731)     141,673
 -----------      --------      ----------    ----------     --------



   3,992,333       151,870               0       986,910            0

   7,845,472       380,652       1,018,253       456,046      100,173

    (153,768)      430,298         363,971       131,595       54,419
 -----------      --------      ----------    ----------     --------
  11,684,037       962,820       1,382,224     1,574,551      154,592
 -----------      --------      ----------    ----------     --------


 $13,481,869      $948,517      $1,015,159    $1,518,820     $296,265
 ===========      ========      ==========    ==========     ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A8

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                        SUBACCOUNTS
                                  ----------------------
                                               COLUMBIA
                                   COLUMBIA      SMALL
                                     MONEY      COMPANY
                                    MARKET      GROWTH
                                    FUND VS     FUND VS
                                  ----------  ----------
ASSETS
   Investment in the portfolios,
      at value .................  $2,597,272  $1,154,647
                                  ----------  ----------
   Net Assets ..................  $2,597,272  $1,154,647
                                  ==========  ==========
NET ASSETS, representing:
   Accumulation units ..........  $2,597,272  $1,154,647
                                  ----------  ----------
                                  $2,597,272  $1,154,647
                                  ==========  ==========
   Units outstanding ...........     246,470      61,522
                                  ==========  ==========
   Portfolio shares held .......   2,597,273      90,348
   Portfolio net asset value per
      share ....................  $     1.00  $    12.78
   Investment in portfolio
      shares, at cost ..........  $2,597,272  $  720,913

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                      SUBACCOUNTS
                                  ------------------
                                            COLUMBIA
                                  COLUMBIA    SMALL
                                    MONEY    COMPANY
                                   MARKET    GROWTH
                                   FUND VS   FUND VS
                                  --------  --------
INVESTMENT INCOME
   Dividend income .............  $136,933  $      0
                                  --------  --------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .......    29,820    13,420
                                  --------  --------
NET INVESTMENT INCOME (LOSS) ...   107,113   (13,420)
                                  --------  --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .................         0         0
   Realized gain (loss) on
      shares redeemed ..........         0   191,550
   Net change in unrealized gain
      (loss) on investments ....         0   (29,935)
                                  --------  --------
NET GAIN (LOSS) ON
   INVESTMENTS .................         0   161,615
                                  --------  --------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................  $107,113  $148,195
                                  ========  ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A9

                                 SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------

  COLUMBIA                    GARTMORE       FIRST        FIRST       FIRST       FIRST
   LARGE     PRUDENTIAL SP      GVIT         TRUST      TRUST 10      TRUST       TRUST
 CAP GROWTH  INTERNATIONAL   DEVELOPING     THE DOW     UNCOMMON     ENERGY     FINANCAL
  STOCK VS      GROWTH         MARKETS     TARGET 10     VALUES      SECTOR     SERVICES
-----------  -------------  ------------  -----------  ----------  ----------  ----------


$11,755,050   $43,165,895   $323,570,554  $27,949,971  $5,731,923  $4,359,950  $3,476,198
-----------   -----------   ------------  -----------  ----------  ----------  ----------
$11,755,050   $43,165,895   $323,570,554  $27,949,971  $5,731,923  $4,359,950  $3,476,198
===========   ===========   ============  ===========  ==========  ==========  ==========

$11,755,050   $43,165,895   $323,570,554  $27,949,971  $5,731,923  $4,359,950  $3,476,198
-----------   -----------   ------------  -----------  ----------  ----------  ----------
$11,755,050   $43,165,895   $323,570,554  $27,949,971  $5,731,923  $4,359,950  $3,476,198
===========   ===========   ============  ===========  ==========  ==========  ==========
  1,028,389     3,003,554     14,181,235    2,310,852   1,128,706     148,976     192,834
===========   ===========   ============  ===========  ==========  ==========  ==========
    432,489     5,200,710     20,635,877    2,646,778   1,053,662     138,411     179,185

$     27.18   $      8.30   $      15.68  $     10.56  $     5.44  $    31.50  $    19.40

$10,265,329   $39,853,337   $277,009,145  $25,862,116  $5,127,636  $2,763,860  $2,209,345

                               SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------
 COLUMBIA
   LARGE     PRUDENTIAL      GARTMORE                   FIRST      FIRST      FIRST
    CAP          SP            GVIT     FIRST TRUST   TRUST 10     TRUST      TRUST
  GROWTH    INTERNATIONAL   DEVELOPING    THE DOW     UNCOMMON    ENERGY    FINANCAL
 STOCK VS       GROWTH       MARKETS     TARGET 10     VALUES     SECTOR    SERVICES
----------  -------------  -----------  -----------  ---------  ----------  --------

$   46,427   $  696,016    $ 1,720,815   $        0  $       0  $        0  $      0
----------   ----------    -----------   ----------  ---------  ----------  --------




   129,223      617,401      4,741,176      298,508     85,887      49,420    36,314
----------   ----------    -----------   ----------  ---------  ----------  --------
   (82,796)      78,615     (3,020,361)    (298,508)   (85,887)    (49,420)  (36,314)
----------   ----------    -----------   ----------  ---------  ----------  --------



         0    2,834,880     24,511,856            0          0           0         0

   292,249    3,090,899     38,701,978    1,983,148    394,365   1,061,121   263,908

   901,382     (126,050)    14,192,813    2,149,270   (138,785)   (514,292)  284,263
----------   ----------    -----------   ----------  ---------  ----------  --------

 1,193,631    5,799,729     77,406,647    4,132,418    255,580     546,829   548,171
----------   ----------    -----------   ----------  ---------  ----------  --------


$1,110,835   $5,878,344    $74,386,286   $3,833,910  $ 169,693  $  497,409  $511,857
==========   ==========    ===========   ==========  =========  ==========  ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A10

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                            SUBACCOUNTS
                                  ----------------------------------------------------------------
                                                             FIRST TRUST
                                  FIRST TRUST                  GLOBAL     FIRST TRUST  FIRST TRUST
                                  PHARMHEALTH  FIRST TRUST    DIVIDEND       NASDAQ        S&P
                                     SECTOR     TECHNOLOGY    TARGET 15    TARGET 15    TARGET 24
                                  -----------  -----------  ------------  -----------  -----------
ASSETS
   Investment in the portfolios,
      at value..................   $2,868,198   $1,288,024  $128,825,541   $7,316,458  $16,056,366
                                   ----------   ----------  ------------   ----------  -----------
   Net Assets ..................   $2,868,198   $1,288,024  $128,825,541   $7,316,458  $16,056,366
                                   ==========   ==========  ============   ==========  ===========
NET ASSETS, representing:
   Accumulation units...........   $2,868,198   $1,288,024  $128,825,541   $7,316,458  $16,056,366
                                   ----------   ----------  ------------   ----------  -----------
                                   $2,868,198   $1,288,024  $128,825,541   $7,316,458  $16,056,366
                                   ==========   ==========  ============   ==========  ===========
   Units outstanding............      245,114      254,686     7,224,534      686,462    1,496,950
                                   ==========   ==========  ============   ==========  ===========
   Portfolio shares held........      230,934      236,769     6,093,923      719,415    1,730,212
   Portfolio net asset value per
      share.....................   $    12.42   $     5.44  $      21.14   $    10.17  $      9.28
   Investment in portfolio
      shares, at cost...........   $2,217,674   $  943,951  $105,399,468   $6,653,912  $15,186,035

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                            SUBACCOUNTS
                                  ---------------------------------------------------------------
                                                            FIRST TRUST
                                  FIRST TRUST                 GLOBAL     FIRST TRUST  FIRST TRUST
                                  PHARMHEALTH  FIRST TRUST   DIVIDEND       NASDAQ        S&P
                                     SECTOR     TECHNOLOGY   TARGET 15    TARGET 15    TARGET 24
                                  -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME
   Dividend income..............   $      0     $      0    $         0    $      0    $       0
                                   --------     --------    -----------    --------    ---------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration........     30,053       13,703      1,112,432      87,502      261,352
                                   --------     --------    -----------    --------    ---------
NET INVESTMENT INCOME (LOSS)....    (30,053)     (13,703)    (1,112,432)    (87,502)    (261,352)
                                   --------     --------    -----------    --------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received..................          0            0              0           0            0
   Realized gain (loss) on
      shares redeemed...........     81,707       (1,396)     2,824,074     359,256      678,407
   Net change in unrealized gain
      (loss) on investments.....    152,819       42,161     20,443,439     193,480     (313,802)
                                   --------     --------    -----------    --------    ---------
NET GAIN (LOSS) ON INVESTMENTS..    234,526       40,765     23,267,513     552,736      364,605
                                   --------     --------    -----------    --------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................   $204,473     $ 27,062    $22,155,081    $465,234    $ 103,253
                                   ========     ========    ===========    ========    =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A11

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------

              FIRST TRUST   FIRST TRSUT                                                          PROFUND VP
 FIRST TRUST   VALUE LINE   DOW TARGET    PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      BASIC
 MANAGED VIP   TARGET 25     DIVIDEND       ASIA 30       BANKS         BEAR     BIOTECHNOLOGY   MATERIALS
------------  -----------  ------------  ------------  -----------  -----------  -------------  -----------


$203,897,808  $43,760,308  $100,921,871  $172,273,964  $13,291,218  $28,388,023   $12,289,511   $30,609,110
------------  -----------  ------------  ------------  -----------  -----------   -----------   -----------
$203,897,808  $43,760,308  $100,921,871  $172,273,964  $13,291,218  $28,388,023   $12,289,511   $30,609,110
============  ===========  ============  ============  ===========  ===========   ===========   ===========

$203,897,808  $43,760,308  $100,921,871  $172,273,964  $13,291,218  $28,388,023   $12,289,511   $30,609,110
------------  -----------  ------------  ------------  -----------  -----------   -----------   -----------
$203,897,808  $43,760,308  $100,921,871  $172,273,964  $13,291,218  $28,388,023   $12,289,511   $30,609,110
============  ===========  ============  ============  ===========  ===========   ===========   ===========
  15,281,221    3,690,582     8,908,522     8,238,599      961,152    4,204,752     1,291,025     2,130,572
============  ===========  ============  ============  ===========  ===========   ===========   ===========
  17,397,424    8,752,062     8,655,392     2,795,748      382,591    1,101,164       589,708       770,041

$      11.72  $      5.00  $      11.66  $      61.62  $     34.74  $     25.78   $     20.84   $     39.75

$176,293,382  $41,783,122  $ 92,442,771  $151,790,500  $12,956,953  $28,789,924   $12,565,477   $29,300,863

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------

             FIRST TRUST  FIRST TRSUT                                                       PROFUND VP
FIRST TRUST   VALUE LINE   DOW TARGET   PROFUND VP  PROFUND VP   PROFUND VP    PROFUND VP      BASIC
MANAGED VIP   TARGET 25     DIVIDEND     ASIA 30       BANKS        BEAR     BIOTECHNOLOGY   MATERIALS
-----------  -----------  -----------  -----------  ----------  -----------  -------------  ----------

$         0  $         0  $         0  $   397,437  $  142,765  $   900,130   $         0   $  83,629
-----------  -----------  -----------  -----------  ----------  -----------   -----------   ---------




  3,214,208      696,726    1,424,166    1,529,764     273,596      831,995       236,581     498,297
-----------  -----------  -----------  -----------  ----------  -----------   -----------   ---------
 (3,214,208)    (696,726)  (1,424,166)  (1,132,327)   (130,831)      68,135      (236,581)   (414,668)
-----------  -----------  -----------  -----------  ----------  -----------   -----------   ---------



          0            0            0            0           0            0             0           0

 11,127,745    4,454,883    1,436,917   11,950,842   1,615,941   (6,840,982)   (1,139,217)     12,486

  8,160,773   (3,444,443)  11,986,715   19,090,406     354,754      (65,361)       30,875     885,483
-----------  -----------  -----------  -----------  ----------  -----------   -----------   ---------
 19,288,518    1,010,440   13,423,632   31,041,248   1,970,695   (6,906,343)   (1,108,342)    897,969
-----------  -----------  -----------  -----------  ----------  -----------   -----------   ---------


$16,074,310  $   313,714  $11,999,466  $29,908,921  $1,839,864  $(6,838,208)  $(1,344,923)  $ 483,301
===========  ===========  ===========  ===========  ==========  ===========   ===========   =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A12

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                             SUBACCOUNTS
                                  ----------------------------------------------------------------

                                                             PROFUND VP   PROFUND VP
                                   PROFUND VP     PROFUND     CONSUMER     CONSUMER    PROFUND VP
                                   ULTRABULL      VP BULL     SERVICES      GOODS       OIL & GAS
                                  -----------  ------------  ----------  -----------  ------------
ASSETS
   Investment in the portfolios,
      at value .................  $53,893,149  $227,054,250  $6,498,547  $18,574,189  $143,519,769
                                  -----------  ------------  ----------  -----------  ------------
   Net Assets ..................  $53,893,149  $227,054,250  $6,498,547  $18,574,189  $143,519,769
                                  ===========  ============  ==========  ===========  ============

NET ASSETS, representing:
   Accumulation units ..........  $53,893,149  $227,054,250  $6,498,547  $18,574,189  $143,519,769
                                  -----------  ------------  ----------  -----------  ------------
                                  $53,893,149  $227,054,250  $6,498,547  $18,574,189  $143,519,769
                                  ===========  ============  ==========  ===========  ============
   Units outstanding ...........    4,654,736    18,245,182     601,586    1,569,847     7,128,072
                                  ===========  ============  ==========  ===========  ============
   Portfolio shares held .......    2,260,619     7,468,890     202,953      554,785     2,786,251
   Portfolio net asset value per
      share ....................  $     23.84  $      30.40  $    32.02  $     33.48  $      51.51
   Investment in portfolio
      shares, at cost ..........  $53,041,797  $223,320,581  $6,368,183  $18,010,757  $143,436,707

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                             SUBACCOUNTS
                                  ----------------------------------------------------------------

                                                             PROFUND VP   PROFUND VP
                                   PROFUND VP     PROFUND     CONSUMER     CONSUMER    PROFUND VP
                                   ULTRABULL      VP BULL     SERVICES      GOODS       OIL & GAS
                                  -----------  ------------  ----------  -----------  ------------
INVESTMENT INCOME
   Dividend income .............  $   139,836  $    356,220  $        0  $    13,509  $          0
                                  -----------  ------------  ----------  -----------  ------------

EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .......      627,918     2,370,010      93,040      206,923     2,487,719
                                  -----------  ------------  ----------  -----------  ------------

NET INVESTMENT INCOME (LOSS) ...     (488,082)   (2,013,790)    (93,040)    (193,414)   (2,487,719)
                                  -----------  ------------  ----------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .................    2,056,721     6,981,569           0            0    12,004,097
   Realized gain (loss) on
      shares redeemed ..........    4,958,959    10,459,900     684,732    1,183,557     6,809,884
   Net change in unrealized gain
      (loss) on investments ....    1,292,214     3,245,814     169,135      603,230     2,711,001
                                  -----------  ------------  ----------  -----------  ------------

NET GAIN (LOSS) ON
   INVESTMENTS .................    8,307,894    20,687,283     853,867    1,786,787    21,524,982
                                  -----------  ------------  ----------  -----------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................  $ 7,819,812  $ 18,673,493  $  760,827  $ 1,593,373  $ 19,037,263
                                  ===========  ============  ==========  ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A13

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                            PROFUND VP
                               U.S.                   ACCESS VP
 PROFUND VP    PROFUND VP   GOVERNMENT   PROFUND VP   HIGH YIELD   PROFUND VP  PROFUND VP   PROFUND VP
  EUROPE 30    FINANCIALS      PLUS     HEALTH CARE      FUND     INDUSTRIALS   INTERNET      JAPAN
------------  -----------  -----------  -----------  -----------  -----------  ----------  -----------


$126,117,030  $44,680,815  $31,415,476  $63,921,312  $31,357,228   $9,580,709  $9,275,264  $67,826,530
------------  -----------  -----------  -----------  -----------   ----------  ----------  -----------
$126,117,030  $44,680,815  $31,415,476  $63,921,312  $31,357,228   $9,580,709  $9,275,264  $67,826,530
============  ===========  ===========  ===========  ===========   ==========  ==========  ===========


$126,117,030  $44,680,815  $31,415,476  $63,921,312  $31,357,228   $9,580,709  $9,275,264  $67,826,530
------------  -----------  -----------  -----------  -----------   ----------  ----------  -----------
$126,117,030  $44,680,815  $31,415,476  $63,921,312  $31,357,228   $9,580,709  $9,275,264  $67,826,530
============  ===========  ===========  ===========  ===========   ==========  ==========  ===========
   9,520,644    3,162,737    2,703,814    6,342,850    2,745,535      738,445     487,568    4,321,658
============  ===========  ===========  ===========  ===========   ==========  ==========  ===========
   3,942,389    1,099,430    1,040,248    2,168,294    1,013,813      255,827     189,446    2,373,217

$      31.99  $     40.64  $     30.20  $     29.48  $     30.93   $    37.45  $    48.96  $     28.58

$119,676,918  $42,924,182  $32,263,127  $61,227,453  $30,867,189   $9,374,771  $9,584,896  $66,995,234

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
                          PROFUND VP
                             U.S.                   ACCESS VP
 PROFUND VP  PROFUND VP   GOVERNMENT   PROFUND VP  HIGH YIELD   PROFUND VP   PROFUND VP   PROFUND VP
 EUROPE 30   FINANCIALS      PLUS     HEALTH CARE     FUND     INDUSTRIALS    INTERNET       JAPAN
-----------  ----------  -----------  -----------  ----------  -----------  -----------  ------------

$   367,723  $  171,666  $ 2,066,548  $         0  $1,723,236   $        0  $         0  $    615,937
-----------  ----------  -----------  -----------  ----------   ----------  -----------  ------------





  1,478,939     556,440      924,042      713,005     403,999      258,408      167,029     1,249,422
-----------  ----------  -----------  -----------  ----------   ----------  -----------  ------------

 (1,111,216)   (384,774)   1,142,506     (713,005)  1,319,237     (258,408)    (167,029)     (633,485)
-----------  ----------  -----------  -----------  ----------   ----------  -----------  ------------




  2,102,028           0            0            0           0            0    1,363,886    18,287,139

  7,039,898   3,353,809   (1,281,442)     588,598     344,924      852,573   (1,629,737)   (2,689,478)

  4,950,596   1,209,156   (2,707,111)   2,510,295     712,106      196,213     (126,298)  (15,705,535)
-----------  ----------  -----------  -----------  ----------   ----------  -----------  ------------

 14,092,522   4,562,965   (3,988,553)   3,098,893   1,057,030    1,048,786     (392,149)     (107,874)
-----------  ----------  -----------  -----------  ----------   ----------  -----------  ------------



$12,981,306  $4,178,191  $(2,846,047) $ 2,385,888  $2,376,267   $  790,378  $  (559,178) $   (741,359)
===========  ==========  ===========  ===========  ==========   ==========  ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A14

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                                SUBACCOUNTS
                                  ----------------------------------------------------------------------
                                   PROFUND VP    PROFUND VP    PROFUND VP
                                    PRECIOUS       MID-CAP       MID-CAP      PROFUND VP      PROFUND VP
                                     METALS        GROWTH         VALUE     PHARMACEUTICALS  REAL ESTATE
                                  ------------  ------------  ------------  ---------------  -----------
ASSETS
   Investment in the portfolios,
      at value..................  $124,745,013  $ 67,092,368  $104,430,109    $21,075,366    $69,717,021
                                  ------------  ------------  ------------    -----------    -----------
   Net Assets...................  $124,745,013  $ 67,092,368  $104,430,109    $21,075,366    $69,717,021
                                  ============  ============  ============    ===========    ===========
NET ASSETS, representing:
   Accumulation units...........  $124,745,013  $ 67,092,368  $104,430,109    $21,075,366    $69,717,021
                                  ------------  ------------  ------------    -----------    -----------
                                  $124,745,013  $ 67,092,368  $104,430,109    $21,075,366    $69,717,021
                                  ============  ============  ============    ===========    ===========
   Units outstanding............     7,735,448     5,245,813     6,923,953      2,412,795      3,041,223
                                  ============  ============  ============    ===========    ===========
   Portfolio shares held........     2,848,710     1,937,966     3,217,194        834,008      1,061,950
   Portfolio net asset value per
      share.....................  $      43.79  $      34.62  $      32.46    $     25.27    $     65.65
   Investment in portfolio
      shares, at cost...........  $122,432,980  $ 66,478,943  $102,865,715    $21,456,246    $68,753,500

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                                SUBACCOUNTS
                                  -------------------------------------------------------------------
                                   PROFUND VP   PROFUND VP   PROFUND VP                    PROFUND VP
                                    PRECIOUS     MID-CAP      MID-CAP       PROFUND VP        REAL
                                     METALS      GROWTH        VALUE     PHARMACEUTICALS     ESTATE
                                  -----------  -----------  -----------  ---------------  -----------
INVESTMENT INCOME
   Dividend income..............  $   898,180  $         0  $    17,962    $   79,636     $   350,285
                                  -----------  -----------  -----------    ----------     -----------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration........    2,106,874    1,265,176    1,456,093       352,721         981,500
                                  -----------  -----------  -----------    ----------     -----------
NET INVESTMENT INCOME (LOSS)....   (1,208,694)  (1,265,176)  (1,438,131)     (273,085)       (631,215)
                                  -----------  -----------  -----------    ----------     -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received..................            0    3,054,267   14,030,368             0       3,423,208
   Realized gain (loss) on
      shares redeemed...........   12,193,224    2,754,112   (4,556,685)    1,499,730       8,427,031
   Net change in unrealized gain
      (loss) on investments.....   (9,537,818)    (283,403)     970,217      (555,287)      1,937,485
                                  -----------  -----------  -----------    ----------     -----------
NET GAIN (LOSS) ON INVESTMENTS..    2,655,406    5,524,976   10,443,900       944,443      13,787,724
                                  -----------  -----------  -----------    ----------     -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................  $ 1,446,712  $ 4,259,800  $ 9,005,769    $  671,358     $13,156,509
                                  ===========  ===========  ===========    ==========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A15

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
 PROFUND VP                                PROFUND VP  PROFUND VP   PROFUND VP   PROFUND VP   PROFUND VP
RISING RATES   PROFUND VP    PROFUND VP    SMALL-CAP      SHORT       SHORT        SHORT       SMALL-CAP
 OPPORTUNITY      OTC      SEMICONDUCTOR     GROWTH      MID-CAP       OTC       SMALL-CAP       VALUE
------------  -----------  -------------  -----------  ----------  -----------  -----------  ------------


 $70,970,264  $67,277,076    $5,953,235   $79,247,181  $5,103,715  $23,704,012  $12,447,786  $100,514,672
 -----------  -----------    ----------   -----------  ----------  -----------  -----------  ------------
 $70,970,264  $67,277,076    $5,953,235   $79,247,181  $5,103,715  $23,704,012  $12,447,786  $100,514,672
 ===========  ===========    ==========   ===========  ==========  ===========  ===========  ============

 $70,970,264  $67,277,076    $5,953,235   $79,247,181  $5,103,715  $23,704,012  $12,447,786  $100,514,672
 -----------  -----------    ----------   -----------  ----------  -----------  -----------  ------------
 $70,970,264  $67,277,076    $5,953,235   $79,247,181  $5,103,715  $23,704,012  $12,447,786  $100,514,672
 ===========  ===========    ==========   ===========  ==========  ===========  ===========  ============
  10,313,304    7,599,738       842,301     5,414,930     616,685    4,161,359    1,564,369     6,877,715
 ===========  ===========    ==========   ===========  ==========  ===========  ===========  ============
   3,428,515    4,249,973       292,542     2,436,126     201,092    1,304,569      854,343     2,742,556

 $     20.70  $     15.83    $    20.35   $     32.53  $    25.38  $     18.17  $     14.57  $      36.65

 $69,817,090  $67,182,681    $6,137,666   $78,305,753  $5,072,845  $23,312,711  $12,369,425  $ 99,200,159

                                          SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
 PROFUND VP                                PROFUND VP   PROFUND VP   PROFUND VP   PROFUND VP   PROFUND VP
RISING RATES   PROFUND VP    PROFUND VP    SMALL-CAP      SHORT        SHORT        SHORT      SMALL-CAP
 OPPORTUNITY      OTC      SEMICONDUCTOR     GROWTH      MID-CAP        OTC       SMALL-CAP      VALUE
------------  -----------  ------------   -----------  -----------  -----------  -----------  -----------

 $1,078,950   $         0   $         0   $         0  $    50,734  $   489,399  $   272,445  $         0
 ----------   -----------   -----------   -----------  -----------  -----------  -----------  -----------




  1,287,556     1,237,003       137,267     1,726,667      103,138      946,027      443,311    1,206,043
 ----------   -----------   -----------   -----------  -----------  -----------  -----------  -----------
   (208,606)   (1,237,003)     (137,267)   (1,726,667)     (52,404)    (456,628)    (170,866)  (1,206,043)
 ----------   -----------   -----------   -----------  -----------  -----------  -----------  -----------



          0             0        99,030    17,365,750            0            0            0    3,789,620

  4,441,437       814,666    (1,665,247)   (3,469,243)  (2,071,813)  (3,199,061)  (4,889,151)   4,788,329

  2,893,448       397,615       441,315      (857,842)      29,034     (473,315)      45,479      820,990
 ----------   -----------   -----------   -----------  -----------  -----------  -----------  -----------
  7,334,885     1,212,281    (1,124,902)   13,038,665   (2,042,779)  (3,672,376)  (4,843,672)   9,398,939
 ----------   -----------   -----------   -----------  -----------  -----------  -----------  -----------


 $7,126,279   $   (24,722)  $(1,262,169)  $11,311,998  $(2,095,183) $(4,129,004) $(5,014,538) $ 8,192,896
 ==========   ===========   ===========   ===========  ===========  ===========  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A16

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                                  SUBACCOUNTS
                                  ---------------------------------------------------------------------------

                                  PROFUND VP       PROFUND VP       PROFUND VP    PROFUND VP     PROFUND VP
                                   TECHNOLOGY  TELECOMMUNICATIONS  ULTRAMID-CAP    ULTRAOTC    ULTRASMALL-CAP
                                  -----------  ------------------  ------------  ------------  --------------
ASSETS
   Investment in the portfolios,
      at value .................  $14,523,954      $44,101,064      $78,716,867  $ 64,704,885    $56,994,100
                                  -----------      -----------      -----------  ------------    -----------
   Net Assets ..................  $14,523,954      $44,101,064      $78,716,867  $ 64,704,885    $56,994,100
                                  ===========      ===========      ===========  ============    ===========
NET ASSETS, representing:
   Accumulation units ..........  $14,523,954      $44,101,064      $78,716,867  $ 64,704,885    $56,994,100
                                  -----------      -----------      -----------  ------------    -----------
                                  $14,523,954      $44,101,064      $78,716,867  $ 64,704,885    $56,994,100
                                  ===========      ===========      ===========  ============    ===========
   Units outstanding ...........    2,300,676        5,122,795        4,459,972    40,480,462      3,417,950
                                  ===========      ===========      ===========  ============    ===========
   Portfolio shares held .......      982,676        2,448,699        2,361,034     3,087,065      2,103,880
   Portfolio net asset value
      per share ................  $     14.78      $     18.01      $     33.34  $      20.96    $     27.09
   Investment in portfolio
      shares, at cost ..........  $14,402,966      $42,109,579      $80,208,941  $ 65,712,509    $57,311,586

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                                  SUBACCOUNTS
                                  ---------------------------------------------------------------------------

                                   PROFUND VP      PROFUND VP       PROFUND VP    PROFUND VP     PROFUND VP
                                   TECHNOLOGY  TELECOMMUNICATIONS  ULTRAMID-CAP    ULTRAOTC    ULTRASMALL-CAP
                                  -----------  ------------------  ------------  ------------  --------------
INVESTMENT INCOME
   Dividend income .............  $         0       $   219,295     $         0  $          0    $    16,534
                                  -----------       -----------     -----------  ------------    -----------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .......      215,221           506,475       1,316,406       937,357        817,621
                                  -----------       -----------     -----------  ------------    -----------
NET INVESTMENT INCOME (LOSS) ...     (215,221)         (287,180)     (1,316,406)     (937,357)      (801,087)
                                  -----------       -----------     -----------  ------------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS)
   ON INVESTMENTS
   Capital gains distributions
      received .................    1,215,827                 0      11,946,631    26,656,831              0
   Realized gain (loss) on
      shares redeemed ..........     (751,448)        4,414,990      (7,174,886)  (30,314,358)     7,310,972
   Net change in unrealized gain
      (loss) on investments ....      719,020         2,414,952        (124,376)    5,426,521      1,149,610
                                  -----------       -----------     -----------  ------------    -----------
NET GAIN (LOSS) ON INVESTMENTS..    1,183,405         6,820,942       4,647,369     1,768,994      8,460,582
                                  -----------       -----------     -----------  ------------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................  $   968,184       $ 6,542,762     $ 3,330,963  $    831,637    $ 7,659,495
                                  ===========       ===========     ===========  ============    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A17

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
               PROFUND VP    PROFUND VP                                            AIM V.I.       AIM V.I.
 PROFUND VP     LARGE-CAP     LARGE-CAP                             RYDEX INVERSE  DYNAMICS      FINANCIAL
  UTILITIES      GROWTH         VALUE      RYDEX NOVA   RYDEX OTC      S&P 500       FUND       SERVICES FUND
------------  ------------  ------------  -----------  -----------  -------------  -----------  -------------


$103,909,704  $ 75,650,121  $152,132,150  $ 7,255,497  $24,010,626    $  736,343   $66,083,698   $75,553,307
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------
$103,909,704  $ 75,650,121  $152,132,150  $ 7,255,497  $24,010,626    $  736,343   $66,083,698   $75,553,307
============  ============  ============  ===========  ===========    ==========   ===========   ===========

$103,909,704  $ 75,650,121  $152,132,150  $ 7,255,497  $24,010,626    $  736,343   $66,083,698   $75,553,307
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------
$103,909,704  $ 75,650,121  $152,132,150  $ 7,255,497  $24,010,626    $  736,343   $66,083,698   $75,553,307
============  ============  ============  ===========  ===========    ==========   ===========   ===========
   7,381,283     6,835,604    12,385,897      949,995    3,716,598        85,606     5,239,057     4,622,845
============  ============  ============  ===========  ===========    ==========   ===========   ===========
   2,982,483     2,206,830     3,800,453      719,078    1,560,145       167,732     3,853,277     4,339,650

$      34.84  $      34.28  $      40.03  $     10.09  $     15.39    $     4.39   $     17.15   $     17.41

$ 97,975,580  $ 71,981,525  $148,073,077  $ 5,075,999  $35,387,611    $1,091,647   $61,340,718   $63,453,059

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
               PROFUND VP    PROFUND VP                                            AIM V.I.       AIM V.I.
 PROFUND VP     LARGE-CAP     LARGE-CAP                             RYDEX INVERSE  DYNAMICS      FINANCIAL
  UTILITIES      GROWTH         VALUE      RYDEX NOVA   RYDEX OTC      S&P 500       FUND       SERVICES FUND
------------  ------------  ------------  -----------  -----------  -------------  -----------  -------------

$  1,458,457  $          0  $    147,931  $    85,479  $         0    $   57,497   $         0   $ 1,118,417
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------




   1,309,360     1,037,442     1,329,592       98,063      364,781        12,861     1,183,230     1,072,379
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------
     149,097    (1,037,442)   (1,181,661)     (12,584)    (364,781)       44,636    (1,183,230)       46,038
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------




           0       888,115     1,264,432            0            0             0             0       431,961

   4,195,668     3,316,938    11,576,445      316,369   (6,335,698)     (135,002)   14,160,822     9,181,399

   8,419,690     1,705,934     2,659,173      864,041    7,628,032        16,020    (5,944,075)     (248,852)
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------
  12,615,358     5,910,987    15,500,050    1,180,410    1,292,334      (118,982)    8,216,747     9,364,508
------------  ------------  ------------  -----------  -----------    ----------   -----------   -----------


$ 12,764,455  $  4,873,545  $ 14,318,389  $ 1,167,826  $   927,553    $  (74,346)  $ 7,033,517   $ 9,410,546
============  ============  ============  ===========  ===========    ==========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A18

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                                   SUBACCOUNTS
                                  -----------------------------------------------------------------------------
                                                                                       WELLS FARGO  WELLS FARGO
                                    AIM V.I.                 WELLS FARGO  WELLS FARGO   ADVANTAGE    ADVANTAGE
                                     GLOBAL       AIM V.I.    ADVANTAGE    ADVANTAGE      VT C&B      VT LARGE
                                     HEALTH      TECHNOLOGY    VT ASSET    VT EQUITY    LARGE CAP     COMPANY
                                    CARE FUND       FUND      ALLOCATION     INCOME       VALUE         CORE
                                  ------------  -----------  -----------  -----------  -----------  -----------
ASSETS
   Investment in the portfolios,
      at value .................  $102,317,416  $62,385,894  $98,745,792  $38,998,300  $17,808,402  $21,202,351
                                  ------------  -----------  -----------  -----------  -----------  -----------
   Net Assets ..................  $102,317,416  $62,385,894  $98,745,792  $38,998,300  $17,808,402  $21,202,351
                                  ============  ===========  ===========  ===========  ===========  ===========
NET ASSETS, representing:
   Accumulation units ..........  $102,317,416  $62,385,894  $98,745,792  $38,998,300  $17,808,402  $21,202,351
                                  ------------  -----------  -----------  -----------  -----------  -----------
                                  $102,317,416  $62,385,894  $98,745,792  $38,998,300  $17,808,402  $21,202,351
                                  ============  ===========  ===========  ===========  ===========  ===========
   Units outstanding ...........     7,589,339   10,801,420    3,848,459    2,821,977    1,591,535    1,079,378
                                  ============  ===========  ===========  ===========  ===========  ===========
   Portfolio shares held .......     4,756,737    4,449,778    6,988,379    1,974,597    1,584,378    1,359,125
   Portfolio net asset value
      per share ................  $      21.51  $     14.02  $     14.13  $     19.75  $     11.24  $     15.60
   Investment in portfolio
      shares, at cost ..........  $ 85,344,071  $51,396,985  $92,474,671  $32,875,176  $12,836,906  $23,378,639

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                                  SUBACCOUNTS
                                  ---------------------------------------------------------------------------
                                                                                     WELLS FARGO  WELLS FARGO
                                   AIM V.I.                WELLS FARGO  WELLS FARGO   ADVANTAGE    ADVANTAGE
                                    GLOBAL      AIM V.I.    ADVANTAGE    ADVANTAGE      VT C&B      VT LARGE
                                    HEALTH     TECHNOLOGY    VT ASSET    VT EQUITY    LARGE CAP     COMPANY
                                   CARE FUND      FUND      ALLOCATION     INCOME       VALUE         CORE
                                  -----------  ----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME
   Dividend income .............  $         0  $        0  $ 2,414,397  $  499,641    $  253,171  $   141,788
                                  -----------  ----------  -----------  ----------    ----------  -----------
EXPENSES
   Charges to contract owners
      for assuming mortality
      risk and expense risk and
      for administration .......    1,648,441     927,085    1,511,034     502,237       243,157      305,719
                                  -----------  ----------  -----------  ----------    ----------  -----------
NET INVESTMENT INCOME (LOSS) ...   (1,648,441)   (927,085)     903,363      (2,596)       10,014     (163,931)
                                  -----------  ----------  -----------  ----------    ----------  -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .................            0           0    1,193,735      63,843             0            0
   Realized gain (loss) on
      shares redeemed ..........   10,463,229   3,518,452   (1,410,178)  1,618,833     1,054,385   (4,106,694)
   Net change in unrealized gain
      (loss) on investments ....   (5,351,631)  3,057,764    9,617,815   3,325,673     2,183,118    6,963,692
                                  -----------  ----------  -----------  ----------    ----------  -----------
NET GAIN (LOSS) ON
   INVESTMENTS .................    5,111,598   6,576,216    9,401,372   5,008,349     3,237,503    2,856,998
                                  -----------  ----------  -----------  ----------    ----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................  $ 3,463,157  $5,649,131  $10,304,735  $5,005,753    $3,247,517  $ 2,693,067
                                  ===========  ==========  ===========  ==========    ==========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A19

                                             SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
               WELLS FARGO                  WELLS                   AST FIRST     AST FIRST
 WELLS FARGO    ADVANTAGE   WELLS FARGO     FARGO    WELLS FARGO      TRUST     TRUST CAPITAL                 COLUMBIA  COLUMBIA
 ADVANTAGE VT    VT LARGE    ADVANTAGE    ADVANTAGE   ADVANTAGE     BALANCED     APPRECIATION  AST ADVANCED     HIGH      HIGH
INTERNATIONAL    COMPANY      VT MONEY    VT SMALL     VT TOTAL      TARGET         TARGET      STRATEGIES     YIELD      YIELD
     CORE         GROWTH       MARKET    CAP GROWTH  RETURN BOND    PORTFOLIO     PORTFOLIO      PORTFOLIO    FUND VS    FUND VS
-------------  -----------  -----------  ----------  -----------  ------------  -------------  ------------  ---------  --------


  $2,665,928   $10,629,247  $25,268,127  $5,302,928  $13,713,815  $459,437,976   $498,976,583  $537,412,586  $ 463,225   $   0
  ----------   -----------  -----------  ----------  -----------  ------------   ------------  ------------  ---------   -----
  $2,665,928   $10,629,247  $25,268,127  $5,302,928  $13,713,815  $459,437,976   $498,976,583  $537,412,586  $ 463,225   $   0
  ==========   ===========  ===========  ==========  ===========  ============   ============  ============  =========   =====

  $2,665,928   $10,629,247  $25,268,127  $5,302,928  $13,713,815  $459,437,976   $498,976,583  $537,412,586  $ 463,225   $   0
  ----------   -----------  -----------  ----------  -----------  ------------   ------------  ------------  ---------   -----
  $2,665,928   $10,629,247  $25,268,127  $5,302,928  $13,713,815  $459,437,976   $498,976,583  $537,412,586  $ 463,225   $   0
  ==========   ===========  ===========  ==========  ===========  ============   ============  ============  =========   =====
     240,001     1,164,432    1,926,769     441,783    1,003,059    43,588,111     47,802,399    50,595,548     43,213       0
  ==========   ===========  ===========  ==========  ===========  ============   ============  ============  =========   =====
     270,104     1,108,368   25,268,125     532,422    1,399,369    42,858,020     46,984,612    49,760,425     40,211       0

  $     9.87   $      9.59  $      1.00  $     9.96  $      9.80  $      10.72   $      10.62  $      10.80  $   11.52   $0.00

  $2,087,246   $ 9,276,846  $25,268,127  $3,975,465  $14,332,424  $433,768,065   $469,425,358  $507,161,967  $ 444,883   $   0

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
               WELLS FARGO                  WELLS                   AST FIRST     AST FIRST
 WELLS FARGO    ADVANTAGE   WELLS FARGO     FARGO    WELLS FARGO      TRUST     TRUST CAPITAL                 COLUMBIA  COLUMBIA
 ADVANTAGE VT    VT LARGE    ADVANTAGE    ADVANTAGE   ADVANTAGE     BALANCED     APPRECIATION  AST ADVANCED     HIGH      HIGH
INTERNATIONAL    COMPANY      VT MONEY    VT SMALL     VT TOTAL      TARGET         TARGET      STRATEGIES     YIELD      YIELD
     CORE         GROWTH       MARKET    CAP GROWTH  RETURN BOND    PORTFOLIO     PORTFOLIO      PORTFOLIO    FUND VS    FUND VS
-------------  -----------  -----------  ----------  -----------  ------------  -------------  ------------  ---------  --------

   $ 41,863     $       0    $1,138,763  $        0   $ 667,243   $         0    $         0   $         0    $11,870   $ 34,224
   --------     ---------    ----------  ----------   ---------   -----------    -----------   -----------    -------   --------




     38,264       164,276       377,432      76,334     221,437     3,177,503      3,612,451     3,845,600      3,245      1,964
   --------     ---------    ----------  ----------   ---------   -----------    -----------   -----------    -------   --------
      3,599      (164,276)      761,331     (76,334)    445,806    (3,177,503)    (3,612,451)   (3,845,600)     8,625     32,260
   --------     ---------    ----------  ----------   ---------   -----------    -----------   -----------    -------   --------



    102,448             0             0     130,376           0             0              0             0      4,037          0

    304,265      (575,186)            0    (224,048)   (132,080)     (194,131)      (612,530)       40,436        220     (5,083)

     43,521       729,877             0   1,172,977      (5,224)   25,669,911     29,551,225    30,250,619     18,342    (22,127)
   --------     ---------    ----------  ----------   ---------   -----------    -----------   -----------    -------   --------

    450,234       154,691             0   1,079,305    (137,304)   25,475,780     28,938,695    30,291,055     22,599    (27,210)
   --------     ---------    ----------  ----------   ---------   -----------    -----------   -----------    -------   --------


   $453,833     $  (9,585)   $  761,331  $1,002,971   $ 308,502   $22,298,277    $25,326,244   $26,445,455    $31,224   $  5,050
   ========     =========    ==========  ==========   =========   ===========    ===========   ===========    =======   ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A20

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited

                                                                         SUBACCOUNTS
                                                              ---------------------------------
                                                              COLUMBIA ASSET   COLUMBIA FEDERAL
                                                               ALLOCATION VS     SECURITIES VS
                                                              --------------   ----------------
ASSETS
   Investment in the portfolios, at value .................     $12,860,981       $2,016,390
   Receivable from American Skandia Life Assurance
      Corporation .........................................         763,241          385,257
                                                                -----------       ----------
   Total Assets ...........................................      13,624,222        2,401,647
LIABILITIES
   Payable to former unitholders ..........................         467,438          285,849
                                                                -----------       ----------
NET ASSETS
   Attributable to accumulation units .....................     $13,156,784       $2,115,798
                                                                ===========       ==========
   Units outstanding ......................................         861,185          194,823
                                                                ===========       ==========
   Portfolio shares held ..................................         812,957          192,404
   Portfolio net asset value per share ....................     $     15.82       $    10.48
   Investment in portfolio shares, at cost ................     $ 9,684,515       $2,095,424

STATEMENT OF OPERATIONS
For the period ended December 31, 2006
Unaudited

                                                                         SUBACCOUNTS
                                                              ---------------------------------
                                                              COLUMBIA ASSET   COLUMBIA FEDERAL
                                                               ALLOCATION VS     SECURITIES VS
                                                              --------------   ----------------
INVESTMENT INCOME
   Dividend income ........................................     $  361,047         $151,995
EXPENSES
   Charges to the Contract owners for assuming mortality
      risk and expense risk and for administration ........        139,779           25,598
                                                                ----------         --------
NET INVESTMENT INCOME (LOSS) ..............................        221,268          126,397
                                                                ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Capital gains distributions received ...................        785,932                0
   Realized gain (loss) on shares redeemed ................        964,540          (45,189)
   Net change in unrealized gain (loss) on investments ....       (505,816)          (4,842)
                                                                ----------         --------
NET GAIN (LOSS) ON INVESTMENTS ............................      1,244,656          (50,031)
                                                                ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $1,465,924         $ 76,366
                                                                ==========         ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A21

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                            SUBACCOUNTS
                                   -------------------------------------------------------------
                                    AST ALLIANCEBERNSTEIN GROWTH     AST T. ROWE PRICE LARGE-CAP
                                          & INCOME PORTFOLIO               GROWTH PORTFOLIO
                                   -------------------------------   ---------------------------
                                     01/01/2006       01/01/2005      01/01/2006     01/01/2005
                                         TO               TO              TO             TO
                                     12/31/2006       12/31/2005      12/31/2006     12/31/2005
                                   --------------   --------------   ------------   ------------
OPERATIONS
   Net investment income
      (loss)....................   $  (16,181,954)  $  (14,006,489)  $ (4,371,904)  $ (2,945,761)
   Capital gains distributions
      received..................                0                0              0              0
   Realized gain (loss) on
      shares redeemed...........      200,478,461       (3,299,273)    17,561,796     11,280,036
   Net change in unrealized gain
      (loss) on investments.....      140,289,258       99,118,533     (1,423,663)    18,566,883
                                   --------------   --------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................      324,585,765       81,812,771     11,766,229     26,901,158
                                   --------------   --------------   ------------   ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments..       72,467,757      719,009,542     78,480,816      9,294,145
   Surrenders, withdrawals and
      death benefits............     (260,393,296)    (241,526,997)   (32,763,238)   (31,387,347)
   Net transfers between other
      subaccounts or fixed rate
      option....................     (610,591,030)      49,590,154      6,443,025     38,455,952
   Withdrawal and other
      charges...................       (1,539,243)      (1,533,317)      (183,373)      (181,011)
                                   --------------   --------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS..     (800,055,812)     525,539,382     51,977,230     16,181,739
                                   --------------   --------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS.......................     (475,470,047)     607,352,153     63,743,459     43,082,897
NET ASSETS
   Beginning of period..........    2,733,461,445    2,126,109,292    248,066,482    204,983,585
                                   --------------   --------------   ------------   ------------
   End of period................   $2,257,991,398   $2,733,461,445   $311,809,941   $248,066,482
                                   ==============   ==============   ============   ============
   Beginning units..............      167,796,720      111,668,550     18,693,659     17,249,071
                                   --------------   --------------   ------------   ------------
   Units issued.................       48,015,062      134,350,814     22,925,833     11,356,800
   Units redeemed...............      (95,870,394)     (78,222,644)   (16,001,703)    (9,912,212)
                                   --------------   --------------   ------------   ------------
   Ending units.................      119,941,388      167,796,720     25,617,789     18,693,659
                                   ==============   ==============   ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A22

                                    SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME       AST AMERICAN CENTURY
     & GROWTH PORTFOLIO       STRATEGIC BALANCED PORTFOLIO       AST MONEY MARKET PORTFOLIO
---------------------------   ----------------------------   ---------------------------------
 01/01/2006     01/01/2005      01/01/2006     01/01/2005       01/01/2006        01/01/2005
     TO             TO              TO             TO               TO                TO
 12/31/2006     12/31/2005      12/31/2006     12/31/2005       12/31/2006        12/31/2005
------------   ------------    ------------   ------------   ---------------   ---------------


$  1,113,509   $  1,034,780    $    943,753   $    410,067   $    56,250,272   $    22,174,543

           0              0       4,489,838              0                 0                 0

  28,841,039     24,760,461      11,836,286      7,128,261                 0                 0

  20,219,074    (14,591,775)     (3,872,371)    (1,479,247)                0                 0
------------   ------------    ------------   ------------   ---------------   ---------------


  50,173,622     11,203,466      13,397,506      6,059,081        56,250,272        22,174,543
------------   ------------    ------------   ------------   ---------------   ---------------

  11,098,124     17,276,914       8,805,872      9,164,929       638,642,435       754,392,878

 (52,544,977)   (52,735,281)    (31,390,146)   (31,725,155)     (863,310,055)     (843,419,526)


 (18,286,628)   (37,956,891)    (21,741,949)    (9,924,492)      161,633,520       338,087,230

    (307,511)      (345,851)       (129,391)      (149,744)       (1,201,239)       (1,197,000)
------------   ------------    ------------   ------------   ---------------   ---------------


 (60,040,992)   (73,761,109)    (44,455,614)   (32,634,462)      (64,235,339)      247,863,582
------------   ------------    ------------   ------------   ---------------   ---------------

  (9,867,370)   (62,557,643)    (31,058,108)   (26,575,381)       (7,985,067)      270,038,125

 382,330,974    444,888,617     199,851,506    226,426,887     1,610,700,235     1,340,662,110
------------   ------------    ------------   ------------   ---------------   ---------------
$372,463,604   $382,330,974    $168,793,398   $199,851,506   $ 1,602,715,168   $ 1,610,700,235
============   ============    ============   ============   ===============   ===============
  27,143,236     32,369,257      13,906,692     15,965,075       139,358,491       113,670,469
------------   ------------    ------------   ------------   ---------------   ---------------
   6,764,829      7,855,320       3,615,205      5,049,767     1,054,255,094     1,391,411,926
 (10,774,998)   (13,081,341)     (6,448,213)    (7,108,150)   (1,056,011,313)   (1,365,723,904)
------------   ------------    ------------   ------------   ---------------   ---------------
  23,133,067     27,143,236      11,073,684     13,906,692       137,602,272       139,358,491
============   ============    ============   ============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A23

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                      AST COHEN & STEERS              AST GLOBAL              AST DEAM LARGE-CAP
                                       REALTY PORTFOLIO          ALLOCATION PORTFOLIO           VALUE PORFOLIO
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                       TO            TO            TO            TO            TO            TO
                                   12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
   Net investment income
      (loss)....................  $ (1,004,035) $   (161,521) $  2,432,160  $  4,277,730  $ (1,602,179) $ (1,026,199)
   Capital gains distributions
      received..................    60,422,848    28,912,256             0             0    18,920,075             0
   Realized gain (loss) on
      shares redeemed...........    34,735,414    49,081,661       980,470    (5,698,716)    9,805,114     7,629,750
   Net change in unrealized gain
      (loss) on investments.....    39,522,547   (33,851,902)   13,141,544    12,065,574    13,676,224     4,627,535
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................   133,676,774    43,980,494    16,554,174    10,644,588    40,799,234    11,231,086
                                  ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments..    31,805,661    33,315,080     6,213,317     7,348,919    23,259,948    19,186,579
   Surrenders, withdrawals and
      death benefits............   (59,117,248)  (45,064,708)  (31,220,838)  (33,035,402)  (26,319,847)  (16,132,933)
   Net transfers between other
      subaccounts or fixed rate
      option....................    27,874,779   (49,932,581)   (9,864,015)  (14,049,045)  119,981,532    19,062,325
   Withdrawal and other charges       (273,604)     (248,684)     (144,530)     (170,675)     (133,610)     (106,273)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS..       289,588   (61,930,893)  (35,016,066)  (39,906,203)  116,788,023    22,009,698
                                  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS.......................   133,966,362   (17,950,399)  (18,461,892)  (29,261,615)  157,587,257    33,240,784

NET ASSETS
   Beginning of period..........   399,859,113   417,809,512   198,585,199   227,846,814   168,747,170   135,506,386
                                  ------------  ------------  ------------  ------------  ------------  ------------
   End of period................  $533,825,475  $399,859,113  $180,123,307  $198,585,199  $326,334,427  $168,747,170
                                  ============  ============  ============  ============  ============  ============
   Beginning units..............    18,373,743    21,624,495    10,921,390    12,928,065    12,951,926    11,312,277
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Units issued.................    12,127,342    12,173,343     2,198,703     2,502,187    17,771,303     9,206,629
   Units redeemed...............   (12,209,162)  (15,424,095)   (3,833,115)   (4,508,862)  (10,084,986)   (7,566,980)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Ending units.................    18,291,923    18,373,743     9,286,978    10,921,390    20,638,243    12,951,926
                                  ============  ============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A24

                                            SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
    AST DEAM SMALL-CAP          AST DEAM SMALL-CAP                                     AST FEDERATED AGGRESSIVE
      GROWTH PORFOLIO             VALUE PORFOLIO          AST HIGH YIELD PORTFOLIO         GROWTH PORTFOLIO
--------------------------  --------------------------  ---------------------------  ---------------------------
 01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006    01/01/2005
     TO            TO            TO            TO            TO             TO             TO            TO
 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006    12/31/2005
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------


$ (3,427,658) $ (3,901,249) $ (1,443,921) $ (1,594,787) $ 40,888,100  $  39,653,627  $  (8,885,385) $ (7,339,363)

           0             0     6,570,928     8,913,649             0              0     15,277,767    29,383,220

  30,652,148    27,654,428     3,472,631     2,819,457   (24,419,950)   (32,215,860)    35,408,830    10,795,726

 (14,654,965)  (30,326,565)    9,155,835   (11,591,426)   27,574,932    (10,199,371)    10,141,868     5,252,587
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------



  12,569,525    (6,573,386)   17,755,473    (1,453,107)   44,043,082     (2,761,604)    51,943,080    38,092,170
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------


   6,079,677     8,379,853    10,331,432    18,631,750    20,666,739     41,364,469     43,134,381   164,122,394

 (39,230,876)  (44,158,720)  (10,990,621)  (10,955,892)  (85,722,235)   (80,692,393)   (37,787,182)  (28,751,733)


 (24,080,643)  (36,712,414)   (8,512,466)   (5,613,869)  (22,338,500)  (179,996,552)  (102,944,252)   11,946,974
    (182,454)     (212,158)      (68,669)      (62,795)     (297,617)      (349,010)      (288,959)     (238,041)
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------



 (57,414,296)  (72,703,439)   (9,240,324)    1,999,194   (87,691,613)  (219,673,486)   (97,886,012)  147,079,594
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------


 (44,844,771)  (79,276,825)    8,515,149       546,087   (43,648,531)  (222,435,090)   (45,942,932)  185,171,764


 249,998,214   329,275,039   107,011,728   106,465,641   576,164,976    798,600,066    531,526,101   346,354,336
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------
$205,153,443  $249,998,214  $115,526,877  $107,011,728  $532,516,445  $ 576,164,976  $ 485,583,169  $531,526,101
============  ============  ============  ============  ============  =============  =============  ============

  25,315,162    33,205,933     7,609,139     7,655,375    39,066,844     53,426,855     36,135,866    24,666,221
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------
   5,488,644     4,319,995     4,729,371     8,057,149    30,713,191     48,530,350     19,688,730    33,195,577
 (11,353,064)  (12,210,766)   (5,432,858)   (8,103,385)  (36,018,859)   (62,890,361)   (26,237,554)  (21,725,932)
------------  ------------  ------------  ------------  ------------  -------------  -------------  ------------
  19,450,742    25,315,162     6,905,652     7,609,139    33,761,176     39,066,844     29,587,042    36,135,866
============  ============  ============  ============  ============  =============  =============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A25

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                         SUBACCOUNTS
                                  ----------------------------------------------------------------------------------------
                                                                                                    AST GOLDMAN SACHS
                                          AST MID-CAP                  AST SMALL-CAP                  CONCENTRATED
                                        VALUE PORTFOLIO               VALUE PORTFOLIO               GROWTH PORTFOLIO
                                  --------------------------  ------------------------------  ----------------------------
                                   01/01/2006    01/01/2005     01/01/2006      01/01/2005      01/01/2006     01/01/2005
                                       TO            TO             TO              TO              TO             TO
                                   12/31/2006    12/31/2005     12/31/2006      12/31/2005      12/31/2006     12/31/2005
                                  ------------  ------------  --------------  --------------  -------------  -------------
OPERATIONS
   Net investment income
      (loss) ...................  $ (1,414,124) $ (1,888,754) $  (12,052,591) $  (14,952,278) $  (9,467,304) $  (6,978,058)
   Capital gains distributions
      received .................    24,113,938             0      49,106,520     210,066,100              0              0
   Realized gain (loss) on
      shares redeemed ..........     9,068,100    14,910,459      75,487,984      25,154,647      2,233,701    (23,466,567)
   Net change in unrealized gain
      (loss) on investments ....   (15,319,813)   (6,977,168)     51,938,311    (173,554,505)    58,960,243     36,074,028
                                  ------------  ------------  --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    16,448,101     6,044,537     164,480,224      46,713,964     51,726,640      5,629,403
                                  ------------  ------------  --------------  --------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................     4,978,659    11,336,884      61,812,652     214,784,155      8,795,662     13,237,829
   Surrenders, withdrawals and
      death benefits ...........   (21,521,588)  (19,992,919)   (103,871,205)    (95,131,844)  (122,540,564)  (135,240,066)
   Net transfers between other
      subaccounts or fixed rate
      option ...................   (12,451,009)  (32,163,887)   (204,126,557)    (36,454,758)   (47,614,579)   (95,991,436)
   Withdrawal and other
      charges ..................      (107,008)     (130,469)       (614,763)       (613,002)      (629,260)      (765,194)
                                  ------------  ------------  --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS .   (29,100,946)  (40,950,391)   (246,799,873)     82,584,551   (161,988,741)  (218,758,867)
                                  ------------  ------------  --------------  --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   (12,652,845)  (34,905,854)    (82,319,649)    129,298,515   (110,262,101)  (213,129,464)

NET ASSETS
   Beginning of period .........   156,574,875   191,480,729   1,038,873,425     909,574,910    728,589,135    941,718,599
                                  ------------  ------------  --------------  --------------  -------------  -------------
   End of period ...............  $143,922,030  $156,574,875  $  956,553,776  $1,038,873,425  $ 618,327,034  $ 728,589,135
                                  ============  ============  ==============  ==============  =============  =============
   Beginning units .............    12,416,153    15,879,105      60,672,388      53,183,535     33,370,561     42,899,031
                                  ------------  ------------  --------------  --------------  -------------  -------------
   Units issued ................     3,653,302     5,262,446      21,103,354      40,596,261      4,746,190      4,742,100
   Units redeemed ..............    (6,009,771)   (8,725,398)    (34,181,344)    (33,107,408)   (11,042,701)   (14,270,570)
                                  ------------  ------------  --------------  --------------  -------------  -------------
   Ending units ................    10,059,684    12,416,153      47,594,398      60,672,388     27,074,050     33,370,561
                                  ============  ============  ==============  ==============  =============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A26

                                            SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

     AST GOLDMAN SACHS           AST GOLDMAN SACHS             AST LARGE-CAP               AST LORD ABBETT
 MID-CAP GROWTH PORTFOLIO    SMALL-CAP VALUE PORTFOLIO        VALUE PORTFOLIO          BOND-DEBENTURE PORTFOLIO
--------------------------  --------------------------  ---------------------------  ---------------------------
 01/01/2006    01/01/2005    01/01/2006    01/01/2005     01/01/2006    01/01/2005     01/01/2006    01/01/2005
     TO            TO            TO            TO             TO            TO             TO            TO
 12/31/2006    12/31/2005    12/31/2006    12/31/2005     12/31/2006    12/31/2005     12/31/2006    12/31/2005
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------


$ (5,820,374) $ (5,643,591) $ (2,476,547) $ (2,896,735) $  (4,840,018) $ (3,751,419) $  18,794,122  $ 10,548,741

           0             0    40,861,131    49,411,354     15,703,898             0      7,573,032     5,394,887

  37,821,668     9,231,335     6,638,358    12,222,162     24,034,460     9,529,009     (4,551,585)    2,244,305

 (17,480,348)    8,773,510   (11,558,393)  (51,735,363)    69,111,136    25,054,138     22,619,799   (18,217,889)
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------


  14,520,946    12,361,254    33,464,549     7,001,418    104,009,476    30,831,728     44,435,368       (29,956)
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------


  16,661,910   112,241,860       886,002     2,890,633     90,802,172    57,908,512     24,146,633   194,479,651

 (25,906,242)  (23,444,033)  (38,038,229)  (34,666,487)  (100,802,220)  (94,538,785)   (59,868,207)  (47,594,685)


 (86,761,342)   14,181,883   (28,704,675)  (40,099,722)   (58,492,297)   44,876,307    (88,472,891)   86,124,359

    (220,119)     (202,205)     (166,133)     (205,366)      (408,685)     (423,251)      (341,997)     (323,842)
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------


 (96,225,793)  102,777,505   (66,023,035)  (72,080,942)   (68,901,030)    7,822,783   (124,536,462)  232,685,483
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------

 (81,704,847)  115,138,759   (32,558,486)  (65,079,524)    35,108,446    38,654,511    (80,101,094)  232,655,527


 388,958,201   273,819,442   248,951,061   314,030,585    659,996,848   621,342,337    662,777,288   430,121,761
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------
$307,253,354  $388,958,201  $216,392,575  $248,951,061  $ 695,105,294  $659,996,848  $ 582,676,194  $662,777,288
============  ============  ============  ============  =============  ============  =============  ============
  52,067,714    38,744,379    11,096,171    14,436,484     34,769,059    31,863,491     54,113,090    34,380,893
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------
  14,009,387    38,538,716       864,432     1,755,178     19,723,298    23,905,220     24,890,491    59,396,399
 (27,612,771)  (25,215,381)   (3,587,168)   (5,095,491)   (19,838,713)  (20,999,652)   (34,945,499)  (39,664,202)
------------  ------------  ------------  ------------  -------------  ------------  -------------  ------------
  38,464,330    52,067,714     8,373,435    11,096,171     34,653,644    34,769,059     44,058,082    54,113,090
============  ============  ============  ============  =============  ============  =============  ============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A27

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                         SUBACCOUNTS
                                  ----------------------------------------------------------------------------------------
                                        AST MARSICO CAPITAL                                        AST NEUBERGER BERMAN
                                         GROWTH PORTFOLIO           AST MFS GROWTH PORTFOLIO     MID-CAP GROWTH PORTFOLIO
                                  ------------------------------  ---------------------------  ---------------------------
                                    01/01/2006      01/01/2005      01/01/2006    01/01/2005     01/01/2006    01/01/2005
                                        TO              TO              TO            TO             TO            TO
                                    12/31/2006      12/31/2005      12/31/2006    12/31/2005     12/31/2006    12/31/2005
                                  --------------  --------------  -------------  ------------  -------------  ------------
OPERATIONS
   Net investment income
      (loss) ...................  $  (42,748,603) $  (42,392,244) $  (7,504,298) $ (8,008,430) $  (9,983,892) $ (5,708,237)
   Capital gains distributions
      received .................               0               0              0             0              0             0
   Realized gain (loss) on
      shares redeemed ..........     262,016,869      42,394,621     17,053,776      (115,544)    69,822,006    39,893,052
   Net change in unrealized gain
      (loss) on investments ....     (93,062,055)    148,297,655     25,215,420    32,685,828     13,812,271       544,952
                                  --------------  --------------  -------------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................     126,206,211     148,300,032     34,764,898    24,561,854     73,650,385    34,729,767
                                  --------------  --------------  -------------  ------------  -------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................     173,793,008     733,858,202     22,856,978    76,093,830     26,627,565    26,172,947
   Surrenders, withdrawals and
      death benefits ...........    (265,019,710)   (230,332,400)   (76,246,045)  (74,962,309)  (100,094,041)  (49,447,967)
   Net transfers between other
      subaccounts or fixed rate
      option ...................    (491,191,220)     18,209,870    (89,715,806)   (5,171,231)   (64,493,038)  294,845,441
   Withdrawal and other
      charges ..................      (1,633,360)     (1,617,603)      (351,539)     (408,656)      (526,886)     (304,450)
                                  --------------  --------------  -------------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................    (584,051,282)    520,118,069   (143,456,412)   (4,448,366)  (138,486,400)  271,265,971
                                  --------------  --------------  -------------  ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................    (457,845,071)    668,418,101   (108,691,514)   20,113,488    (64,836,015)  305,995,738
NET ASSETS
   Beginning of period .........   2,944,323,928   2,275,905,827    549,512,862   529,399,374    697,197,982   391,202,244
                                  --------------  --------------  -------------  ------------  -------------  ------------
   End of period ...............  $2,486,478,857  $2,944,323,928  $ 440,821,348  $549,512,862  $ 632,361,967  $697,197,982
                                  ==============  ==============  =============  ============  =============  ============
   Beginning units .............     206,075,734     153,173,872     63,684,303    66,403,925     37,762,308    24,054,656
                                  --------------  --------------  -------------  ------------  -------------  ------------
   Units issued ................      71,907,548     152,413,238      9,362,958    23,769,668     14,754,712    29,223,233
   Units redeemed ..............    (111,355,096)    (99,511,376)   (26,035,783)  (26,489,290)   (21,401,065)  (15,515,581)
                                  --------------  --------------  -------------  ------------  -------------  ------------
   Ending units ................     166,628,186     206,075,734     47,011,478    63,684,303     31,115,955    37,762,308
                                  ==============  ==============  =============  ============  =============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A28

                                                 SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
     AST NEUBERGER BERMAN              AST SMALL-CAP               AST PIMCO LIMITED                AST PIMCO TOTAL
    MID-CAP VALUE PORTFOLIO          GROWTH PORTFOLIO           MATURITY BOND PORTFOLIO          RETURN BOND PORTFOLIO
------------------------------  --------------------------  ------------------------------  ------------------------------
  01/01/2006      01/01/2005     01/01/2006    01/01/2005     01/01/2006      01/01/2005      01/01/2006      01/01/2005
      TO              TO             TO            TO             TO              TO              TO              TO
  12/31/2006      12/31/2005     12/31/2006    12/31/2005     12/31/2006      12/31/2005      12/31/2006      12/31/2005
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------


$  (13,993,200) $  (19,177,186) $ (2,662,732) $ (2,771,345) $   19,631,263  $   (7,353,865) $   32,324,611  $   36,529,100

   200,189,759     183,956,720             0             0               0       7,424,733               0      54,499,639

    90,952,564      32,776,158     4,450,327     3,667,594      (8,175,115)     (3,436,120)    (22,416,888)      9,793,150

  (171,640,658)    (63,552,881)   16,116,645    (2,299,266)     17,789,482       3,861,120      20,150,595     (86,919,792)
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------


   105,508,465     134,002,811    17,904,240    (1,403,017)     29,245,630         495,868      30,058,318      13,902,097
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------


    48,399,430     197,192,381    16,719,431     9,666,536     120,944,150     477,365,170     147,779,897     162,860,165

  (168,794,587)   (157,081,064)  (28,232,094)  (28,951,869)   (163,831,780)   (164,854,535)   (222,898,900)   (222,249,461)


  (236,782,327)    (20,065,534)  (18,581,335)  (18,388,439)   (306,027,713)    133,971,912     (28,633,961)   (541,822,114)

      (814,066)       (855,933)     (141,864)     (164,371)       (792,147)       (805,511)       (929,242)     (1,051,762)
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------



  (357,991,550)     19,189,850   (30,235,862)  (37,838,143)   (349,707,490)    445,677,036    (104,682,206)   (602,263,172)
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------

  (252,483,085)    153,192,661   (12,331,622)  (39,241,160)   (320,461,860)    446,172,904     (74,623,888)   (588,361,075)

 1,446,831,064   1,293,638,403   182,202,664   221,443,824   1,673,435,025   1,227,262,121   1,607,278,591   2,195,639,666
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------
$1,194,347,979  $1,446,831,064  $169,871,042  $182,202,664  $1,352,973,165  $1,673,435,025  $1,532,654,703  $1,607,278,591
==============  ==============  ============  ============  ==============  ==============  ==============  ==============
    63,124,177      57,066,120    12,336,754    14,656,495     142,947,781      98,739,357     109,302,587     153,052,987
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------
    20,947,586      41,067,845     5,415,764     5,825,337      54,578,286     115,692,825      55,051,257      59,551,860
   (35,608,408)    (35,009,788)   (7,057,987)   (8,145,078)    (83,573,465)    (71,484,401)    (57,843,090)   (103,302,260)
--------------  --------------  ------------  ------------  --------------  --------------  --------------  --------------
    48,463,355      63,124,177    10,694,531    12,336,754     113,952,602     142,947,781     106,510,754     109,302,587
==============  ==============  ============  ============  ==============  ==============  ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A29

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                                                 AST ALLIANCEBERNSTEIN
                                     AST ALLIANCEBERNSTEIN           MANAGED INDEX         AST T. ROWE PRICE NATURAL
                                     CORE VALUE PORTFOLIO            500 PORTFOLIO            RESOURCES PORTFOLIO
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                       TO            TO            TO            TO            TO            TO
                                   12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
   Net investment income
      (loss) ...................  $ (1,611,963) $ (1,029,690) $ (1,814,848) $   (557,149) $ (4,930,380) $ (3,924,463)
   Capital gains distributions
      received .................    18,228,551     6,812,721             0             0    30,810,148    20,622,862
   Realized gain (loss) on
      shares redeemed ..........     9,563,671    14,696,793    24,311,918    42,272,459    58,241,724    34,829,184
   Net change in unrealized gain
      (loss) on investments ....    37,339,548   (10,378,742)   20,983,810   (36,272,200)  (38,064,015)   23,337,248
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    63,519,807    10,101,082    43,480,880     5,443,110    46,057,477    74,864,831
                                  ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................    87,462,533    37,758,019    25,808,202    21,595,876    41,668,675    34,066,616
   Surrenders, withdrawals and
      death benefits ...........   (33,989,236)  (25,848,180)  (72,179,564)  (63,529,176)  (47,152,264)  (36,417,138)
   Net transfers between other
      subaccounts or fixed rate
      option ...................    53,527,793   (27,441,587)  (49,574,524)  (16,643,295)  (43,396,410)   72,966,857
   Withdrawal and other
      charges ..................      (174,607)     (176,416)     (334,276)     (359,655)     (255,301)     (199,739)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................   106,826,483   (15,708,164)  (96,280,162)  (58,936,250)  (49,135,300)   70,416,596
                                  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   170,346,290    (5,607,082)  (52,799,282)  (53,493,140)   (3,077,823)  145,281,427
NET ASSETS
   Beginning of period .........   280,083,011   285,690,093   491,178,671   544,671,811   380,930,980   235,649,553
                                  ------------  ------------  ------------  ------------  ------------  ------------
   End of period ...............  $450,429,301  $280,083,011  $438,379,389  $491,178,671  $377,853,157  $380,930,980
                                  ============  ============  ============  ============  ============  ============
   Beginning units .............    21,260,157    22,498,194    38,737,867    43,544,187    12,695,727     9,328,133
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Units issued ................    21,053,152    12,498,968     9,807,903    21,469,299    11,909,653    14,117,708
   Units redeemed ..............   (13,757,547)  (13,737,005)  (17,234,528)  (26,275,619)  (13,258,829)  (10,750,114)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Ending units ................    28,555,762    21,260,157    31,311,242    38,737,867    11,346,551    12,695,727
                                  ============  ============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A30

                                           SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                           AST JPMORGAN
  AST T. ROWE PRICE ASSET        AST INTERNATIONAL            AST MFS GLOBAL               INTERNATIONAL
   ALLOCATION PORTFOLIO           VALUE PORTFOLIO            EQUITY PORTFOLIO            EQUITY PORTFOLIO
--------------------------  --------------------------  --------------------------  --------------------------
 01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
     TO            TO            TO            TO            TO            TO            TO            TO
 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------


$  1,179,950  $  1,584,998  $ (1,802,187) $     28,488  $ (1,865,951) $ (2,099,815) $ (1,553,580) $ (1,833,384)

  29,241,880     3,367,775             0             0    14,326,966             0             0             0

  (2,533,767)   (4,789,737)   20,568,797    20,867,926    13,459,335    20,824,668    52,492,530    26,136,250

  14,990,803    13,044,523    33,662,745      (812,135)    9,780,085    (9,541,217)   37,732,770    14,921,322
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------


  42,878,866    13,207,559    52,429,355    20,084,279    35,700,435     9,183,636    88,671,720    39,224,188
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------


  31,960,127    29,316,272    49,513,230    20,648,811     9,559,875    12,803,407    18,359,088    43,906,284

 (65,693,748)  (61,276,892)  (27,147,948)  (20,561,502)  (21,198,074)  (15,661,617)  (60,152,203)  (51,560,221)


  23,307,943    17,969,579    44,740,207    (5,666,417)   67,955,379   (22,056,714)   (5,004,501)   55,577,635

    (286,973)     (285,665)     (141,497)     (122,921)     (112,789)     (110,544)     (304,673)     (284,979)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------



 (10,712,651)  (14,276,706)   66,963,992    (5,702,029)   56,204,391   (25,025,468)  (47,102,289)   47,638,719
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

  32,166,215    (1,069,147)  119,393,347    14,382,250    91,904,826   (15,841,832)   41,569,431    86,862,907

 421,751,611   422,820,758   187,615,479   173,233,229   148,906,623   164,748,455   460,658,894   373,795,987
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$453,917,826  $421,751,611  $307,008,826  $187,615,479  $240,811,449  $148,906,623  $502,228,325  $460,658,894
============  ============  ============  ============  ============  ============  ============  ============
  22,882,365    22,590,070    12,494,641    12,659,807    11,542,613    13,547,904    22,661,386    17,053,738
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  12,361,101    10,823,022    14,140,436    10,498,575    11,914,212     9,490,768    13,807,158    18,006,814
 (11,507,193)  (10,530,727)   (9,717,568)  (10,663,741)   (8,502,728)  (11,496,059)  (15,692,426)  (12,399,166)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  23,736,273    22,882,365    16,917,509    12,494,641    14,954,097    11,542,613    20,776,118    22,661,386
============  ============  ============  ============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A31

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                          SUBACCOUNTS
                                  ----------------------------------------------------------
                                       AST T. ROWE PRICE             AST INTERNATIONAL
                                     GLOBAL BOND PORTFOLIO           GROWTH PORTFOLIO
                                  --------------------------  ------------------------------
                                   01/01/2006    01/01/2005     01/01/2006      01/01/2005
                                       TO            TO             TO              TO
                                   12/31/2006    12/31/2005     12/31/2006      12/31/2005
                                  ------------  ------------  --------------  --------------
OPERATIONS
   Net investment income
      (loss) ...................  $   (510,275) $  6,556,726  $  (5,778,597)  $   (9,716,164)
   Capital gains distributions
      received .................     4,651,359       513,747               0               0
   Realized gain (loss) on
      shares redeemed ..........    (3,905,923)      316,640     183,799,140      68,489,295
   Net change in unrealized gain
      (loss) on investments ....    19,367,994   (34,166,441)     91,107,539     163,574,304
                                  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    19,603,155   (26,779,328)    269,128,082     222,347,435
                                  ------------  ------------  --------------  --------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................    23,989,815   164,671,798      90,616,430     403,832,535
   Surrenders, withdrawals and
      death benefits ...........   (41,147,237)  (36,736,893)   (178,084,311)   (144,059,094)
   Net transfers between other
      subaccounts or fixed rate
      option ...................   (64,697,733)   53,342,021    (354,328,822)    (97,757,982)
   Withdrawal and other
      charges ..................      (248,462)     (216,706)       (971,074)       (871,119)
                                  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................   (82,103,617)  181,060,220    (442,767,777)    161,144,340
                                  ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   (62,500,462)  154,280,892    (173,639,695)    383,491,775
NET ASSETS
   Beginning of period .........   514,830,366   360,549,474   1,709,820,900   1,326,329,125
                                  ------------  ------------  --------------  --------------
   End of period ...............  $452,329,904  $514,830,366  $1,536,181,205  $1,709,820,900
                                  ============  ============  ==============  ==============
   Beginning units .............    41,855,611    26,801,980      98,133,364      85,370,725
                                  ------------  ------------  --------------  --------------
   Units issued ................    21,412,879    35,517,378      34,052,827      70,204,887
   Units redeemed ..............   (28,107,831)  (20,463,747)    (58,110,514)    (57,442,248)
                                  ------------  ------------  --------------  --------------
   Ending units ................    35,160,659    41,855,611      74,075,677      98,133,364
                                  ============  ============  ==============  ==============

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A32

                                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
 AST AGGRESSIVE ASSET       AST CAPITAL GROWTH          AST BALANCED ASSET       AST CONSERVATIVE ASSET     AST PRESERVATION ASSET
 ALLOCATION PORTFOLIO    ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
------------------------ --------------------------- --------------------------- ------------------------ ------------------------
 01/01/2006   12/5/2005*   01/01/2006    12/5/2005*    01/01/2006    12/5/2005*   01/01/2006   12/5/2005*   01/01/2006 12/5/2005*
     TO           TO           TO            TO            TO            TO           TO           TO           TO        TO
 12/31/2006   12/31/2005   12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005   12/31/2006 12/31/2005
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------


$ (3,701,687)$   (19,164)$  (36,057,684)$   (136,368)$  (27,934,427)$   (116,987)$ (6,468,078)$   (24,701)$ (2,639,197)$    (7,280)

           0           0              0            0              0            0            0           0            0           0

     994,409      15,424       (711,980)           0      1,432,365            0    1,947,545           0      857,830           0

  29,630,043     (95,702)   244,855,287     (391,529)   170,438,653     (269,878)  36,156,421     (24,668)  12,796,758       9,259
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------


  26,922,765     (99,442)   208,085,623     (527,897)   143,936,591     (386,865)  31,635,888     (49,369)  11,015,391       1,979
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------


 127,376,546   4,472,210  1,700,743,711   40,984,661  1,269,277,796   38,923,010  299,523,900   6,831,254  129,076,642   3,307,897

  (9,193,916)    (51,785)   (70,134,881)    (433,707)   (73,710,326)    (192,223) (23,854,174)    (30,442) (10,684,516)     (6,340)


 158,929,497  29,766,818    999,815,222  178,636,304    772,649,199  152,317,182  212,951,392  34,915,532  109,499,246   7,852,861

    (103,726)     (3,770)      (438,025)      (1,946)      (366,297)      (1,996)    (118,196)     (1,818)     (55,863)       (103)
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------



 277,008,401  34,183,473  2,629,986,027  219,185,312  1,967,850,372  191,045,973  488,502,922  41,714,526  227,835,509  11,154,315
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------

 303,931,166  34,084,031  2,838,071,650  218,657,415  2,111,786,963  190,659,108  520,138,810  41,665,157  238,850,900  11,156,294

  34,084,031           0    218,657,415            0    190,659,108            0   41,665,157           0   11,156,294           0
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------
$338,015,197 $34,084,031 $3,056,729,065 $218,657,415 $2,302,446,071 $190,659,108 $561,803,967 $41,665,157 $250,007,194 $11,156,294
============ =========== ============== ============ ============== ============ ============ =========== ============ ===========
   3,409,311           0     21,855,191            0     19,037,082            0    4,156,115           0    1,111,640           0
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------
  46,147,821   3,894,741    382,158,761   23,568,342    279,070,825   20,701,204   77,180,222   4,450,695   44,533,338   1,210,227
 (19,798,497)   (485,430)  (129,542,789)  (1,713,151)   (88,155,669)  (1,664,122) (29,611,699)   (294,580) (22,091,436)    (98,587)
------------ ----------- -------------- ------------ -------------- ------------ ------------ ----------- ------------ -----------
  29,758,635   3,409,311    274,471,163   21,855,191    209,952,238   19,037,082   51,724,638   4,156,115   23,553,542   1,111,640
============ =========== ============== ============ ============== ============ ============ =========== ============ ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A33

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                  SUBACCOUNTS
                                  ---------------------------------------------------------------------------

                                                                   EVERGREEN
                                    DAVIS VALUE PORTFOLIO      VA BALANCED FUND      EVERGREEN VA GROWTH FUND
                                  ------------------------  -----------------------  ------------------------
                                   01/01/2006   01/01/2005   01/01/2006  01/01/2005   01/01/2006   4/15/2005*
                                       TO           TO           TO          TO           TO           TO
                                   12/31/2006   12/31/2005   12/31/2006  12/31/2005   12/31/2006   12/31/2006
                                  -----------  -----------  -----------  ----------  -----------  -----------
OPERATIONS
   Net investment income
      (loss)....................  $   (70,886) $   (28,131) $    66,414  $   65,868  $  (747,600) $  (482,464)
   Capital gains distributions
      received..................            0            0            0           0    2,423,286            0
   Realized gain (loss) on
      shares redeemed...........      450,826      101,598      (36,554)   (150,247)   3,353,571      700,685
   Net change in unrealized gain
      (loss) on investments.....    1,167,108      640,548      468,130     340,955   (1,672,998)   6,355,009
                                  -----------  -----------  -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................    1,547,048      714,015      497,990     256,576    3,356,259    6,573,230
                                  -----------  -----------  -----------  ----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments..       12,580       13,111        3,311         723    3,826,544    1,750,337
   Surrenders, withdrawals and
      death benefits............   (1,368,209)    (594,554)    (572,072)   (534,893)  (5,052,087)  (2,890,719)
   Net transfers between other
      subaccounts or fixed rate
      option....................    3,373,312    2,086,848     (528,899)   (407,145)  (4,266,678)  40,600,017
   Withdrawal and other
      charges ..................      (20,827)     (18,714)     (16,599)    (19,485)     (39,322)     (31,172)
                                  -----------  -----------  -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS..    1,996,856    1,486,691   (1,114,259)   (960,800)  (5,531,543)  39,428,463
                                  -----------  -----------  -----------  ----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS.......................    3,543,904    2,200,706     (616,269)   (704,224)  (2,175,284)  46,001,693
NET ASSETS
   Beginning of period..........   10,161,660    7,960,954    6,790,505   7,494,729   46,001,693            0
                                  -----------  -----------  -----------  ----------  -----------  -----------
   End of period................  $13,705,564  $10,161,660  $ 6,174,236  $6,790,505  $43,826,409  $46,001,693
                                  ===========  ===========  ===========  ==========  ===========  ===========
   Beginning units..............      911,967      772,859      704,369     808,522    4,018,842            0
                                  -----------  -----------  -----------  ----------  -----------  -----------
   Units issued.................      408,006      295,366       25,286      65,938    2,664,047    5,781,909
   Units redeemed...............     (237,917)    (156,258)    (138,798)   (170,091)  (3,179,144)  (1,763,067)
                                  -----------  -----------  -----------  ----------  -----------  -----------
   Ending units.................    1,082,056      911,967      590,857     704,369    3,503,745    4,018,842
                                  ===========  ===========  ===========  ==========  ===========  ===========

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A34

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
      EVERGREEN VA             EVERGREEN VA
      INTERNATIONAL             FUNDAMENTAL                                        EVERGREEN VA            EVERGREEN VA
       EQUITY FUND            LARGE CAP FUND       EVERGREEN VA OMEGA FUND      SPECIAL VALUES FUND    STRATEGIC INCOME FUND
------------------------  ----------------------  -------------------------   ----------  ----------  ----------  ----------
 01/01/2006   01/01/2005  01/01/2006  01/01/2005   01/01/2006   01/01/2005    01/01/2006  01/01/2005  01/01/2006  01/01/2005
     TO           TO          TO          TO           TO           TO            TO          TO          TO          TO
 12/31/2006   12/31/2005  12/31/2006  12/31/2005   12/31/2006   12/31/2005    12/31/2006  12/31/2005  12/31/2006  12/31/2005
-----------  -----------  ----------  ----------  -----------  ------------   ----------  ----------  ----------  ----------


$ 1,797,832  $   670,321  $  (14,303) $  (32,117) $  (367,065) $   (432,566)  $  (55,731) $  (22,194) $  141,673  $  240,655

  3,992,333            0     151,870           0            0             0      986,910     723,932           0      58,718

  7,845,472    2,255,414     380,652     172,150    1,018,253       658,341      456,046     245,005     100,173     151,166

   (153,768)   3,845,294     430,298     617,076      363,971       (40,316)     131,595    (343,042)     54,419    (594,195)
-----------  -----------  ----------  ----------  -----------  ------------   ----------  ----------  ----------  ----------


 13,481,869    6,771,029     948,517     757,109    1,015,159       185,459   1,518,820     603,701     296,265    (143,656)
-----------  -----------  ----------  ----------  -----------  ------------  ----------  ----------  ----------  ----------

 10,177,879    7,618,400      10,631       7,549    1,115,513     1,779,033      24,610      14,588      20,905      16,937

 (6,810,978)  (3,937,592)   (988,930)   (483,255)  (2,646,531)   (2,719,790)   (952,430)   (504,580)   (740,698)   (651,159)


 10,175,999   22,396,581     250,287   2,768,785   (5,655,643)  (10,679,112)    387,939   1,887,347     568,602     708,598

    (51,386)     (34,094)    (24,461)    (24,921)     (38,656)      (46,657)    (21,169)    (20,458)    (16,457)    (17,093)
-----------  -----------  ----------  ----------  -----------  ------------  ----------  ----------  ----------  ----------


 13,491,514   26,043,295    (752,473)  2,268,158   (7,225,317)  (11,666,526)   (561,050)  1,376,897    (167,648)     57,283
-----------  -----------  ----------  ----------  -----------  ------------  ----------  ----------  ----------  ----------

 26,973,383   32,814,324     196,044   3,025,267   (6,210,158)  (11,481,067)    957,770   1,980,598     128,617     (86,373)

 64,078,351   31,264,027   9,286,192   6,260,925   28,491,311    39,972,378   7,894,323   5,913,725   6,740,103   6,826,476
-----------  -----------  ----------  ----------  -----------  ------------  ----------  ----------  ----------  ----------
$91,051,734  $64,078,351  $9,482,236  $9,286,192  $22,281,153  $ 28,491,311  $8,852,093  $7,894,323  $6,868,720  $6,740,103
===========  ===========  ==========  ==========  ===========  ============  ==========  ==========  ==========  ==========
  4,304,433    2,417,477     765,339     554,636    3,270,392     4,623,843     393,403     321,764     479,922     476,068
-----------  -----------  ----------  ----------  -----------  ------------  ----------  ----------  ----------  ----------
  5,048,825    4,240,269     110,075     373,153      859,483     1,648,109      89,751     160,977      84,134     114,191
 (4,352,088)  (2,353,313)   (171,902)   (162,450)  (1,679,713)   (3,001,560)   (114,761)    (89,338)    (95,720)   (110,337)
-----------  -----------  ----------  ----------  -----------  ------------  ----------  ----------  ----------  ----------
  5,001,170    4,304,433     703,512     765,339    2,450,162     3,270,392     368,393     393,403     468,336     479,922
===========  ===========  ==========  ==========  ===========  ============  ==========  ==========  ==========  ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A35

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                     SUBACCOUNTS
                                  -------------------------------------------------
                                       COLUMBIA MONEY        COLUMBIA SMALL COMPANY
                                       MARKET FUND VS            GROWTH FUND VS
                                  ------------------------  -----------------------
                                   01/01/2006   01/01/2005   01/01/2006  01/01/2005
                                       TO           TO           TO          TO
                                   12/31/2006   12/31/2005   12/31/2006  12/31/2005
                                  -----------  -----------  -----------  ----------
OPERATIONS
   Net investment income
      (loss)....................  $   107,113  $    68,398  $   (13,420) $  (15,729)
   Capital gains distributions
      received..................            0            0            0           0
   Realized gain (loss) on
      shares redeemed...........            0            0      191,550     229,917
   Net change in unrealized gain
      (loss) on investments.....            0            0      (29,935)   (214,507)
                                  -----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................      107,113       68,398      148,195        (319)
                                  -----------  -----------  -----------  ----------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments..        1,096            0          353         227
   Surrenders, withdrawals and
      death benefits............   (2,987,383)  (5,815,283)    (358,812)   (464,175)
   Net transfers between other
      subaccounts or fixed rate
      option....................    2,221,290    5,021,724      (19,223)    (38,980)
   Withdrawal and other
      charges...................       (3,610)      (4,013)      (2,188)     (2,414)
                                  -----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS..     (768,607)    (797,572)    (379,870)   (505,342)
                                  -----------  -----------  -----------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS.......................     (661,494)    (729,174)    (231,675)   (505,661)
NET ASSETS
   Beginning of period..........    3,258,766    3,987,940    1,386,322   1,891,983
                                  -----------  -----------  -----------  ----------
   End of period................  $ 2,597,272  $ 3,258,766  $ 1,154,647  $1,386,322
                                  ===========  ===========  ===========  ==========
   Beginning units..............      320,640      400,355       82,198     114,071
                                  -----------  -----------  -----------  ----------
   Units issued.................      258,787      570,306          673       5,035
   Units redeemed...............     (332,957)    (650,021)     (21,349)    (36,908)
                                  -----------  -----------  -----------  ----------
   Ending units.................      246,470      320,640       61,522      82,198
                                  ===========  ===========  ===========  ==========

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A36

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                      SUBACCOUNTS
                                  --------------------------------------------------
                                       COLUMBIA ASSET           COLUMBIA FEDERAL
                                        ALLOCATION VS            SECURITIES VS
                                  ------------------------  ------------------------
                                   01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                       TO           TO           TO           TO
                                   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                  -----------  -----------  -----------  -----------
OPERATIONS
   Net investment income
      (loss)....................  $   221,268  $   311,378  $   126,397  $   203,536
   Capital gains distributions
      received..................      785,932            0            0       14,062
   Realized gain (loss) on
      shares redeemed...........      964,540    1,584,163      (45,189)     (48,840)
   Net change in unrealized gain
      (loss) on investments.....     (505,816)  (1,109,639)      (4,842)    (119,958)
                                  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...................    1,465,924      785,902       76,366       48,800
                                  -----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments..            0       31,016            0            0
   Surrenders, withdrawals and
      death benefits............   (2,886,576)  (5,389,313)  (1,177,209)    (916,241)
   Net transfers between other
      subaccounts or fixed rate
      option....................     (518,226)  (1,436,807)    (216,761)    (604,081)
   Withdrawal and other
      charges...................      (16,341)     (20,233)      (2,744)      (3,673)
                                  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS..   (3,421,143)  (6,815,337)  (1,396,714)  (1,523,995)
TOTAL INCREASE (DECREASE) IN NET
   ASSETS.......................   (1,955,219)  (6,029,435)  (1,320,348)  (1,475,195)
                                  -----------  -----------  -----------  -----------
NET ASSETS
   Beginning of period..........   15,112,003   21,141,438    3,436,146    4,911,341
                                  -----------  -----------  -----------  -----------
   End of period................  $13,156,784  $15,112,003  $ 2,115,798  $ 3,436,146
                                  ===========  ===========  ===========  ===========
   Beginning units..............    1,094,741    1,615,224      324,887      471,593
                                  -----------  -----------  -----------  -----------
   Units issued.................        3,206       27,456          363        3,457
   Units redeemed...............     (236,762)    (547,939)    (130,427)    (150,163)
                                  -----------  -----------  -----------  -----------
   Ending units.................      861,185    1,094,741      194,823      324,887
                                  ===========  ===========  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A37

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
   COLUMBIA LARGE CAP          PRUDENTIAL SP              GARTMORE GVIT            FIRST TRUST THE
    GROWTH STOCK VS        INTERNATIONAL GROWTH        DEVELOPING MARKETS           DOW TARGET 10
-----------------------  ------------------------  --------------------------  -----------------------
 01/01/2006  2/25/2005*   01/01/2006   01/01/2005   01/01/2006    01/01/2005   01/01/2006   01/01/2005
     TO          TO           TO           TO           TO            TO           TO           TO
 12/31/2006  12/31/2005   12/31/2006   12/31/2005   12/31/2006    12/31/2005   12/31/2006   12/31/2005
-----------  ----------  -----------  -----------  ------------  ------------  -----------  -----------


$   (82,796) $   (26,265) $    78,615  $  (232,514) $ (3,020,361) $ (2,074,441) $  (298,508) $  (210,152)

          0            0    2,834,880      953,032    24,511,856    27,739,532            0            0

    292,249      (45,233)   3,090,899      421,205    38,701,978    12,988,775    1,983,148      772,473

    901,382      588,339     (126,050)   2,579,043    14,192,813    14,343,616    2,149,270   (1,079,574)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------


  1,110,835      516,841    5,878,344    3,720,766    74,386,286    52,997,482    3,833,910     (517,253)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------

      3,814       15,693    1,322,197    3,183,177    33,488,032    20,719,738    2,580,959    4,404,918

 (3,195,091)  (3,413,345)  (4,297,948)  (2,481,080)  (37,834,276)  (25,123,234)  (2,221,051)  (2,156,599)


   (384,921)  17,137,397    7,615,678   12,913,312   (39,629,985)   59,048,334   12,155,804   (2,857,450)

    (17,115)     (19,058)     (23,879)     (14,520)     (184,649)     (130,360)     (14,093)     (13,540)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------


 (3,593,313)  13,720,687    4,616,048   13,600,889   (44,160,878)   54,514,478   12,501,619     (622,671)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------

 (2,482,478)  14,237,528   10,494,392   17,321,655    30,225,408   107,511,960   16,335,529   (1,139,924)

 14,237,528            0   32,671,503   15,349,848   293,345,146   185,833,186   11,614,442   12,754,366
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
$11,755,050  $14,237,528  $43,165,895  $32,671,503  $323,570,554  $293,345,146  $27,949,971  $11,614,442
===========  ===========  ===========  ===========  ============  ============  ===========  ===========
  1,359,332            0    2,708,809    1,457,915    17,520,729    15,104,933    1,226,145    1,295,452
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
      4,776    1,804,556    4,134,159    3,324,642    17,333,824    21,206,574    3,176,937    2,051,499
   (335,719)    (445,224)  (3,839,414)  (2,073,748)  (20,673,318)  (18,790,778)  (2,092,230)  (2,120,806)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  1,028,389    1,359,332    3,003,554    2,708,809    14,181,235    17,520,729    2,310,852    1,226,145
===========  ===========  ===========  ===========  ============  ============  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A38

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                 SUBACCOUNTS
                                  -------------------------------------------------------------------------
                                   FIRST TRUST 10 UNCOMMON    FIRST TRUST ENERGY      FIRST TRUST FINANCAL
                                           VALUES                   SECTOR                  SERVICES
                                  ------------------------  ----------------------  -----------------------
                                   01/01/2006   01/01/2005  01/01/2006  01/01/2005  01/01/2006   01/01/2005
                                       TO           TO          TO          TO          TO           TO
                                   12/31/2006   12/31/2005  12/31/2006  12/31/2005  12/31/2006   12/31/2005
                                  -----------  -----------  ----------  ----------  ----------  -----------
OPERATIONS
   Net investment income (loss)   $   (85,887) $  (108,033) $  (49,420) $  (44,228) $  (36,314) $   (40,249)
   Capital gains distributions
      received .................            0            0           0           0           0            0
   Realized gain (loss) on
      shares redeemed ..........      394,365      845,818   1,061,121     760,947     263,908      314,693
   Net change in unrealized gain
      (loss) on investments ....     (138,785)    (828,804)   (514,292)    877,502     284,263      (68,448)
                                  -----------  -----------  ----------  ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................      169,693      (91,019)    497,409   1,594,221     511,857      205,996
                                  -----------  -----------  ----------  ----------  ----------  -----------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................      226,520      209,874      40,698      37,871      34,242       45,966
   Surrenders, withdrawals and
      death benefits ...........     (995,856)  (1,098,642)   (490,003)   (538,358)   (447,833)    (668,010)
   Net transfers between other
      subaccounts or fixed rate
      option ...................     (664,232)  (1,819,660)   (343,684)   (173,488)   (216,153)    (620,797)
   Withdrawal and other
      charges ..................       (5,751)      (7,495)     (5,512)     (5,432)     (4,446)      (5,986)
                                  -----------  -----------  ----------  ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................    (1,439,319)  (2,715,923)   (798,501)   (679,407)   (634,190)  (1,248,827)
                                  -----------  -----------  ----------  ----------  ----------  -----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   (1,269,626)  (2,806,942)   (301,092)    914,814    (122,333)  (1,042,831)
NET ASSETS
   Beginning of period .........    7,001,549    9,808,491   4,661,042   3,746,228   3,598,531    4,641,362
                                  -----------  -----------  ----------  ----------  ----------  -----------
   End of period ...............  $ 5,731,923  $ 7,001,549  $4,359,950  $4,661,042  $3,476,198  $ 3,598,531
                                  ===========  ===========  ==========  ==========  ==========  ===========
   Beginning units .............    1,468,037    2,084,738     177,562     210,626     230,880      318,758
                                  -----------  -----------  ----------  ----------  ----------  -----------
   Units issued ................      173,572      246,293      47,393      92,115      20,885       84,733
   Units redeemed ..............     (512,903)    (862,994)    (75,979)   (125,179)    (58,931)    (172,611)
                                  -----------  -----------  ----------  ----------  ----------  -----------
   Ending units ................    1,128,706    1,468,037     148,976     177,562     192,834      230,880
                                  ===========  ===========  ==========  ==========  ==========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A39

                                     SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------
      FIRST TRUST                                  FIRST TRUST GLOBAL        FIRST TRUST NASDAQ
  PHARMHEALTH SECTOR    FIRST TRUST TECHNOLOGY     DIVIDEND TARGET 15            TARGET 15
----------------------  ----------------------  ------------------------  -----------------------
01/01/2006  01/01/2005  01/01/2006  01/01/2005   01/01/2006   01/01/2005  01/01/2006   01/01/2005
    TO          TO          TO          TO           TO           TO          TO           TO
12/31/2006  12/31/2005  12/31/2006  12/31/2005   12/31/2006   12/31/2005  12/31/2006   12/31/2005
----------  ----------  ----------  ----------  -----------  -----------  ----------  -----------

$  (30,053) $  (32,837) $  (13,703) $  (15,594)  $(1,112,432) $  (436,749) $  (87,502)  $   (75,722)

         0           0           0           0             0            0           0             0

    81,707     (52,507)     (1,396)    (45,034)    2,824,074    2,818,626     359,256        28,498

   152,819     382,205      42,161     118,080    20,443,439      351,376     193,480        56,457
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------


   204,473     296,861      27,062      57,452    22,155,081    2,733,253     465,234         9,233
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------


    39,005      42,945      11,578      13,667    16,109,982    7,066,848     567,638       736,208

  (330,115)   (612,609)   (253,974)   (175,048)   (9,122,089)  (3,556,263)   (831,400)   (1,213,595)


  (103,053)   (196,559)    (27,238)    (56,251)   62,924,819    7,954,173     568,600         1,861

    (4,024)     (4,883)     (1,690)     (1,991)      (42,010)     (22,184)     (5,705)       (5,834)
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------



  (398,187)   (771,106)   (271,324)   (219,623)   69,870,702   11,442,574     299,133      (481,360)
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------

  (193,714)   (474,245)   (244,262)   (162,171)   92,025,783   14,175,827     764,367      (472,127)

 3,061,912   3,536,157   1,532,286   1,694,457    36,799,758   22,623,931   6,552,091     7,024,218
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------
$2,868,198  $3,061,912  $1,288,024  $1,532,286  $128,825,541  $36,799,758  $7,316,458   $ 6,552,091
==========  ==========  ==========  ==========  ============  ===========  ==========   ===========
   282,129     358,811     308,467     355,175     2,795,376    1,858,147     673,491       747,603
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------
    28,329      63,243      24,414      14,718     8,549,490    3,956,771     338,442       464,943
   (65,344)   (139,925)    (78,195)    (61,426)   (4,120,332)  (3,019,542)   (325,471)     (539,055)
----------  ----------  ----------  ----------  ------------  -----------  ----------   -----------
   245,114     282,129     254,686     308,467     7,224,534    2,795,376     686,462       673,491
==========  ==========  ==========  ==========  ============  ===========  ==========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A40

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                                             FIRST TRUST VALUE
                                  FIRST TRUST S&P TARGET 24    FIRST TRUST MANAGED VIP         LINE TARGET 25
                                  -------------------------  --------------------------  -------------------------
                                   01/01/2006   01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                       TO           TO            TO            TO            TO            TO
                                   12/31/2006   12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                  -----------  ------------  ------------  ------------  ------------  -----------
OPERATIONS
   Net investment income
      (loss) ...................  $  (261,352) $  (245,369)  $ (3,214,208) $ (2,486,733) $   (696,726) $  (538,543)
   Capital gains distributions
      received .................            0            0              0             0             0            0
   Realized gain (loss) on
      shares redeemed ..........      678,407      905,218     11,127,745     7,315,043     4,454,883    4,548,316
   Net change in unrealized
      gain (loss) on
      investments ..............     (313,802)    (154,144)     8,160,773     3,732,105    (3,444,443)   2,131,436
                                  -----------  -----------   ------------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................      103,253      505,705     16,074,310     8,560,415       313,714    6,141,209
                                  -----------  -----------   ------------  ------------  ------------  -----------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................    3,225,482    3,906,045     39,414,454    70,426,412     8,556,417    8,517,893
   Surrenders, withdrawals and
      death benefits ...........   (2,071,338)  (1,374,763)   (15,883,091)  (12,442,960)   (6,069,926)  (4,343,760)
   Net transfers between other
      subaccounts or fixed rate
      option ...................   (3,225,910)     871,926    (18,405,304)    7,964,016   (13,054,303)  21,989,774
   Withdrawal and other
      charges ..................      (17,214)     (18,954)      (175,098)     (143,269)      (30,166)     (24,819)
                                  -----------  -----------   ------------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................   (2,088,980)   3,384,254      4,950,961    65,804,199   (10,597,978)  26,139,088
                                  -----------  -----------   ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   (1,985,727)   3,889,959     21,025,271    74,364,614   (10,284,264)  32,280,297
NET ASSETS
   Beginning of period .........   18,042,093   14,152,134    182,872,537   108,507,923    54,044,572   21,764,275
                                  -----------  -----------   ------------  ------------  ------------  -----------
   End of period ...............  $16,056,366  $18,042,093   $203,897,808  $182,872,537  $ 43,760,308  $54,044,572
                                  ===========  ===========   ============  ============  ============  ===========
   Beginning units .............    1,715,684    1,433,496     15,095,695     9,571,243     4,713,454    2,730,172
                                  -----------  -----------   ------------  ------------  ------------  -----------
   Units issued ................      995,338    1,746,057     12,146,732    16,756,460     2,094,912    5,222,534
   Units redeemed ..............   (1,214,072)  (1,463,869)   (11,961,206)  (11,232,008)   (3,117,784)  (3,239,252)
                                  -----------  -----------   ------------  ------------  ------------  -----------
   Ending units ................    1,496,950    1,715,684     15,281,221    15,095,695     3,690,582    4,713,454
                                  ===========  ===========   ============  ============  ============  ===========

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A41

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
  FIRST TRUST DOW TARGET
         DIVIDEND             PROFUND VP ASIA 30          PROFUND VP BANKS            PROFUND VP BEAR
------------------------- --------------------------  ------------------------  --------------------------
 01/01/2006   05/02/2005*  01/01/2006    01/01/2005   01/01/2006   01/01/2005    01/01/2006   01/01/2005
     TO           TO           TO            TO           TO           TO            TO            TO
 12/31/2006   12/31/2005   12/31/2006    12/31/2005   12/31/2006   12/31/2005    12/31/2006   12/31/2005
------------  ----------- ------------  ------------  ----------  ------------  -----------  -------------


$ (1,424,166)  $ (395,819) $ (1,132,327) $   (565,150) $  (130,831) $     84,619  $     68,135  $  (1,036,520)

           0            0             0             0            0       907,240             0              0

   1,436,917      (34,454)   11,950,842     5,109,313    1,615,941    (1,309,841)   (6,840,982)    (2,160,666)


  11,986,715   (3,507,615)   19,090,406     1,190,840      354,754      (159,120)      (65,361)       371,651
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------


  11,999,466   (3,937,888)   29,908,921     5,735,003    1,839,864      (477,102)   (6,838,208)    (2,825,535)
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------


  33,060,165   27,159,077     9,611,397     5,662,141      805,117     1,005,533     2,866,249      5,615,908

  (5,234,254)  (1,284,310)  (10,689,096)   (4,798,168)  (1,736,311)     (974,495)   (6,606,733)    (8,942,903)


   2,722,430   36,500,538    75,005,994    20,963,208      519,234      (778,722)   (9,453,008)    26,489,118

     (49,560)     (13,793)      (53,418)      (27,051)      (8,502)       (5,644)      (33,936)       (39,493)
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------



  30,498,781   62,361,512    73,874,877    21,800,130     (420,462)     (753,328)  (13,227,428)    23,122,630
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------

  42,498,247   58,423,624   103,783,798    27,535,133    1,419,402    (1,230,430)  (20,065,636)    20,297,095

  58,423,624            0    68,490,166    40,955,033   11,871,816    13,102,246    48,453,659     28,156,564
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------
$100,921,871  $58,423,624  $172,273,964  $ 68,490,166  $13,291,218  $ 11,871,816  $ 28,388,023  $  48,453,659
============  ===========  ============  ============  ===========  ============  ============  =============
   5,988,499            0     4,504,345     3,205,324      974,635     1,047,097     6,309,273      3,448,238
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------
  11,940,423    8,526,423    24,207,820    19,145,930    7,818,471    11,646,062    86,655,952    123,207,607
  (9,020,400)  (2,537,924)  (20,473,566)  (17,846,909)  (7,831,954)  (11,718,524)  (88,760,473)  (120,346,572)
------------  -----------  ------------  ------------  -----------  ------------  ------------  -------------
   8,908,522    5,988,499     8,238,599     4,504,345      961,152       974,635     4,204,752      6,309,273
============  ===========  ============  ============  ===========  ============  ============  =============

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A42

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------

                                   PROFUND VP BIOTECHNOLOGY   PROFUND VP BASIC MATERIALS     PROFUND VP ULTRABULL
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                       TO            TO            TO            TO            TO            TO
                                   12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
   Net investment income
      (loss) ...................  $   (236,581) $   (296,370) $   (414,668) $   (347,879) $   (488,082) $   (819,910)
   Capital gains distributions
      received .................             0     1,389,747             0     1,072,799     2,056,721     8,630,060
   Realized gain (loss) on
      shares redeemed ..........    (1,139,217)    1,914,374        12,486    (2,839,888)    4,958,959    (4,271,569)
   Net change in unrealized gain
      (loss) on investments ....        30,875      (679,884)      885,483       233,610     1,292,214    (2,249,305)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    (1,344,923)    2,327,867       483,301    (1,881,358)    7,819,812     1,289,276
                                  ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................     1,088,033     1,180,954     3,763,433     3,763,570       991,825     3,334,777
   Surrenders, withdrawals and
      death benefits ...........    (1,869,232)   (2,903,162)   (3,381,536)   (3,104,977)   (6,450,986)   (8,545,540)
   Net transfers between other
      subaccounts or fixed rate
      option ...................   (10,577,422)     (339,302)   (4,351,131)    9,737,004    10,132,148   (38,538,649)
   Withdrawal and other
      charges ..................        (9,965)      (14,018)      (18,845)      (14,071)      (30,752)      (37,999)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................   (11,368,586)   (2,075,528)   (3,988,079)   10,381,526     4,642,235   (43,787,411)
                                  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS ..................   (12,713,509)      252,339    (3,504,778)    8,500,168    12,462,047   (42,498,135)
NET ASSETS
   Beginning of period .........    25,003,020    24,750,681    34,113,888    25,613,720    41,431,102    83,929,237
                                  ------------  ------------  ------------  ------------  ------------  ------------
   End of period ...............  $ 12,289,511  $ 25,003,020  $ 30,609,110  $ 34,113,888  $ 53,893,149  $ 41,431,102
                                  ============  ============  ============  ============  ============  ============
   Beginning units .............     2,502,807     2,930,404     2,618,695     2,088,406     4,472,352     8,987,935
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Units issued ................     8,576,871    31,407,945    15,108,971    23,791,372    36,289,359    83,147,169
   Units redeemed ..............    (9,788,653)  (31,835,542)  (15,597,094)  (23,261,083)  (36,106,975)  (87,662,752)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Ending units ................     1,291,025     2,502,807     2,130,572     2,618,695     4,654,736     4,472,352
                                  ============  ============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A43

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                      PROFUND VP                PROFUND VP
       PROFUND VP BULL            CONSUMER SERVICES           CONSUMER GOODS          PROFUND VP OIL & GAS
----------------------------  -------------------------  ------------------------  --------------------------
  01/01/2006     01/01/2005    01/01/2006   01/01/2005   01/01/2006   01/01/2005    01/01/2006    01/01/2005
      TO             TO            TO           TO           TO           TO            TO            TO
  12/31/2006     12/31/2005    12/31/2006   12/31/2005   12/31/2006   12/31/2005    12/31/2006    12/31/2005
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------


$  (2,013,790) $  (2,113,771) $   (93,040) $    (87,227)   (193,414) $   (127,559)  (2,487,719) $  (2,365,793)

    6,981,569              0            0             0           0             0   12,004,097      4,519,817

   10,459,900     11,768,920      684,732      (396,622)  1,183,557       230,820    6,809,884     34,308,658

    3,245,814    (10,142,481)     169,135      (135,384)    603,230      (170,103)   2,711,001     (5,763,703)
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------


   18,673,493       (487,332)     760,827      (619,233)  1,593,373       (66,842)  19,037,263     30,698,979
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------


    5,284,700     13,417,778      451,825             0     708,459     1,612,624   17,209,959     20,178,905

  (21,022,983)   (23,247,138)    (652,663)     (954,486) (1,250,964)   (1,456,923) (19,872,744)   (18,429,821)


    1,646,990    (51,823,152)   2,421,623    (6,779,972) 10,617,189    (3,141,995) (20,941,350)    30,786,316

      (95,873)       (88,931)      (4,100)       (3,937)     (6,506)       (5,855)     (99,002)       (87,128)
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------



  (14,187,166)   (61,741,443)   2,216,685    (7,738,395) 10,068,178    (2,992,149) (23,703,137)    32,448,272
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------

    4,486,327    (62,228,775)   2,977,512    (8,357,628) 11,661,551    (3,058,991)  (4,665,874)    63,147,251

  222,567,923    284,796,698    3,521,035    11,878,663   6,912,638     9,971,629  148,185,643     85,038,392
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------
$ 227,054,250  $ 222,567,923  $ 6,498,547  $  3,521,035  18,574,189  $  6,912,638  143,519,769  $ 148,185,643
=============  =============  ===========  ============  ==========  ============  ===========  =============
   20,271,654     26,231,728      348,500     1,191,661     630,384       920,728    8,943,170      6,639,985
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------
   98,057,582    223,015,576    5,324,786    10,201,756   8,120,128    14,422,913   32,538,390     58,885,690
 (100,084,054)  (228,975,650)  (5,071,700)  (11,044,917) (7,180,665)  (14,713,257) (34,353,488)   (56,582,505)
-------------  -------------  -----------  ------------  ----------  ------------  -----------  -------------
   18,245,182     20,271,654      601,586       348,500   1,569,847       630,384    7,128,072      8,943,170
=============  =============  ===========  ============  ==========  ============  ===========  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A44

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                                                                          PROFUND VP U.S. GOVERNMENT
                                     PROFUND VP EUROPE 30        PROFUND VP FINANCIALS               PLUS
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                       TO            TO            TO            TO            TO            TO
                                   12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
   Net investment income
      (loss) ...................  $ (1,111,216) $ (1,044,709) $   (384,774) $   (185,802) $  1,142,506  $    477,305
   Capital gains distributions
      received .................     2,102,028     7,516,995             0             0             0             0
   Realized gain (loss) on
      shares redeemed ..........     7,039,898       964,845     3,353,809       573,565    (1,281,442)     (504,542)
   Net change in unrealized gain
      (loss) on investments ....     4,950,596    (5,522,457)    1,209,156        93,689    (2,707,111)    1,677,960
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    12,981,306     1,914,674     4,178,191       481,452    (2,846,047)    1,650,723
                                  ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................     5,018,601     4,221,430     3,452,373     3,489,289     2,163,150     5,402,418
   Surrenders, withdrawals and
      death benefits ...........   (13,072,615)  (11,161,330)   (4,175,292)   (2,753,298)   (7,947,199)   (7,710,531)
   Net transfers between other
      subaccounts or fixed rate
      option ...................    39,904,295   (16,111,420)    9,824,301     3,082,318   (49,051,686)   46,585,718
   Withdrawal and other
      charges ..................       (53,286)      (38,671)      (17,701)      (18,636)      (35,766)      (35,799)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................    31,796,995   (23,089,991)    9,083,681     3,799,673   (54,871,501)   44,241,806
                                  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................    44,778,301   (21,175,317)   13,261,872     4,281,125   (57,717,548)   45,892,529
NET ASSETS
   Beginning of period .........    81,338,729   102,514,046    31,418,943    27,137,818    89,133,024    43,240,495
                                  ------------  ------------  ------------  ------------  ------------  ------------
   End of period ...............  $126,117,030  $ 81,338,729  $ 44,680,815  $ 31,418,943  $ 31,415,476  $ 89,133,024
                                  ============  ============  ============  ============  ============  ============
   Beginning units .............     7,480,817    10,430,672     2,568,147     2,336,904     7,185,063     3,732,023
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Units issued ................    31,519,947    41,642,892    14,173,650    11,994,589    40,852,685    74,060,918
   Units redeemed ..............   (29,480,120)  (44,592,747)  (13,579,060)  (11,763,346)  (45,333,934)  (70,607,878)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Ending units ................     9,520,644     7,480,817     3,162,737     2,568,147     2,703,814     7,185,063
                                  ============  ============  ============  ============  ============  ============

*   Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE IN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A45

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------

  PROFUND VP HEALTH CARE     ACCESS VP HIGH YIELD FUND   PROFUND VP INDUSTRIALS      PROFUND VP INTERNET
--------------------------  --------------------------  ------------------------  -------------------------
 01/01/2006    01/01/2005    01/01/2006    05/02/2005*   01/01/2006   01/01/2005   01/01/2006   01/01/2005
     TO            TO            TO           TO             TO           TO           TO           TO
 12/31/2006    12/31/2005    12/31/2006   12/31/2005     12/31/2006   12/31/2005   12/31/2006   12/31/2005
------------  ------------  ------------  ------------  -----------  -----------  -----------  ------------


$   (713,005) $   (723,406) $  1,319,237   $   577,382   $   (258,408) $  (137,301) $   (167,029) $   (230,651)

           0             0             0             0              0       98,469     1,363,886             0

     588,598     3,438,617       344,924      (124,018)       852,573     (151,523)   (1,629,737)      834,371

   2,510,295    (1,153,673)      712,106      (222,067)       196,213      (36,161)     (126,298)   (1,290,327)
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------


   2,385,888     1,561,538     2,376,267       231,297        790,378     (226,516)     (559,178)     (686,607)
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------


   3,908,183     5,570,304     1,027,442       245,112        790,844      944,226       403,057             0

  (5,154,146)   (5,131,139)   (4,111,844)   (1,885,295)    (1,963,996)  (1,119,542)   (1,271,082)   (2,582,681)


   8,928,346    14,791,827    (2,928,414)   36,414,867       (129,549)   1,049,893   (14,629,847)  (13,365,527)

     (25,582)      (33,339)       (7,535)       (4,669)        (8,784)      (4,902)       (6,925)       (9,280)
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------



   7,656,801    15,197,653    (6,020,351)   34,770,015     (1,311,485)     869,675   (15,504,797)  (15,957,488)
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------

  10,042,689    16,759,191    (3,644,084)   35,001,312       (521,107)     643,159   (16,063,975)  (16,644,095)

  53,878,623    37,119,432    35,001,312             0     10,101,816    9,458,657    25,339,239    41,983,334
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------
$ 63,921,312  $ 53,878,623  $ 31,357,228  $ 35,001,312   $  9,580,709  $10,101,816  $  9,275,264  $ 25,339,239
============  ============  ============  ============   ============  ===========  ============  ============
   5,510,838     4,052,916     3,307,694             0        828,032      808,091     1,329,255     2,333,819
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------
  14,601,538    33,232,382    10,215,031    14,053,018     13,560,890    7,597,233     3,257,672    14,664,833
 (13,769,526)  (31,774,460)  (10,777,190)  (10,745,324)   (13,650,477)  (7,577,292)   (4,099,359)  (15,669,397)
------------  ------------  ------------  ------------   ------------  -----------  ------------  ------------
   6,342,850     5,510,838     2,745,535     3,307,694        738,445      828,032       487,568     1,329,255
============  ============  ============  ============   ============  ===========  ============  ============

   THE ACCOMPANYING NOTES ARE IN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A46

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------

                                       PROFUND VP JAPAN       PROFUND VP PRECIOUS METALS   PROFUND VP MID-CAP GROWTH
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                       TO            TO            TO            TO            TO            TO
                                   12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
   Net investment income
      (loss) ...................  $   (633,485) $   (621,760) $ (1,208,694) $   (999,501) $ (1,265,176) $ (1,244,134)
   Capital gains distributions
      received .................    18,287,139             0             0             0     3,054,267     2,197,929
   Realized gain (loss) on
      shares redeemed ..........    (2,689,478)    5,928,597    12,193,224      (446,755)    2,754,112     3,361,916
   Net change in unrealized gain
      (loss) on investments ....   (15,705,535)   15,848,292    (9,537,818)   17,308,039      (283,403)   (1,136,424)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................      (741,359)   21,155,129     1,446,712    15,861,783     4,259,800     3,179,287
                                  ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
      payments .................     9,576,882     4,411,273    19,681,728     8,763,169     2,895,500     4,240,074
   Surrenders, withdrawals and
      death benefits ...........    (9,106,732)   (4,351,332)  (12,060,967)   (6,543,047)  (11,337,324)   (9,360,543)
   Net transfers between other
      subaccounts or fixed rate
      option ...................   (60,983,061)   80,267,842     2,635,346    34,638,547   (84,413,191)   82,674,119
   Withdrawal and other
      charges ..................       (43,521)      (20,695)      (77,917)      (42,357)      (38,338)      (42,696)
                                  ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................   (60,556,432)   80,307,088    10,178,190    36,816,312   (92,893,353)   77,510,954
                                  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   (61,297,791)  101,462,217    11,624,902    52,678,095   (88,633,553)   80,690,241
NET ASSETS
   Beginning of period .........   129,124,321    27,662,104   113,120,111    60,442,016   155,725,921    75,035,680
                                  ------------  ------------  ------------  ------------  ------------  ------------
   End of period ...............  $ 67,826,530  $129,124,321  $124,745,013  $113,120,111  $ 67,092,368  $155,725,921
                                  ============  ============  ============  ============  ============  ============
   Beginning units .............     9,015,574     2,765,674     7,463,733     5,015,023    12,851,561     6,820,564
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Units issued ................    30,467,605    31,564,018    39,950,437    45,192,735    60,057,424   104,115,853
   Units redeemed ..............   (35,161,521)  (25,314,118)  (39,678,722)  (42,744,025)  (67,663,172)  (98,084,856)
                                  ------------  ------------  ------------  ------------  ------------  ------------
   Ending units ................     4,321,658     9,015,574     7,735,448     7,463,733     5,245,813    12,851,561
                                  ============  ============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A47

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                         PROFUND VP RISING
  PROFUND VP MID-CAP VALUE   PROFUND VP PHARMACEUTICALS    PROFUND VP REAL ESTATE        RATES OPPORTUNITY
---------------------------  --------------------------  -------------------------  --------------------------
 01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006   01/01/2005    01/01/2006   01/01/2005
     TO             TO            TO            TO            TO           TO            TO           TO
 12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006   12/31/2005    12/31/2006   12/31/2005
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------


$ (1,438,131) $  (1,835,913) $   (273,085) $   (157,333)    (631,215) $    254,179     (208,606) $  (1,592,429)

  14,030,368      7,747,653             0             0    3,423,208             0            0              0

  (4,556,685)     5,552,023     1,499,730    (1,122,276)   8,427,031     4,146,178    4,441,437    (10,980,246)

     970,217     (4,565,195)     (555,287)      118,313    1,937,485    (3,088,873)   2,893,448        858,683
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------


   9,005,769      6,898,568       671,358    (1,161,296)  13,156,509     1,311,484    7,126,279    (11,713,992)
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------


   3,994,756      7,276,478     2,329,011     1,931,824    6,467,388     5,435,592    4,104,489     11,800,512

 (12,369,034)   (13,705,254)   (1,969,570)   (1,462,155)  (7,190,419)   (9,413,765)  (8,591,341)   (10,298,221)


   4,732,940    (26,698,433)    9,272,299      (320,025)  22,887,072   (42,306,282)  (3,627,057)   (29,948,598)

     (45,407)       (52,727)      (10,519)       (7,756)     (35,828)      (32,756)     (64,890)       (79,531)
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------



  (3,686,745)   (33,179,936)    9,621,221       141,888   22,128,213   (46,317,211)  (8,178,799)   (28,525,838)
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------

   5,319,024    (26,281,368)   10,292,579    (1,019,408)  35,284,722   (45,005,727)  (1,052,520)   (40,239,830)

  99,111,085    125,392,453    10,782,787    11,802,195   34,432,299    79,438,026   72,022,784    112,262,614
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------
$104,430,109  $  99,111,085  $ 21,075,366  $ 10,782,787   69,717,021  $ 34,432,299   70,970,264  $  72,022,784
============  =============  ============  ============  ===========  ============  ===========  =============
   7,506,708     10,343,952     1,377,678     1,435,160    1,948,512     4,720,082   11,308,697     16,152,393
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------
  48,380,955    117,864,173    16,323,829    21,966,013   33,359,668    52,002,886   60,154,786     96,643,014
 (48,963,710)  (120,701,417)  (15,288,712)  (22,023,495) (32,266,957)  (54,774,456) (61,150,179)  (101,486,710)
------------  -------------  ------------  ------------  -----------  ------------  -----------  -------------
   6,923,953      7,506,708     2,412,795     1,377,678    3,041,223     1,948,512   10,313,304     11,308,697
============  =============  ============  ============  ===========  ============  ===========  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                      A48

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                       SUBACCOUNTS
                                  ------------------------------------------------------------------------------------
                                         PROFUND VP OTC         PROFUND VP SEMICONDUCTOR   PROFUND VP SMALL-CAP GROWTH
                                  ---------------------------  --------------------------  ---------------------------
                                   01/01/2006     01/01/2005    01/01/2006    01/01/2005     01/01/2006    01/01/2005
                                       TO             TO            TO            TO             TO            TO
                                   12/31/2006     12/31/2005    12/31/2006    12/31/2005     12/31/2006    12/31/2005
                                  ------------  -------------  ------------  ------------  -------------  ------------
OPERATIONS
   Net investment income
       (loss) ..................  $ (1,237,003) $  (1,379,561) $   (137,267) $   (157,142) $  (1,726,667) $ (2,152,508)
   Capital gains distributions
       received ................             0      7,811,980        99,030       785,426     17,365,750             0
   Realized gain (loss) on
       shares redeemed .........       814,666     (4,629,562)   (1,665,247)      594,925     (3,469,243)    9,698,181
   Net change in unrealized gain
       (loss) on investments ...       397,615     (4,481,330)      441,315      (568,193)      (857,842)   (5,961,295)
                                  ------------  -------------  ------------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................       (24,722)    (2,678,473)   (1,262,169)      655,016     11,311,998     1,584,378
                                  ------------  -------------  ------------  ------------  -------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net
       payments ................     4,170,114      7,352,107       488,759       562,186      4,669,105     5,976,270
   Surrenders, withdrawals and
       death benefits ..........    (9,077,807)   (15,180,033)   (1,356,844)   (1,751,519)   (14,040,390)  (17,395,709)
   Net transfers between other
       subaccounts or fixed rate
       option ..................   (17,106,599)   (56,131,881)   (5,596,137)    3,371,504   (107,391,872)  (14,082,076)
   Withdrawal and other
       charges .................       (50,982)       (67,221)       (5,164)       (5,311)       (54,371)      (74,352)
                                  ------------  -------------  ------------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................   (22,065,274)   (64,027,028)   (6,469,386)    2,176,860   (116,817,528)  (25,575,867)
                                  ------------  -------------  ------------  ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ......................   (22,089,996)   (66,705,501)   (7,731,555)    2,831,876   (105,505,530)  (23,991,489)
NET ASSETS
   Beginning of period .........    89,367,072    156,072,573    13,684,790    10,852,914    184,752,711   208,744,200
                                  ------------  -------------  ------------  ------------  -------------  ------------
   End of period ...............  $ 67,277,076  $  89,367,072  $  5,953,235  $ 13,684,790  $  79,247,181  $184,752,711
                                  ============  =============  ============  ============  =============  ============
   Beginning units .............    11,466,225     20,721,420     1,777,840     1,507,011     13,796,968    16,740,590
                                  ------------  -------------  ------------  ------------  -------------  ------------
   Units issued ................    66,133,245    124,185,705    13,245,330    28,313,768     54,775,100    95,896,401
   Units redeemed ..............   (69,999,732)  (133,440,900)  (14,180,869)  (28,042,939)   (63,157,138)  (98,840,023)
                                  ------------  -------------  ------------  ------------  -------------  ------------
   Ending units ................     7,599,738     11,466,225       842,301     1,777,840      5,414,930    13,796,968
                                  ============  =============  ============  ============  =============  ============

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A49

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
 PROFUND VP SHORT MID-CAP       PROFUND VP SHORT OTC      PROFUND VP SHORT SMALL-CAP  PROFUND VP SMALL-CAP VALUE
--------------------------  ----------------------------  --------------------------  --------------------------
 01/01/2006    11/22/2005*    01/01/2006     01/01/2005    01/01/2006   11/22/2005*    01/01/2006    01/01/2005
     TO            TO             TO             TO            TO            TO            TO            TO
 12/31/2006    12/31/2005     12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
------------  ------------  -------------  -------------  ------------  ------------   -----------  -------------


$    (52,404) $    (46,657) $    (456,628) $    (627,824) $   (170,866) $   (310,376)  $ (1,206,043) $  (1,250,744)

           0             0              0              0             0             0      3,789,620      4,378,979

  (2,071,813)     (567,605)    (3,199,061)    (2,642,526)   (4,889,151)     (330,716)     4,788,329     (2,347,922)

      29,034         1,990       (473,315)       983,628        45,479        51,724        820,990     (2,947,373)
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------


  (2,095,183)     (612,272)    (4,129,004)    (2,286,722)   (5,014,538)     (589,368)     8,192,896     (2,167,060)
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------


     351,365       205,673      2,875,673      3,813,146       427,599       741,542      4,195,940      5,532,319

  (1,555,009)     (741,926)    (7,580,337)    (5,474,728)   (4,038,682)   (3,374,183)    (9,516,809)    (9,324,505)


   4,324,910     4,714,483      1,333,425     20,144,386    14,431,368     7,324,811     36,468,814   (108,388,922)

      (2,621)         (890)       (44,979)       (24,994)      (12,198)       (7,790)       (38,080)       (42,348)
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------



   3,118,645     4,177,340     (3,416,218)    18,457,810    10,808,087     4,684,380     31,109,865   (112,223,456)
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------

   1,023,462     3,565,068     (7,545,222)    16,171,088     5,793,549     4,095,012     39,302,761   (114,390,516)

   4,080,253       515,185     31,249,234     15,078,146     6,654,237     2,559,225     61,211,911    175,602,427
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------
$  5,103,715  $  4,080,253  $  23,704,012  $  31,249,234  $ 12,447,786  $  6,654,237   $100,514,672  $  61,211,911
============  ============  =============  =============  ============  ============   ============  =============
     471,870        53,108      5,301,419      2,547,075       726,430       268,195      4,739,545     14,280,660
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------
  16,490,081    15,236,965    157,650,754    145,585,073    62,360,428    54,071,664     38,801,365     64,931,623
 (16,345,266)  (14,818,203)  (158,790,814)  (142,830,729)  (61,522,489)  (53,613,429)   (36,663,195)   (74,472,738)
------------  ------------  -------------  -------------  ------------  ------------   ------------  -------------
     616,685       471,870      4,161,359      5,301,419     1,564,369       726,430      6,877,715      4,739,545
============  ============  =============  =============  ============  ============   ============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A50

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                                SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                                                                PROFUND VP
                                               PROFUND VP TECHNOLOGY        TELECOMMUNICATIONS        PROFUND VP ULTRAMID-CAP
                                            --------------------------  --------------------------  --------------------------
                                             01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                                 TO            TO            TO            TO            TO            TO
                                             12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                            ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
   Net investment income (loss) ..........  $   (215,221) $   (118,738) $   (287,180) $     60,003  $ (1,316,406) $ (1,110,361)
   Capital gains distributions received ..     1,215,827       822,315             0       325,285    11,946,631     6,866,213
   Realized gain (loss) on shares
      redeemed ...........................      (751,448)     (130,431)    4,414,990    (1,785,955)   (7,174,886)    9,409,770
   Net change in unrealized gain (loss)
      on investments .....................       719,026      (783,217)    2,414,952      (336,755)     (124,376)   (5,749,914)
                                            ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............       968,184      (210,071)    6,542,762    (1,737,422)    3,330,963     9,415,708
                                            ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments ...........       341,533       583,804     2,380,193       794,354     7,971,265     7,524,308
   Surrenders, withdrawals and death
      benefits ...........................    (2,173,905)   (2,238,446)   (3,442,196)     (960,905)   (9,046,713)  (11,146,887)
   Net transfers between other subaccounts
      or fixed rate option ...............       154,210    (2,429,814)   29,837,254    (7,176,633)  (11,154,567)   (6,513,928)
   Withdrawal and other charges ..........        (6,740)       (6,882)      (17,093)       (7,535)      (46,611)      (38,214)
                                            ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT
   OWNER TRANSACTIONS ....................    (1,684,902)   (4,091,338)   28,758,158    (7,350,719)  (12,276,626)  (10,174,721)
                                            ------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..      (716,718)   (4,301,409)   35,300,920    (9,088,141)   (8,945,663)     (759,013)
NET ASSETS
   Beginning of period ...................    15,240,672    19,542,081     8,800,144    17,888,285    87,662,530    88,421,543
                                            ------------  ------------  ------------  ------------  ------------  ------------
   End of period .........................  $ 14,523,954  $ 15,240,672  $ 44,101,064  $  8,800,144  $ 78,716,867  $ 87,662,530
                                            ============  ============  ============  ============  ============  ============
   Beginning units .......................     2,697,378     3,441,646     1,288,772     2,863,053     5,482,307     6,891,212
                                            ------------  ------------  ------------  ------------  ------------  ------------
   Units issued ..........................    12,347,314    19,187,625    32,035,431    19,445,020    46,373,947    67,888,729
   Units redeemed ........................   (12,744,016)  (19,931,893)  (28,201,408)  (21,019,301)  (47,396,282)  (69,297,634)
                                            ------------  ------------  ------------  ------------  ------------  ------------
   Ending units ..........................     2,300,676     2,697,378     5,122,795     1,288,772     4,459,972     5,482,307
                                            ============  ============  ============  ============  ============  ============

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A51

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                              PROFUND VP
     PROFUND VP ULTRAOTC       PROFUND VP ULTRASMALL-CAP      PROFUND VP UTILITIES         LARGE-CAP GROWTH
----------------------------  ---------------------------  -------------------------  -------------------------
  01/01/2006     01/01/2005    01/01/2006     01/01/2005    01/01/2006   01/01/2005    01/01/2006   11/22/2005*
      TO             TO            TO             TO            TO           TO            TO            TO
  12/31/2006     12/31/2005    12/31/2006     12/31/2005    12/31/2006   12/31/2005    12/31/2006   12/31/2005
-------------  -------------  ------------  -------------  -----------  ------------  -----------  ------------

$    (937,357) $  (1,283,162) $   (801,087) $    (755,663) $    149,097  $   (809,754) $ (1,037,442) $   (465,646)
   26,656,831      6,852,466             0     18,244,402             0     1,014,460       888,115        37,408

  (30,314,358)    (7,559,048)    7,310,972    (23,102,302)    4,195,668    11,077,495     3,316,938      (965,389)

    5,426,521    (13,442,317)    1,149,610     (8,682,048)    8,419,690    (4,493,364)    1,705,934     1,959,326
-------------  -------------  ------------  -------------  ------------  ------------  ------------  ------------

      831,637    (15,432,061)    7,659,495    (14,295,611)   12,764,455     6,788,837     4,873,545       565,699
-------------  -------------  ------------  -------------  ------------  ------------  ------------  ------------

    2,992,138      5,966,744     1,354,285      2,795,219     7,866,830    10,963,878     2,221,056     1,427,046

   (7,920,855)    (8,909,398)   (7,110,358)    (7,227,810)   (9,673,572)  (13,127,754)   (8,897,501)   (3,949,473)

  (27,330,439)   (32,091,220)   15,407,407   (114,851,994)   17,157,280    19,316,864    (5,575,517)   81,528,974
      (68,578)       (82,854)      (30,967)       (29,959)      (45,728)      (54,514)      (29,414)      (12,611)
-------------  -------------  ------------  -------------  ------------  ------------  ------------  ------------


  (32,327,734)   (35,116,728)    9,620,367   (119,314,544)   15,304,810    17,098,474   (12,281,376)   78,993,936
-------------  -------------  ------------  -------------  ------------  ------------  -----------  ------------
  (31,496,097)   (50,548,789)   17,279,862   (133,610,155)   28,069,265    23,887,311    (7,407,831)   79,559,635

   96,200,982    146,749,771    39,714,238    173,324,393    75,840,439    51,953,128    83,057,952     3,498,317
-------------  -------------  ------------  -------------  ------------  ------------  ------------  ------------
$  64,704,885  $  96,200,982  $ 56,994,100  $  39,714,238  $103,909,704  $ 75,840,439  $ 75,650,121  $ 83,057,952
=============  =============  ============  =============  ============  ============  ============  ============
   55,241,779     80,485,280     3,106,543     12,860,531     6,382,647     5,238,227     8,052,293       337,056
-------------  -------------  ------------  -------------  ------------  ------------  ------------  ------------
  204,489,672    297,842,371    41,972,438     60,522,358    25,602,151    51,187,865    20,635,318    33,596,884
 (219,250,989)  (323,085,872)  (41,661,031)   (70,276,346)  (24,603,535)  (50,043,445)  (21,852,007)  (25,881,647)
-------------  -------------  ------------  -------------  ------------  ------------  ------------  ------------
   40,480,462     55,241,779     3,417,950      3,106,543     7,381,263     6,382,647     6,835,604     8,052,293
=============  =============  ============  =============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A52

                       FINANCIAL STATEMENTS OF
            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
              VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                    SUBACCOUNTS
                                  -------------------------------------------------------------------------------

                                  PROFUND VP LARGE-CAP VALUE         RYDEX NOVA                 RYDEX OTC
                                  --------------------------  ------------------------  -------------------------
                                   01/01/2006   11/22/2005*    01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                       TO            TO            TO           TO           TO           TO
                                   12/31/2006    12/31/2005    12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                  ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS
   Net investment income
      (loss) ...................  $ (1,181,661) $   (577,488) $   (12,584) $   (89,557) $  (364,781) $   (469,917)
   Capital gains distributions
      received .................     1,264,432       250,803            0            0            0             0
   Realized gain (loss) on
      shares redeemed ..........    11,576,445        74,039      316,369   (1,322,171)  (6,335,698)  (10,481,921)
   Net change in unrealized gain
      (loss) on investments ....     2,659,173     1,387,939      864,041    1,570,348    7,628,032    10,257,626
                                  ------------  ------------  -----------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................    14,318,389     1,135,293    1,167,826      158,620      927,553      (694,212)
                                  ------------  ------------  -----------  -----------  -----------  ------------
CONTRACT OWNER TRANSACTIONS
   Contract owner
      net payments .............     2,754,118     2,450,671       49,790       29,578      116,008       234,090
   Surrenders, withdrawals and
      death benefits ...........   (12,532,283)   (4,393,787)    (772,071)  (1,063,774)  (3,629,112)   (4,847,675)
   Net transfers between other
      subaccounts or fixed rate
      option ...................    69,401,237    74,495,738     (924,996)  (1,378,730)  (3,579,403)   (6,277,144)
   Withdrawal and other
      charges ..................       (41,009)      (17,309)      (7,773)      (9,100)     (46,596)      (56,833)
                                  ------------  ------------  -----------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS ................    59,582,063    72,535,313   (1,655,050)  (2,422,026)  (7,139,103)  (10,947,562)
                                  ------------  ------------  -----------  -----------  -----------  ------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS ..................    73,900,452    73,670,606     (487,224)  (2,263,406)  (6,211,550)  (11,641,774)
NET ASSETS
   Beginning of period .........    78,231,698     4,561,092    7,742,721   10,006,127   30,222,176    41,863,950
                                  ------------  ------------  -----------  -----------  -----------  ------------
   End of period ...............  $152,132,150  $ 78,231,698  $ 7,255,497  $ 7,742,721  $24,010,626  $ 30,222,176
                                  ============  ============  ===========  ===========  ===========  ============
   Beginning units .............     7,436,771       439,880    1,194,218    1,583,935    4,873,588     6,735,615
                                  ------------  ------------  -----------  -----------  -----------  ------------
   Units issued ................    39,828,056    35,250,852       53,843       36,209      123,069       160,258
   Units redeemed ..............   (34,878,930)  (28,253,961)    (298,066)    (425,926)  (1,280,059)   (2,022,285)
                                  ------------  ------------  -----------  -----------  -----------  ------------
   Ending units ................    12,385,897     7,436,771      949,995    1,194,218    3,716,598     4,873,588
                                  ============  ============  ===========  ===========  ===========  ============

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A53

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                        AIM V.I. FINANCIAL          AIM V.I. GLOBAL
 RYDEX INVERSE S&P 500    AIM V.I. DYNAMICS FUND          SERVICES FUND             HEALTH CARE FUND
----------------------  --------------------------  -------------------------  -------------------------
01/01/2006  01/01/2005   01/01/2006    01/01/2005    01/01/2006   01/01/2005    01/01/2006   01/01/2005
    TO          TO           TO            TO            TO           TO            TO           TO
12/31/2006  12/31/2005   12/31/2006    12/31/2005    12/31/2006   12/31/2005    12/31/2006   12/31/2005
----------  ----------  ------------  ------------  -----------  ------------  -----------  ------------


$   44,636  $  (18,602) $ (1,183,230) $   (957,307) $     46,038  $     12,883 $  (1,648,441) $ (1,661,112)

         0           0             0             0       431,961             0             0             0

  (135,002)    (95,269)   14,160,822     5,593,903     9,181,399     6,144,152    10,463,229     5,987,160

    16,020      89,201    (5,944,075)      220,686      (248,852)   (3,989,376)   (5,351,631)    2,357,983
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------


   (74,346)    (24,670)    7,033,517     4,857,282     9,410,546     2,167,659     3,463,157     6,684,031
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------


     6,405      17,801     4,337,447     2,957,770     4,614,474     4,051,234     5,787,774     7,384,114

  (329,717)   (109,939)  (10,667,286)   (7,043,396)   (9,160,474)  (10,380,372)  (14,462,406)  (14,672,907)


   (46,507)   (135,893)    4,770,189   (10,657,759)  (10,798,717)     (956,840)   (8,972,276)   (5,119,508)

      (779)     (1,206)      (70,418)      (65,217)      (59,559)      (64,867)      (93,849)     (103,067)
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------



  (370,598)   (229,237)   (1,630,068)  (14,808,602)  (15,404,276)   (7,350,845)  (17,740,757)  (12,511,368)
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------

  (444,944)   (253,907)    5,403,449    (9,951,320)   (5,993,730)   (5,183,186)  (14,277,600)   (5,827,337)

 1,181,287   1,435,194    60,680,249    70,631,569    81,547,037    86,730,223   116,595,016   122,422,353
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------
$  736,343  $1,181,287  $ 66,083,698  $ 60,680,249  $ 75,553,307  $ 81,547,037  $102,317,416  $116,595,016
==========  ==========  ============  ============  ============  ============  ============  ============
   125,308     148,964     5,599,675     7,132,841     5,701,538     6,187,569     8,908,929     9,914,444
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------
     3,821       4,487     6,395,132     2,653,164     2,604,962     2,473,888     3,693,931     3,720,290
   (43,523)    (28,143)   (6,755,750)   (4,186,330)   (3,683,655)   (2,959,919)   (5,013,521)   (4,725,805)
----------  ----------  ------------  ------------  ------------  ------------  ------------  ------------
    85,606     125,308     5,239,057     5,599,675     4,622,845     5,701,538     7,589,339     8,908,929
==========  ==========  ============  ============  ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A54

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited

                                                                        SUBACCOUNTS
                                     --------------------------------------------------------------------------------
                                                                    WELLS FARGO ADVANTAGE      WELLS FARGO ADVANTAGE
                                      AIM V.I. TECHNOLOGY FUND       VT ASSET ALLOCATION         VT EQUITY INCOME
                                     --------------------------  --------------------------  ------------------------
                                      01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006   01/01/2005
                                          TO            TO            TO            TO            TO           TO
                                      12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006   12/31/2005
                                     ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
   Net investment income (loss) ...  $   (927,085) $ (1,075,230) $    903,363  $    799,152  $    (2,596) $   (36,610)
   Capital gains distributions
      received ....................             0             0     1,193,735     2,837,057       63,843            0
   Realized gain (loss) on
      shares redeemed .............     3,518,452     3,631,149    (1,410,178)   (2,230,900)   1,618,833    1,761,180
   Net change in unrealized gain
      (loss) on investments .......     3,057,764    (3,239,638)    9,617,815     2,790,365    3,325,673     (621,481)
                                     ------------  ------------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS .....................     5,649,131      (683,719)   10,304,735     4,195,674    5,005,753    1,103,089
                                     ------------  ------------  ------------  ------------  -----------  -----------
CONTRACT OWNER TRANSACTIONS
   Contract owner net payments ....       914,541       989,497        71,600       117,682    3,055,029    2,570,521
   Surrenders, withdrawals and
      death benefits ..............    (8,770,855)   (9,370,373)  (24,903,994)  (22,380,323)  (4,373,151)  (4,033,262)
   Net transfers between other
      subaccounts or fixed rate
      option ......................    (7,695,052)  (12,929,797)   (5,680,234)   (5,076,492)   3,809,930      (43,838)
   Withdrawal and other charges ...       (77,837)      (91,055)      (60,752)      (58,231)     (22,546)     (24,633)
                                     ------------  ------------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS ....   (15,629,203)  (21,401,728)  (30,573,380)  (27,397,364)   2,469,262   (1,531,212)
                                     ------------  ------------  ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS .........................    (9,980,072)  (22,085,447)  (20,268,645)  (23,201,690)   7,475,015     (428,123)
NET ASSETS
   Beginning of period ............    72,365,966    94,451,413   119,014,437   142,216,127   31,523,285   31,951,408
                                     ------------  ------------  ------------  ------------  -----------  -----------
   End of period ..................  $ 62,385,894  $ 72,365,966  $ 98,745,792  $119,014,437  $38,998,300  $31,523,285
                                     ============  ============  ============  ============  ===========  ===========
   Beginning units ................    13,664,681    18,009,965     5,123,162     6,330,630    2,707,129    2,903,073
                                     ------------  ------------  ------------  ------------  -----------  -----------
   Units issued ...................     1,858,442     1,833,492       104,011       197,309    1,885,796    1,594,800
   Units redeemed .................    (4,721,703)   (6,178,776)   (1,378,714)   (1,404,777)  (1,770,948)  (1,790,744)
                                     ------------  ------------  ------------  ------------  -----------  -----------
   Ending units ...................    10,801,420    13,664,681     3,848,459     5,123,162    2,821,977    2,707,129
                                     ============  ============  ============  ============  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A55

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT   WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE VT
   C&B LARGE CAP VALUE       LARGE COMPANY CORE      VT INTERNATIONAL CORE  VT LARGE COMPANY GROWTH        MONEY MARKET
------------------------  ------------------------  ----------------------  ----------------------  --------------------------
 01/01/2006   01/01/2005   01/01/2006   01/01/2005  01/01/2006  01/01/2005  01/01/2006   01/01/2005   01/01/2006   01/01/2005
     TO           TO           TO           TO          TO          TO          TO           TO        TO             TO
 12/31/2006   12/31/2005   12/31/2006   12/31/2005  12/31/2006  12/31/2005  12/31/2006   12/31/2005   12/31/2006   12/31/2005
-----------  -----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------  ------------

$    10,014  $  (121,382) $  (163,931) $  (252,519) $    3,599   $   11,056 $   (164,276) $  (169,721)  $   761,331  $    328,190

          0            0            0            0     102,448       71,964            0            0             0             0

  1,054,385      223,976   (4,106,694)  (4,916,672)    304,265       75,345     (575,186)  (1,417,519)            0             0

  2,183,118      190,367    6,963,692    3,831,210      43,521       47,770      729,877    2,046,487             0             0
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------


  3,247,517      292,961    2,693,067   (1,337,981)    453,833      206,135       (9,585)     459,247       761,331       328,190
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------

          0       84,880       21,279       48,951       7,194        5,063       81,941       37,217         7,860        57,446

 (3,407,537)  (2,875,633)  (5,097,416)  (6,706,898)   (412,862)    (494,805)  (1,880,122)  (1,860,226)  (27,257,897)  (29,714,645)


     91,360     (888,017)    (647,596)  (1,264,018)    (30,589)     133,569     (578,153)    (750,972)   24,804,135    21,685,204
     (7,898)      (9,774)      (8,695)     (10,694)     (2,037)      (1,963)      (8,060)      (9,109)      (10,187)      (14,379)
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------


 (3,324,075)  (3,688,544)  (5,732,428)  (7,932,659)   (438,294)    (358,136)  (2,384,394)  (2,583,090)   (2,456,089)   (7,986,374)
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------

    (76,558)  (3,395,583)  (3,039,361)  (9,270,640)     15,539     (152,001)  (2,393,979)  (2,123,843)   (1,694,758)   (7,658,184)

 17,884,960   21,280,543   24,241,712   33,512,352   2,650,389    2,802,390   13,023,226   15,147,069    26,962,885    34,621,069
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------
$17,808,402  $17,884,960  $21,202,351  $24,241,712  $2,665,928   $2,650,389  $10,629,247  $13,023,226   $25,268,127  $ 26,962,885
===========  ===========  ===========  ===========  ==========   ==========  ===========  ===========   ===========  ============
  1,933,881    2,342,679    1,406,297    1,872,553     288,646      326,851    1,455,694    1,766,952     2,115,112     2,745,812
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------
    317,756      164,458       27,457       24,648      67,520       68,321      178,777      144,329     2,333,625     2,453,740
   (660,102)    (573,256)    (354,376)    (490,904)   (116,165)    (106,526)    (470,039)    (455,587)   (2,521,968)   (3,084,440)
-----------  -----------  -----------  -----------  ----------   ----------  -----------  -----------   -----------  ------------
  1,591,535    1,933,881    1,079,378    1,406,297     240,001      288,646    1,164,432    1,455,694     1,926,769     2,115,112
===========  ===========  ===========  ===========  ==========   ==========  ===========  ===========   ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A56

                             FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005 Unaudited

                                                                    SUBACCOUNTS
               ---------------------------------------------------------------------------------------------------------------------
                                                                               AST
                                                                              FIRST
                                                               AST FIRST      TRUST
                                                                 TRUST       CAPITAL        AST
                                           WELLS FARGO         BALANCED   APPRECIATION   ADVANCED    COLUMBIA
               WELLS FARGO ADVANTAGE       ADVANTAGE VT         TARGET       TARGET     STRATEGIES  HIGH YIELD        COLUMBIA
                VT SMALL CAP GROWTH     TOTAL RETURN BOND      PORTFOLIO    PORTFOLIO    PORTFOLIO    FUND VS    HIGH YIELD FUND VS
               --------------------- ----------------------- ------------ ------------ ------------ ---------- ---------------------
               01/01/2006 01/01/2005  01/01/2006  01/01/2005  3/20/2006*   3/20/2006*   3/20/2006*   5/1/2006* 01/01/2006 01/01/2005
                   TO         TO          TO          TO          TO           TO           TO          TO         TO         TO
               12/31/2006 12/31/2005  12/31/2006  12/31/2005  12/31/2006   12/31/2006   12/31/2006  12/31/2006 04/28/2006 12/31/2005
               ---------- ---------- ----------- ----------- ------------ ------------ ------------ ---------- ---------- ----------
OPERATIONS
 Net
  investment
  income
  (loss)...... $  (76,334)$  (75,548)$   445,806 $   431,560 $ (3,177,503)$ (3,612,451)$ (3,845,600) $  8,625     32,260     (8,373)
 Capital
  gains
  distribution
  received....    130,376          0           0      81,999            0            0            0     4,037          0          0
 Realized
  gain (loss)
  on shares
  redeemed....   (224,048)  (877,683)   (132,080)     63,248     (194,131)    (612,530)      40,436       220     (5,083)    24,533
 Net change
  in
  unrealized
  gain (loss)
  on
  investments.  1,172,977  1,143,935      (5,224)   (491,619)  25,669,911   29,551,225   30,250,619    18,342    (22,127)    (7,497)
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
NET INCREASE
 (DECREASE)
 IN NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS...  1,002,971    190,704     308,502      85,188   22,298,277   25,326,244   26,445,455    31,224      5,050      8,663
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
CONTRACT
 OWNER
 TRANSACTIONS
 Contract
  owner net
  payments....     42,367      6,675     125,116      36,960  279,088,386  290,352,077  308,256,141        36          0          0
 Surrenders,
  withdrawals
  and death
  benefits....   (758,856)  (646,569) (2,903,869) (3,229,909)  (6,350,075)  (5,893,901)  (7,887,144)  (83,076)   (63,965)  (399,627)
 Net
  transfers
  between
  other
  subaccounts
  or fixed
  rate
  option......   (191,396)  (281,125) (1,591,085)   (427,391) 164,424,068  189,231,119  210,629,997   515,249   (568,450)   (10,030)
 Withdrawal
  and other
  charges.....     (3,757)    (3,751)     (5,993)     (6,964)     (22,680)     (38,956)     (31,863)     (208)      (164)      (585)
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
NET INCREASE
 (DECREASE)
 IN NET
 ASSETS
 RESULTING
 FROM
 CONTRACT
 OWNER
 TRANSACTIONS.   (911,642)  (924,770) (4,375,831) (3,627,304) 437,139,699  473,650,339  510,967,131   432,001   (632,579)  (410,242)
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
TOTAL
 INCREASE
 (DECREASE)
 IN NET
 ASSETS.......     91,329   (734,066) (4,067,329) (3,542,116) 459,437,976  498,976,583  537,412,586   463,225   (627,529)  (401,579)
NET ASSETS
 Beginning of
  period......  5,211,599  5,945,665  17,781,144  21,323,260            0            0            0         0    627,529  1,029,108
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
 End of
  period...... $5,302,928 $5,211,599 $13,713,815 $17,781,144 $459,437,976 $498,976,583 $537,412,586  $463,225          0    627,529
               ========== ========== =========== =========== ============ ============ ============  ========   ========  =========
 Beginning
  units.......    529,844    635,944   1,328,686   1,599,730            0            0            0         0     44,187     73,544
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
 Units
  issued......     55,802     30,043      30,934      42,234   55,896,702   66,429,015   65,783,412    56,309    (40,298)     8,522
 Units
  redeemed....   (143,863)  (136,143)   (356,561)   (313,278) (12,308,591) (18,626,616) (15,187,864)  (13,096)    (3,889)   (37,879)
               ---------- ---------- ----------- ----------- ------------ ------------ ------------  --------   --------  ---------
 Ending
  units.......    441,783    529,844   1,003,059   1,328,686   43,588,111   47,802,399   50,595,548    43,213          0     44,187
               ========== ========== =========== =========== ============ ============ ============  ========   ========  =========

*    Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A57

                        NOTES TO FINANCIAL STATEMENTS OF
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                    VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")
                                    UNAUDITED

NOTE 1: GENERAL

     American Skandia Life Assurance Corporation Variable Account B, also referred to as the "Separate Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. American Skandia Life Assurance Corporation ("American Skandia" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Separate Account, pursuant to Connecticut law on November 25, 1987. Under ss.38a-433 of the Connecticut General Statutes, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by American Skandia. However, the Separate Account's obligations, including insurance benefits related to the annuities, are the obligations of American Skandia.

     The Separate Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by American Skandia. The following is a list of each variable annuity product funded through the Separate Account.

LifeVest Personal Security Annuity ("PSA")               Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra Credit")
Alliance Capital Navigator ("ACN")                       Evergreen Skandia Harvester XTra Credit ("Harvester XTra Credit")
American Skandia Advisor Plan ("ASAP")                   American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")             American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity             American Skandia XTra Credit FOUR Premier ("XTra Credit FOUR Premier")
   ("Harvester Variable Annuity")                        American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan II Premier                 American Skandia Protector ("AS Protector")
   ("ASAP II Premier")                                   Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
American Skandia Advisor Plan III ("ASAP III")           Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach VA+")
American Skandia Apex ("Apex")                           American Skandia Advisors Choice ("Choice")
Wells Fargo Stagecoach Apex                              American Skandia Advisors Choice 2000 ("Choice 2000")
American Skandia Apex II ("Apex II")                     American Skandia Impact ("AS Impact")
American Skandia LifeVest ("ASL")                        Defined Investments Annuity
Wells Fargo Stagecoach Variable Annuity Flex             Galaxy Variable Annuity III ("Galaxy III")
   ("Stagecoach Flex")                                   American Skandia Advisors Income Annuity ("ASAIA")
American Skandia LifeVest Premier ("ASL Premier")        American Skandia Variable Immediate Annuity ("ASVIA")
American Skandia LifeVest II ("ASL II")                  American Skandia Optimum
American Skandia LifeVest II Premier (ASL II Premier")   American Skandia Optimum Plus
American Skandia XTra Credit ("XTra Credit")             American Skandia Optimum Four
Stagecoach Apex II
Stagecoach ASAP III
Stagecoach XTra Credit SIX

The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The Separate Account consists of one hundred and twenty-six subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding subaccount name are as follows:

AMERICAN SKANDIA TRUST                              WELLS FARGO ADVANTAGE VARIABLE TRUST   PROFUNDS VP
AST AllianceBernstein Growth & Income Portfolio     Asset Allocation                       Asia 30
AST T. Rowe Price Large-Cap Growth Portfolio        Equity Income                          Banks
AST American Century Income & Growth Portfolio      C&B Large Cap Value                    Bear
AST American Century Strategic Balanced Portfolio   Large Company Core                     Biotechnology
AST Money Market Portfolio                          International Core                     Basic Materials
AST Cohen & Steers Realty Portfolio                 Large Company Growth                   UltraBull
AST Global Allocation Portfolio                     Money Market                           Bull
AST DeAm Large-Cap Value Portfolio                  Small Cap Growth                       Consumer Services
AST DeAm Small-Cap Growth Portfolio                 Total Return Bond                      Consumer Goods
AST DeAm Small-Cap Value Portfolio                                                         Oil & Gas
AST High Yield Bond Portfolio                       EVERGREEN VARIABLE ANNUITY             Europe 30
AST Federated Aggressive Growth Portfolio           Balanced Fund                          Financials
AST Mid-Cap Value Portfolio                         Growth Fund                            U.S. Government Plus
AST Small-Cap Value Portfolio                       International Equity Fund              Health Care
AST Goldman Sachs Concentrated Growth Portfolio     Fundamental Large Cap Fund             Industrials
AST Goldman Sachs Mid-Cap Growth Portfolio          Omega Fund                             Internet
AST Goldman Sachs Small-Cap Value Portfolio         Special Values Fund                    Japan
AST Large-Cap Value Portfolio                       Strategic Income Fund                  Precious Metals
AST Lord Abbett Bond-Debenture Portfolio                                                   Mid-Cap Growth
AST Marsico Capital Growth Portfolio                FIRST TRUST                            Mid-Cap Value
AST MFS Growth Portfolio                            Managed VIP                            Pharmaceuticals
AST Neuberger Berman Mid-Cap Growth Portfolio       The Dow Target 10                      Real Estate
AST Neuberger Berman Mid-Cap Value Portfolio        Global DividendTarget 15               Rising Rates Opportunity
AST Small-Cap Growth Portfolio                      S&P Target 24                          OTC
AST PIMCO Limited Maturity Bond Portfolio           NASDAQ Target 15                       Semiconductor
AST PIMCO Total Return Bond Portfolio               Value Line Target 25                   Small-Cap Growth
AST AllianceBernstein Core Value Portfolio          10 Uncommon Values                     Short Mid-Cap
AST AllianceBernstein Managed Index 500 Portfolio   Energy Sector                          Short OTC
AST T. Rowe Price Natural Resources Portfolio       Financial Services                     Short Small-Cap
AST T. Rowe Price Asset Allocation Portfolio        PharmHealth Sector                     Small-Cap Value
AST International Value Portfolio                   Technology                             Technology
AST MFS Global Equity Portfolio                     Dow Target Dividend                    Telecommunications
AST JPMorgan International Equity Portfolio                                                UltraMid-Cap
AST T. Rowe Price Global Bond Portfolio                                                    UltraOTC


                                       A58

AST International Growth Portfolio                      AIM VARIABLE INSURANCE            Large-Cap Growth
AST Aggressive Asset Allocation Portfolio               Dynamics Fund                     Large-Cap Value
AST Capital Growth Asset Allocation Portfolio           Financial Services Fund           UltraSmall-Cap
                                                                                          Utilities
AST Balanced Asset Allocation Portfolio                 Global Health Care Fund           RYDEX VARIABLE TRUST
AST Conservative Asset Allocation Portfolio             Technology Fund                   Nova
AST Preservation Asset Allocation Portfolio                                               Inverse S&P 500
AST First Trust Balanced Target Portfolio               COLUMBIA                          OTC
AST First Trust Capital Appreciation Target Portfolio   Large Cap Growth Stock Fund, VS
AST Advanced Strategies Portfolio                       Asset Allocation Fund VS          Davis
                                                        Federal Securities Fund VS        Value Fund
GARTMORE GVIT                                           Money Market Fund VS
Developing Markets                                      Small Company Growth Fund VS      ACCESS ONE TRUST
                                                        High Yield Fund VS                VP High Yield Fund
PRUDENTIAL SERIES FUNDS
SP International Growth


                                       A59

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     Investments - The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

     Security Transactions - Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

RESTATEMENT OF COLUMBIA ASSET ALLOCATION VS AND COLUMBIA FEDERAL SECURITIES VS SUBACCOUNTS

In 2004, the mutual funds in which the Columbia Asset Allocation VS and the Columbia Federal Securities VS subaccounts were invested declared a dividend which was automatically reinvested in the fund shares. The dividend and the shares were omitted in error from the subaccounts' records.

The restatement reflects the effects of correcting the error, which includes recognition of the following:

a) Dividend income and additional shares received in 2004, as well as the income earned on the additional shares in 2005

b) Realized gain on sale of the shares in 2005 and a corresponding receivable from the insurance company, along with adjustments to the receivable for subsequent changes in the value of the shares sold

c) A payable to reflect the additional amounts due to unitholders that withdrew or transferred out of the subaccount, along with a corresponding charge to capital transactions

Effects of the restatement by line item follow:

Statement of Financial Postion

COLUMBIA ASSET ALLOCATION VS

                                                         2005                   2004
                                                ---------------------  ---------------------
                                                    As                     As
                                                previously      As     previously      As
At December 31 (In Thousands)                    reported    restated   reported    restated
                                                ----------  ---------  ----------  ---------
Assets
Investment in the portfolios, at value          $  14,772   $  14,772   $  20,666  $  21,307
Receivable from American Skandia
   Life Assurance Corporation                           0         683           0          0
                                                ---------   ---------   ---------  ---------
Total Assets                                       14,772      15,455      20,666     21,307
Liabilities
Payable to former unitholders                           0         343           0        166
                                                ---------   ---------   ---------  ---------
Net assets attributable accumulation Units      $  14,772   $  15,112   $  20,666  $  21,141
                                                =========   =========   =========  =========
Units Outstanding                                   1,095       1,095       1,615      1,615
                                                =========   =========
Portfolio shares held                                 959         959       1,394      1,437
Portfolio net asset value per share             $   15.40   $   15.40   $   14.83  $   14.83
Investment in portfolo shares, at cost          $  11,090   $  11,090   $  15,920  $  16,515
Dividend Income                                 $     465   $     481   $       0  $     595
                                                ---------   ---------   ---------  ---------
Charges to the contract owners for
   assuming mortality risk and expense
   risk and for administration                        170         170         232        232
                                                ---------   ---------   ---------  ---------
Net Invesment Income (Loss)                           295         311        (232)       363
                                                ---------   ---------   ---------  ---------
Capital gains distributions received                    0           0           0          0
Realized gain (loss) on shares redeemed             1,563       1,584       1,349      1,349
Net change in unrealized gain (loss) on
   Investments                                     (1,063)     (1,109)        114        160
                                                ---------   ---------   ---------  ---------
Net Gain (Loss) on Investment                         500         475       1,463      1,509
                                                ---------   ---------   ---------  ---------
Net Increase (Decrease) In Net Assets
   Resulting from Operations                    $     795   $     786   $   1,231  $   1,872
                                                =========   =========   =========  =========

Net Investment income (loss)                    $     295   $     311   $    (232) $     363
Capital gains distributions received                    0           0           0          0
Realized gain (loss) on shares                      1,562       1,584       1,349      1,349
Net change in unrealized gain (loss) on
   investments                                     (1,063)     (1,109)        114        160
                                                ---------   ---------   ---------  ---------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                          794         786       1,231      1,872
                                                ---------   ---------   ---------  ---------
Contract owner net payments                            31          31          71         71
Surrenders,withdrawals and death benefits          (5,389)     (5,389)     (6,303)    (6,303)
Net transfers between Other
  subaccounts or fixed rate option                 (1,310)     (1,437)       (847)    (1,013)
Withdrawal and other charges                          (20)        (20)        (29)       (29)
                                                ---------   ---------   ---------  ---------
Net Increase (Decrease) in Net Assets
   Resulting from Contract Owner
   Transactions                                    (6,688)     (6,815)     (7,108)    (7,274)
Total Increase (Decrease) in Net Assets            (5,894)     (6,029)     (5,877)    (5,402)
Net Assets
   Beginning of period                             20,666      21,141      26,543     26,543
                                                ---------   ---------   ---------  ---------
   End of period                                $  14,772   $  15,112   $  20,666  $  21,141
                                                =========   =========   =========  =========
FINANCIAL HIGHLIGHTS
Unit Value                                      $13.49383   $13.80419   $12.79458  $13.08886
Net Assets                                      $  14,772   $  15,112   $  20,666  $  21,141
Investment Income Ratio                              2.75%       2.77%       0.00%      2.52%
Total Return                                         5.47%       5.47%       6.39%      8.83%

COLUMBIA FEDERAL SECURITIES VS

                                                         2005                   2004
                                                ---------------------  ---------------------
                                                    As                     As
                                                previously      As     previously     As
At December 31 (In Thousands)                    reported    restated   reported   restated
                                                ----------  ---------  ----------  ---------
Assets
Investment in the portfolios, at value          $   3,275   $   3,275   $  4,681   $   5,043
Receivable from American Skandia
   Life Assurance Corporation                           0         371          0           0
                                                ---------   ---------   --------   ---------
Total Assets                                        3,275       3,646      4,681       5,043
Liabilities
Payable to former unitholders                           0         210          0         132
                                                ---------   ---------   --------   ---------
Net assets attributable accumulation Units      $   3,275   $   3,436   $  4,681   $   4,911
                                                =========   =========   ========   =========
Units Outstanding                                     325         325        472         472
                                                =========   =========   ========   =========
Portfolio shares held                                 306         306        422         455
Portfolio net asset value per share             $   10.71   $   10.71   $  11.09   $   11.09
Investment in portfolo shares, at cost          $   3,349   $   3,349   $  4,640   $   4,997

Dividend Income                                 $     221   $     242   $      0   $     349
Charges to the contract owners for
   assuming mortality risk and expense
   risk and for administration                         38          38         61          61
                                                ---------   ---------   --------   ---------
Net Invesment Income (Loss)                           183         204        (61)        288
                                                ---------   ---------   --------   ---------
Capital gains distributions received                   13          14          0           8
Realized gain (loss) on shares redeemed               (21)        (49)         2           2
Net change in unrealized gain (loss) on
   Investments                                       (115)       (120)      (108)       (103)
                                                ---------   ---------   --------   ---------
Net Gain (Loss) on Investment                        (123)       (155)      (106)        (93)
                                                ---------   ---------   --------   ---------
Net Increase (Decrease) In Net Assets
   Resulting from Operations                    $      60   $      49   $   (167)   $    195
                                                =========   =========   ========   =========
Net Investment income (loss)                    $     184   $     204   $    (61)   $    288
Capital gains distributions received                   13          14          0           8
Realized gain (loss) on shares                        (22)        (49)         2           2
Net change in unrealized gain (loss) on
   investments                                       (115)       (120)      (108)       (103)
                                                ---------   ---------   --------   ---------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                           60          49       (167)        195
                                                ---------   ---------   --------   ---------
Contract owner net payments                            (4)         (3)        48          48
Surrenders,withdrawals and death benefits            (916)       (916)    (2,715)     (2,715)
Net transfers between Other
  subaccounts or fixed rate option                   (542)       (601)      (391)       (522)
Withdrawal and other charges                           (4)         (4)        (7)         (7)
                                                ---------   ---------   --------   ---------
Net Increase (Decrease) in Net Assets
   Resulting from Contract Owner
   Transactions                                    (1,466)     (1,524)    (3,065)     (3,196)
Total Increase (Decrease) in Net Assets            (1,406)     (1,475)    (3,232)     (3,001)
Net Assets
   Beginning of period                              4,681       4,911      7,913       7,913
                                                ---------   ---------   --------   ---------
   End of period                                $   3,275   $   3,436   $  4,681   $   4,911
                                                =========   =========   ========   =========
FINANCIAL HIGHLIGHTS
Unit Value                                      $10.07953   $10.57645   $9.92507   $10.41437

Net Assets                                      $   3,275   $   3,436   $  4,681   $   4,911
Investment Income Ratio                              5.85%       6.05%      0.00%       5.52%
Total Return                                         1.56%       1.56%     -1.98%       2.86%

NOTE 3: TAXES

American Skandia Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4: DISTRIBUTIONS RECEIVED

Dividends accrued and/or accrued and paid by the Portfolios to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the applicable Portfolios and are recorded on the ex distribution date. Such additional full and fractional shares of the Portfolios are reflected in the daily calculation of the accumulation unit value for each Sub-account of the Separate Account.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

     The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2006 were as follows:

                                                              PURCHASES          SALES
                                                           --------------   ---------------
AST AllianceBernstein Growth & Income Portfolio ........   $  169,228,513   $(1,010,104,802)
AST T. Rowe Price Large-Cap Growth Portfolio ...........   $  157,986,139   $  (110,380,814)
AST American Century Income & Growth Portfolio .........   $   47,355,694   $  (112,795,378)
AST American Century Strategic Balanced Portfolio ......   $   24,423,469   $   (71,610,545)
AST Money Market Portfolio .............................   $4,717,653,843   $(4,811,062,161)
AST Cohen & Steers Realty Portfolio ....................   $  141,969,098   $  (148,788,892)
AST Global Allocation Portfolio ........................   $   17,375,957   $   (55,108,023)
AST DeAm Large-Cap Value Porfolio ......................   $  173,604,057   $   (60,363,744)
AST DeAm Small-Cap Growth Porfolio .....................   $   41,271,970   $  (102,113,924)
AST DeAm Small-Cap Value Porfolio ......................   $   41,981,154   $   (52,954,308)
AST High Yield Portfolio ...............................   $  287,531,351   $  (383,390,023)
AST Federated Aggressive Growth Portfolio ..............   $  119,619,352   $  (226,390,748)
AST Mid-Cap Value Portfolio ............................   $   29,533,972   $   (60,806,696)
AST Small-Cap Value Portfolio ..........................   $  106,394,213   $  (369,608,699)
AST Goldman Sachs Concentrated Growth Portfolio ........   $   28,822,927   $  (200,278,973)
AST Goldman Sachs Mid-Cap Growth Portfolio .............   $   50,238,393   $  (152,284,560)
AST Goldman Sachs Small-Cap Value Portfolio ............   $    5,471,894   $   (74,777,380)
AST Large-Cap Value Portfolio ..........................   $  158,782,081   $  (237,921,303)
AST Lord Abbett Bond-Debenture Portfolio ...............   $  167,386,096   $  (302,304,426)
AST Marsico Capital Growth Portfolio ...................   $  278,281,373   $  (906,537,234)
AST MFS Growth Portfolio ...............................   $   40,179,498   $  (191,140,208)
AST Neuberger Berman Mid-Cap Growth Portfolio ..........   $  104,054,138   $  (252,524,429)
AST Neuberger Berman Mid-Cap Value Portfolio ...........   $   94,079,118   $  (472,601,739)
AST Small-Cap Growth Portfolio .........................   $   47,273,541   $   (80,172,136)
AST PIMCO Limited Maturity Bond Portfolio ..............   $  230,133,931   $  (605,421,656)
AST PIMCO Total Return Bond Portfolio ..................   $  298,396,386   $  (426,873,405)
AST AllianceBernstein Core Value Portfolio .............   $  198,957,176   $   (97,854,297)
AST AllianceBernstein Managed Index 500 Portfolio ......   $   66,298,833   $  (169,210,883)
AST T. Rowe Price Natural Resources Portfolio ..........   $  158,710,250   $  (214,104,199)
AST T. Rowe Price Asset Allocation Portfolio ...........   $  103,377,808   $  (120,433,310)
AST International Value Portfolio ......................   $  147,798,873   $   (84,579,159)
AST MFS Global Equity Portfolio ........................   $  124,445,171   $   (70,989,116)
AST JPMorgan International Equity Portfolio ............   $  124,790,715   $  (179,257,192)
AST T. Rowe Price Global Bond Portfolio ................   $  124,235,499   $  (214,479,019)
AST International Growth Portfolio .....................   $  176,599,671   $  (646,057,016)
AST Aggressive Asset Allocation Portfolio ..............   $  374,093,578   $  (100,786,865)
AST Capital Growth Asset Allocation Portfolio ..........   $2,891,216,320   $  (297,287,977)
AST Balanced Asset Allocation Portfolio ................   $2,150,369,313   $  (210,453,369)
AST Conservative Asset Allocation Portfolio ............   $  621,224,558   $  (139,189,716)
AST Preservation Asset Allocation Portfolio ............   $  378,098,270   $  (152,901,958)
Davis Value Portfolio ..................................   $    3,545,688   $    (1,718,952)
Evergreen VA Balanced Fund .............................   $      169,628   $    (1,374,309)
Evergreen VA Growth Fund ...............................   $   22,473,385   $   (28,752,528)
Evergreen VA International Equity Fund .................   $   59,225,104   $   (46,893,110)
Evergreen VA Fundamental Large Cap Fund ................   $      959,268   $    (1,840,650)
Evergreen VA Omega Fund ................................   $    7,302,032   $   (14,894,414)
Evergreen VA Special Values Fund .......................   $    1,390,780   $    (2,071,922)
Evergreen VA Strategic Income Fund .....................   $      957,317   $    (1,220,565)
Columbia Asset Allocation Fund VS ......................   $       37,746   $    (3,496,879)
Columbia Federal Securities Fund VS ....................   $        1,110   $    (1,339,997)
Columbia Money Market Fund VS ..........................   $    1,438,644   $    (2,237,070)
Columbia Small Company Growth Fund VS ..................   $       10,775   $      (404,065)
Columbia Large Cap Growth Stock VS .....................   $       27,862   $    (3,750,399)
Prudential SP International Growth .....................   $   41,324,739   $   (37,326,093)
Gartmore GVIT Developing Markets .......................   $  204,983,519   $  (253,885,571)
First Trust The Dow Target 10 ..........................   $   29,860,843   $   (17,657,732)
First Trust 10 Uncommon Values .........................   $      892,014   $    (2,417,220)
First Trust Energy Sector ..............................   $    1,084,998   $    (1,932,918)
First Trust Financal Services ..........................   $      257,869   $      (928,373)
First Trust PharmHealth Sector .........................   $      238,304   $      (666,544)
First Trust Technology .................................   $       84,029   $      (369,056)
First Trust Global Dividend Target 15 ..................   $  100,595,943   $   (31,837,672)
First Trust NASDAQ Target 15 ...........................   $    3,382,789   $    (3,171,160)
First Trust S&P Target 24 ..............................   $    8,771,988   $   (11,122,319)
First Trust Managed VIP ................................   $  101,234,079   $   (99,497,326)


                                      A65

First Trust Value Line Target 25 .......................   $   19,791,346   $   (31,086,050)
First Trust Dow Target Dividend ........................   $   93,181,122   $   (64,106,506)
ProFund VP Asia 30 .....................................   $  311,236,917   $  (238,891,804)
ProFund VP Banks .......................................   $   78,220,984   $   (78,915,041)
ProFund VP Bear ........................................   $  456,213,570   $  (470,272,994)
ProFund VP Biotechnology ...............................   $   62,951,786   $   (74,556,953)
ProFund VP Basic Materials .............................   $  149,359,867   $  (153,846,243)
ProFund VP UltraBull ...................................   $  269,576,655   $  (265,562,338)
ProFund VP Bull ........................................   $  742,629,405   $  (759,186,582)
ProFund VP Consumer Services ...........................   $   42,985,754   $   (40,862,109)
ProFund VP Consumer Goods ..............................   $   72,471,819   $   (62,610,562)
ProFund VP Oil & Gas ...................................   $  342,065,128   $  (368,255,985)
ProFund VP Europe 30 ...................................   $  278,046,264   $  (247,728,207)
ProFund VP Financials ..................................   $  135,160,746   $  (126,633,504)
ProFund VP U.S. Government Plus ........................   $  331,210,128   $  (387,005,670)
ProFund VP Health Care .................................   $   97,082,776   $   (90,138,979)
ACCESS VP High Yield Fund ..............................   $   95,356,252   $  (101,780,603)
ProFund VP Industrials .................................   $  133,662,463   $  (135,232,357)
ProFund VP Internet ....................................   $   45,859,257   $   (61,531,083)
ProFund VP Japan .......................................   $  260,594,144   $  (322,399,997)
ProFund VP Precious Metals .............................   $  386,067,907   $  (377,996,591)
ProFund VP Mid-Cap Growth ..............................   $  590,935,379   $  (685,093,908)
ProFund VP Mid-Cap Value ...............................   $  552,208,891   $  (557,351,729)
ProFund VP Pharmaceuticals .............................   $  109,984,991   $  (100,716,491)
ProFund VP Real Estate .................................   $  516,654,570   $  (495,507,857)
ProFund VP Rising Rates Opportunity ....................   $  300,851,179   $  (310,317,536)
ProFund VP OTC .........................................   $  341,858,231   $  (365,160,508)
ProFund VP Semiconductor ...............................   $   77,479,541   $   (84,086,194)
ProFund VP Small-Cap Growth ............................   $  588,062,265   $  (706,606,461)
ProFund VP Short Mid-Cap ...............................   $  109,485,516   $  (106,470,008)
ProFund VP Short OTC ...................................   $  704,343,703   $  (708,705,949)
ProFund VP Short Small-Cap .............................   $  410,440,928   $  (400,076,152)
ProFund VP Small-Cap Value .............................   $  399,548,063   $  (369,644,241)
ProFund VP Technology ..................................   $   55,460,048   $   (57,360,172)
ProFund VP Telecommunications ..........................   $  177,052,582   $  (148,800,899)
ProFund VP UltraMid-Cap ................................   $  582,079,718   $  (595,672,751)
ProFund VP UltraOTC ....................................   $  306,378,149   $  (339,643,240)
ProFund VP UltraSmall-Cap ..............................   $  476,690,460   $  (467,887,714)
ProFund VP Utilities ...................................   $  203,332,928   $  (189,337,478)
ProFund VP Large-Cap Growth ............................   $  172,846,592   $  (186,165,411)
ProFund VP Large-Cap Value .............................   $  361,237,551   $  (302,985,080)
Rydex Nova .............................................   $      272,325   $    (2,025,439)
Rydex OTC ..............................................   $      363,758   $    (7,867,641)
Rydex Inverse S&P 500 ..................................   $       26,600   $      (410,060)
AIM V.I. Dynamics Fund .................................   $   61,454,335   $   (64,267,634)
AIM V.I. Financial Services Fund .......................   $   24,631,909   $   (41,108,563)
AIM V.I. Global Health Care Fund .......................   $   27,040,075   $   (46,429,273)
AIM V.I. Technology Fund ...............................   $    5,724,227   $   (22,280,515)
Wells Fargo Advantage VT Asset Allocation ..............   $    1,527,976   $   (33,612,390)
Wells Fargo Advantage VT Equity Income .................   $   19,704,509   $   (17,737,483)
Wells Fargo Advantage VT C&B Large Cap Value ...........   $    2,298,753   $    (5,865,984)
Wells Fargo Advantage VT Large Company Core ............   $      198,671   $    (6,236,817)
Wells Fargo Advantage VT International Core ............   $      686,688   $    (1,163,247)
Wells Fargo Advantage VT Large Company Growth ..........   $    1,322,405   $    (3,871,076)
Wells Fargo Advantage VT Money Market ..................   $   12,490,388   $   (15,323,910)
Wells Fargo Advantage VT Small Cap Growth ..............   $      559,821   $    (1,547,797)
Wells Fargo Advantage VT Total Return Bond .............   $      244,109   $    (4,841,377)
AST First Trust Balanced Target Portfolio ..............   $  480,567,920   $   (46,605,724)
AST First Trust Capital Appreciation Target Portfolio ..   $  551,092,594   $   (81,054,705)
AST Advanced Strategies Portfolio ......................   $  563,521,294   $   (56,399,764)
Columbia High Yield Fund VS ............................   $      563,775   $      (135,019)
Columbia High Yield Fund VS ............................   $            0   $      (634,543)


                                       A66

NOTE 6: RELATED PARTY TRANSACTIONS

     Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

     The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

     The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

     The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.


                                       A67

NOTE 7: FINANCIAL HIGHLIGHTS

     American Skandia Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered by American Skandia Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by American Skandia Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                    AT YEAR ENDED                                    FOR YEAR ENDED
                   -----------------------------------------------  ------------------------------------------------
                      UNITS                                 NET     INVESTMENT
                   OUTSTANDING        UNIT VALUE          ASSETS      INCOME     EXPENSE RATIO**    TOTAL RETURN***
                      (000S)       LOWEST TO HIGHEST      (000S)      RATIO*    LOWEST - HIGHEST   LOWEST TO HIGHEST
                   -----------  ----------------------  ----------  ----------  ----------------  ------------------
                                            AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

December 31, 2006    119,941    $11.60125 to $36.38702  $2,257,991     1.04%      0.65 - 2.75%     14.05% to  16.51%
December 31, 2005    167,797    $11.74580 to $28.96918  $2,733,461     1.08%      0.65 - 2.50%      2.16% to   4.09%
December 31, 2004    111,669    $11.49737 to $27.83006  $2,126,109     0.70%      0.65 - 2.50%     10.29% to  14.97%
December 31, 2003     90,205    $12.70091 to $25.23419  $1,806,873     1.11%      0.65 - 2.40%     29.25% to  31.57%
December 31, 2002     59,064    $ 9.82658 to $19.17989  $1,146,240     0.86%      0.65 - 2.40%    -23.78% to  -0.21%

                                              AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

December 31, 2006     25,618    $ 6.94589 to $16.34919  $  311,810     0.00%      0.65 - 2.75%      2.74% to   4.96%
December 31, 2005     18,694    $11.99910 to $15.57709  $  248,066     0.00%      0.65 - 2.50%     13.52% to  15.67%
December 31, 2004     17,249    $10.56992 to $13.46712  $  204,984     0.00%      0.65 - 2.50%      5.06% to   5.70%
December 31, 2003     19,858    $11.27094 to $12.81863  $  230,630     0.00%      0.65 - 2.40%     22.90% to  20.74%
December 31, 2002     24,258    $ 9.33517 to $10.43013  $  234,801     0.00%      0.65 - 2.40%    -31.43% to  -0.80%

                                             AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

December 31, 2006     23,133    $10.56467 to $18.34880  $  372,464     1.81%      0.65 - 2.75%     13.65% to  16.10%
December 31, 2005     27,143    $11.95769 to $15.80446  $  382,331     1.73%      0.65 - 2.50%      2.02% to   3.95%
December 31, 2004     32,369    $11.72086 to $15.20389  $  444,889     0.92%      0.65 - 2.50%     11.85% to  17.21%
December 31, 2003     23,661    $12.42720 to $13.59275  $  297,694     1.25%      0.65 - 2.40%     25.69% to  27.94%
December 31, 2002     25,314    $ 9.88735 to $10.62436  $  253,210     1.01%      0.65 - 2.40%    -20.34% to -0.14%

                                           AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO

December 31, 2006     11,074    $11.04670 to $18.17968  $  168,793     2.06%      0.65 - 2.50%      6.93% to   8.96%
December 31, 2005     13,907    $11.19489 to $16.68539  $  199,852     1.70%      0.65 - 2.50%      2.00% to   3.93%
December 31, 2004     15,965    $10.97516 to $16.05433  $  226,427     1.41%      0.65 - 2.50%      8.28% to   9.75%
December 31, 2003     16,878    $11.55842 to $14.82731  $  226,926     2.10%      0.65 - 2.40%     16.02% to  18.10%
December 31, 2002     14,602    $ 9.96247 to $12.55502  $  171,665     2.35%      0.65 - 2.40%    -10.33% to  -0.05%

                                                       AST MONEY MARKET PORTFOLIO

December 31, 2006    137,602    $ 9.87678 to $14.66380  $1,602,715     4.50%      0.65 - 2.75%      1.71% to   3.90%
December 31, 2005    139,358    $ 9.80561 to $14.11325  $1,610,700     2.68%      0.65 - 2.50%      0.18% to   2.07%
December 31, 2004    113,670    $ 9.78845 to $13.82701  $1,340,662     0.85%      0.65 - 2.50%      0.18% to -2.12%
December 31, 2003    142,666    $ 9.80452 to $13.80160  $1,735,627     0.64%      0.65 - 2.40%     -0.03% to -1.79%
December 31, 2002    214,020    $ 9.98296 to $13.80523  $2,711,657     1.28%      0.65 - 2.40%      0.63% to -0.02%

                                                  AST COHEN & STEERS REALTY PORTFOLIO

December 31, 2006     18,292    $15.83481 to $33.72469  $  533,825     1.34%      0.65 - 2.75%     32.99% to  35.85%
December 31, 2005     18,374    $15.75675 to $23.64628  $  399,859     1.49%      0.65 - 2.50%     11.96% to  14.08%
December 31, 2004     21,624    $14.07377 to $20.72860  $  417,810     2.35%      0.65 - 2.50%     37.05% to  40.74%
December 31, 2003     19,867    $13.84411 to $15.12485  $  284,339     3.24%      0.65 - 2.40%     34.14% to  36.54%
December 31, 2002     16,394    $10.32061 to $11.07698  $  174,175     2.69%      0.65 - 2.40%      0.39% to   1.98%

                                                    AST GLOBAL ALLOCATION PORTFOLIO

December 31, 2006      9,287    $10.35382 to $22.56635  $  180,123     2.76%      0.65 - 2.75%      8.09% to  10.42%
December 31, 2005     10,921    $11.70740 to $20.43690  $  198,585     3.48%      0.65 - 2.50%      4.27% to   6.24%
December 31, 2004     12,928    $11.22783 to $19.23581  $  227,847     1.17%      0.65 - 2.50%     10.37% to  12.28%
December 31, 2003     15,841    $11.58375 to $17.42916  $  260,113     1.26%      0.65 - 2.40%     18.76% to  16.66%
December 31, 2002     19,851    $ 9.92908 to $14.67652  $  279,799     3.87%      0.65 - 2.40%    -15.98% to  -0.09%

                                                   AST DEAM LARGE-CAP VALUE PORFOLIO

December 31, 2006     20,638    $12.56881 to $19.18071  $  326,334     0.87%      0.65 - 2.75%     18.39% to  20.94%
December 31, 2005     12,952    $12.46025 to $13.06300  $  168,747     0.89%      0.65 - 2.50%      6.60% to   8.62%
December 31, 2004     11,312    $11.47150 to $12.25374  $  135,506     0.73%      0.65 - 2.50%     17.40% to  22.54%
December 31, 2003      7,016    $ 9.77171 to $12.32055  $   70,285     0.70%      0.65 - 2.40%     25.77% to  23.56%
December 31, 2002      5,641    $ 7.76938 to $ 9.97143  $   43,855     0.34%      0.65 - 2.40%    -15.85% to  -0.03%

                                                   AST DEAM SMALL-CAP GROWTH PORFOLIO

December 31, 2006     19,451    $ 7.31073 to $16.38481  $  205,153     0.00%      0.65 - 2.75%      4.80% to   7.06%
December 31, 2005     25,315    $10.04561 to $10.79424  $  249,998     0.00%      0.65 - 2.50%    -2.14%  to  -0.29%
December 31, 2004     33,206    $10.07492 to $11.03040  $  329,275     0.00%      0.65 - 2.50%      8.72% to  10.30%
December 31, 2003     43,078    $ 9.26658 to $13.98439  $  390,757     0.00%      0.65 - 2.40%     46.62% to  44.04%
December 31, 2002     46,271    $ 6.31998 to $ 9.70850  $  284,716     0.00%      0.65 - 2.40%    -26.94% to  -0.35%

                                                   AST DEAM SMALL-CAP VALUE PORFOLIO

December 31, 2006      6,906    $11.57921 to $20.70077  $  115,527     0.27%      0.65 - 2.75%     16.66% to  19.17%
December 31, 2005      7,609    $12.54150 to $13.41301  $  107,012     0.14%      0.65 - 2.50%     -1.33% to   0.53%
December 31, 2004      7,655    $12.71086 to $13.34194  $  106,466     0.17%      0.65 - 2.50%     21.32% to  27.11%
December 31, 2003      4,136    $10.99748 to $14.10712  $   46,727     0.06%      0.65 - 2.40%     42.52% to  40.02%
December 31, 2002      1,070    $ 7.71623 to $10.07542  $    8,255     0.00%      0.65 - 2.40%    -15.33% to   0.09%

                                                        AST HIGH YIELD PORTFOLIO

December 31, 2006     33,761    $10.48319 to $19.33036  $  532,516     9.16%      0.65 - 2.75%      7.33% to   9.64%
December 31, 2005     39,067    $11.08735 to $17.63140  $  576,165     7.99%      0.65 - 2.50%     -1.40% to   0.47%
December 31, 2004     53,427    $11.24489 to $17.54975  $  798,600     7.93%      0.65 - 2.50%     10.36% to  12.45%
December 31, 2003     61,278    $12.17247 to $15.90287  $  860,658     6.36%      0.65 - 2.40%     20.80% to  18.67%
December 31, 2002     47,108    $10.25746 to $13.16510  $  571,449    10.51%      0.65 - 2.40%     -0.61% to   0.31%

                                               AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

December 31, 2006     29,587    $11.45211 to $24.54379  $  485,583     0.00%      0.65 - 2.75%      9.81% to  12.18%
December 31, 2005     36,136    $11.28778 to $13.48578  $  531,526     0.00%      0.65 - 2.50%      6.71% to   8.73%
December 31, 2004     24,666    $10.38145 to $12.64000  $  346,354     0.00%      0.65 - 2.50%     22.26% to  26.40%
December 31, 2003     17,697    $ 8.49102 to $16.30280  $  186,698     0.00%      0.65 - 2.40%     68.39% to  65.43%
December 31, 2002      7,054    $ 5.04253 to $ 9.85500  $   38,808     0.00%      0.65 - 2.40%    -29.65% to  -0.17%


                                       A68

                                    AT YEAR ENDED                                    FOR YEAR ENDED
                   -----------------------------------------------  ------------------------------------------------
                      UNITS                                 NET     INVESTMENT
                   OUTSTANDING        UNIT VALUE          ASSETS      INCOME     EXPENSE RATIO**    TOTAL RETURN***
                      (000S)       LOWEST TO HIGHEST      (000S)      RATIO*    LOWEST - HIGHEST   LOWEST TO HIGHEST
                   -----------  ----------------------  ----------  ----------  ----------------  ------------------
                                                      AST MID-CAP VALUE PORTFOLIO

December 31, 2006     10,060    $12.82794 to $18.29892  $  143,922     0.54%      0.65 - 2.50%     11.40% to 13.50%
December 31, 2005     12,416    $12.44692 to $12.49605  $  156,575     0.42%      0.65 - 2.50%      2.80% to  4.74%
December 31, 2004     15,879    $11.92999 to $12.10784  $  191,481     0.27%      0.65 - 2.50%     14.57% to 21.08%
December 31, 2003     17,029    $10.41282 to $13.30741  $  178,004     0.68%      0.65 - 2.40%     34.97% to 32.60%
December 31, 2002     14,512    $ 7.71483 to $10.03600  $  110,955     0.72%      0.65 - 2.40%    -21.23% to  0.04%

                                                     AST SMALL-CAP VALUE PORTFOLIO

December 31, 2006     47,594    $12.31589 to $25.93237  $  956,554     0.45%      0.65 - 2.75%     16.75% to 19.27%
December 31, 2005     60,672    $12.59028 to $21.74339  $1,038,873     0.08%      0.65 - 2.50%      3.99% to  5.95%
December 31, 2004     53,139    $12.10770 to $20.52193  $  909,575     0.01%      0.65 - 2.50%     15.68% to 21.08%
December 31, 2003     49,565    $13.35296 to $17.74013  $  763,348     0.18%      0.65 - 2.40%     32.53% to 34.90%
December 31, 2002     40,877    $10.07575 to $13.15059  $  493,563     0.45%      0.65 - 2.40%     -9.97% to  0.09%

                                            AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

December 31, 2006     27,074    $ 4.84678 to $26.74648  $  618,327     0.00%      0.65 - 2.50%      7.25% to  9.28%
December 31, 2005     33,371    $10.62353 to $23.28207  $  728,589     0.54%      0.65 - 2.50%      0.75% to  2.65%
December 31, 2004     42,899    $10.54471 to $22.68033  $  941,719     0.00%      0.65 - 2.50%      3.02% to  5.45%
December 31, 2003     49,868    $11.55992 to $22.01610  $1,118,525     0.34%      0.65 - 2.40%     24.43% to 22.24%
December 31, 2002     60,040    $ 9.45638 to $17.69288  $1,118,624     0.81%      0.65 - 2.40%    -30.29% to -0.66%

                                               AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

December 31, 2006     38,464    $ 4.47207 to $16.25689  $  307,253     0.00%      0.65 - 2.75%      3.36% to  5.59%
December 31, 2005     52,068    $ 4.45507 to $12.16699  $  388,958     0.00%      0.65 - 2.50%      2.15% to  4.08%
December 31, 2004     38,744    $ 4.28036 to $11.91091  $  273,819     0.00%      0.65 - 2.50%     15.60% to 19.11%
December 31, 2003     30,465    $ 3.70271 to $12.67532  $  158,036     0.00%      0.65 - 2.40%     30.74% to 28.44%
December 31, 2002     18,856    $ 2.83207 to $ 9.86860  $   59,604     0.00%      0.65 - 2.40%    -27.93% to -0.16%

                                              AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

December 31, 2006      8,373    $11.92689 to $28.97468  $  216,393     0.35%      0.65 - 2.75%     14.02% to 16.48%
December 31, 2005     11,096    $16.69493 to $24.87582  $  248,951     0.34%      0.65 - 2.40%      2.47% to  4.30%
December 31, 2004     14,436    $19.57911 to $23.85041  $  314,031     0.22%      0.65 - 2.25%     19.39% to 17.47%
December 31, 2003     18,000    $16.66798 to $19.97660  $  334,076     0.81%      0.65 - 2.25%     40.17% to 37.91%
December 31, 2002     22,932    $10.08818 to $14.25182  $  308,289     0.42%      0.65 - 2.40%     -8.53% to  0.11%

                                                     AST LARGE-CAP VALUE PORTFOLIO

December 31, 2006     34,654    $11.78079 to $28.99375  $  695,105     0.81%      0.65 - 2.75%     15.21% to 17.69%
December 31, 2005     34,769    $12.19413 to $24.63567  $  659,997     0.88%      0.65 - 2.50%      3.80% to  5.77%
December 31, 2004     31,863    $11.74725 to $23.29235  $  621,342     1.54%      0.65 - 2.50%     14.70% to 17.47%
December 31, 2003     34,632    $11.58059 to $20.30746  $  624,660     2.46%      0.65 - 2.40%     19.16% to 17.06%
December 31, 2002     41,317    $ 9.89258 to $17.04202  $  646,536     2.87%      0.65 - 2.40%    -18.02% to -0.13%

                                                AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

December 31, 2006     44,058    $10.52727 to $14.28842  $  582,676     5.00%      0.65 - 2.75%      6.79% to  9.09%
December 31, 2005     54,113    $10.73312 to $13.09818  $  662,777     3.54%      0.65 - 2.50%     -1.36% to  0.51%
December 31, 2004     34,381    $10.88128 to $13.03231  $  430,122     3.22%      0.65 - 2.50%      6.72% to  8.81%
December 31, 2003     29,164    $11.85070 to $12.21222  $  345,377     3.32%      0.65 - 2.40%     17.97% to 15.90%
December 31, 2002     16,189    $10.22530 to $10.35174  $  163,891     2.62%      0.65 - 2.40%     -0.25% to  0.27%

                                                  AST MARSICO CAPITAL GROWTH PORTFOLIO

December 31, 2006    166,628    $10.09670 to $20.21861  $2,486,479     0.06%      0.65 - 2.75%      4.30% to  6.54%
December 31, 2005    206,076    $12.09065 to $18.97741  $2,944,324     0.00%      0.65 - 2.50%      4.17% to  6.14%
December 31, 2004    153,174    $11.60677 to $17.87989  $2,275,906     0.00%      0.65 - 2.50%     14.92% to 16.07%
December 31, 2003    124,378    $12.22664 to $15.55853  $1,688,228     0.00%      0.65 - 2.40%     30.88% to 28.58%
December 31, 2002     96,160    $ 9.50890 to $11.88719  $1,064,091     0.00%      0.65 - 2.40%    -16.11% to -0.59%

                                                        AST MFS GROWTH PORTFOLIO

December 31, 2006     47,011    $ 7.48410 to $14.50009  $  440,821     0.00%      0.65 - 2.75%      6.66% to  8.95%
December 31, 2005     63,684    $ 8.25189 to $11.40772  $  549,513     0.01%      0.65 - 2.50%      3.67% to  5.63%
December 31, 2004     66,404    $ 7.81177 to $11.00344  $  529,399     0.00%      0.65 - 2.50%      9.96% to 10.03%
December 31, 2003     82,051    $ 7.10395 to $11.34898  $  587,305     0.00%      0.65 - 2.40%     22.10% to 19.95%
December 31, 2002     90,640    $ 5.81829 to $ 9.46164  $  520,897     0.00%      0.65 - 2.40%    -28.64% to -0.65%

                                             AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

December 31, 2006     31,116    $ 8.42839 to $25.96795  $  632,362     0.00%      0.65 - 2.75%     10.93% to 13.32%
December 31, 2005     37,762    $12.95087 to $22.91637  $  697,198     0.00%      0.65 - 2.50%     10.66% to 12.76%
December 31, 2004     24,055    $11.70285 to $20.32356  $  391,202     0.00%      0.65 - 2.50%     15.31% to 17.03%
December 31, 2003     23,387    $12.11333 to $17.62481  $  350,660     0.00%      0.65 - 2.40%     29.72% to 27.43%
December 31, 2002     22,949    $ 9.50570 to $13.58723  $  280,547     0.00%      0.65 - 2.40%    -31.66% to -0.60%

                                              AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

December 31, 2006     48,463    $11.61672 to $35.93418  $1,194,348     0.51%      0.65 - 2.75%      7.71% to 10.03%
December 31, 2005     63,124    $14.17677 to $32.65772  $1,446,831     0.14%      0.65 - 2.50%      9.26% to 11.33%
December 31, 2004     57,066    $12.97478 to $29.33422  $1,293,638     0.10%      0.65 - 2.50%     22.04% to 29.75%
December 31, 2003     49,660    $13.26742 to $24.03736  $1,011,755     0.21%      0.65 - 2.40%     35.44% to 33.05%
December 31, 2002     45,014    $ 9.97141 to $17.74792  $  750,297     0.52%      0.65 - 2.40%    -11.14% to -0.03%

                                                     AST SMALL-CAP GROWTH PORTFOLIO

December 31, 2006     10,695    $10.00731 to $20.38629  $  169,871     0.00%      0.65 - 2.75%      9.52% to 11.88%
December 31, 2005     12,337    $ 9.22813 to $18.22237  $  182,203     0.00%      0.65 - 2.50%     -1.04% to  0.83%
December 31, 2004     14,656    $ 9.32482 to $18.07152  $  221,444     0.00%      0.65 - 2.50%     -7.55% to  6.75%
December 31, 2003     19,782    $13.42627 to $19.54762  $  328,021     0.00%      0.65 - 2.40%     41.76% to 44.30%
December 31, 2002     20,229    $ 9.47098 to $13.54636  $  246,737     0.00%      0.65 - 2.40%     -0.64% to -6.40%

                                               AST PIMCO LIMITED MATURITY BOND PORTFOLIO

December 31, 2006    113,953    $ 9.98960 to $16.28462  $1,352,973     3.08%      0.65 - 2.75%      0.98% to  3.15%
December 31, 2005    142,948    $ 9.86775 to $15.78739  $1,673,435     1.15%      0.65 - 2.50%     -0.90% to  0.97%
December 31, 2004     98,739    $ 9.95764 to $15.63518  $1,227,262     3.16%      0.65 - 2.50%      1.40% to -0.42%
December 31, 2003     74,966    $10.15911 to $15.41935  $  998,795     2.15%      0.65 - 2.40%      2.61% to  0.81%
December 31, 2002     76,972    $10.07788 to $15.02666  $1,051,871     4.35%      0.65 - 2.40%      5.52% to  0.09%


                                       A69

                                    AT YEAR ENDED                                    FOR YEAR ENDED
                   -----------------------------------------------  ------------------------------------------------
                      UNITS                                 NET     INVESTMENT
                   OUTSTANDING        UNIT VALUE          ASSETS      INCOME     EXPENSE RATIO**    TOTAL RETURN***
                      (000S)       LOWEST TO HIGHEST      (000S)      RATIO*    LOWEST - HIGHEST   LOWEST TO HIGHEST
                   -----------  ----------------------  ----------  ----------  ----------------  ------------------
                                                 AST PIMCO TOTAL RETURN BOND PORTFOLIO

December 31, 2006    106,511    $10.14614 to $20.13354  $1,532,655     3.72%      0.65 - 2.75%      0.89% to  3.07%
December 31, 2005    109,303    $10.30972 to $19.53471  $1,607,279     3.73%      0.65 - 2.50%     -0.05% to  1.84%
December 31, 2004    153,053    $10.31507 to $19.18174  $2,195,640     3.96%      0.65 - 2.50%      4.28% to  3.15%
December 31, 2003    138,373    $10.44618 to $18.39444  $2,076,469     3.64%      0.65 - 2.40%      4.64% to  2.79%
December 31, 2002    141,070    $10.16240 to $17.57960  $2,216,132     3.90%      0.65 - 2.40%      8.51% to  0.20%

                                               AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

December 31, 2006     28,556    $12.05765 to $18.21836  $  450,429     1.21%      0.65 - 2.75%     18.02% to 20.56%
December 31, 2005     21,260    $12.20566 to $13.16051  $  280,083     1.21%      0.65 - 2.50%      2.88% to  4.83%
December 31, 2004     22,498    $12.55472 to $11.86399  $  285,690     1.31%      0.65 - 2.50%     13.18% to 18.64%
December 31, 2003     17,015    $11.09275 to $12.61690  $  190,736     0.72%      0.65 - 2.40%     27.48% to 25.23%
December 31, 2002     22,845    $ 8.70189 to $10.07482  $  198,132     0.18%      0.65 - 2.40%    -13.81% to  0.09%

                                           AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

December 31, 2006     31,311    $ 9.56159 to $15.54492  $  438,379     1.10%      0.65 - 2.75%      9.51% to 11.87%
December 31, 2005     38,738    $11.42202 to $13.89566  $  491,179     1.37%      0.65 - 2.50%      0.96% to  2.87%
December 31, 2004     43,544    $13.50788 to $11.31331  $  544,672     0.84%      0.65 - 2.50%      9.27% to 13.13%
December 31, 2003     44,902    $12.36228 to $12.18203  $  520,582     1.20%      0.65 - 2.40%     26.49% to 24.26%
December 31, 2002     45,680    $ 9.77329 to $ 9.80334  $  424,773     1.15%      0.65 - 2.40%    -21.15% to -0.24%

                                             AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

December 31, 2006     11,347    $13.10637 to $50.29168  $  377,853     0.33%      0.65 - 2.75%     12.69% to 15.11%
December 31, 2005     12,696    $18.39757 to $43.68918  $  380,931     0.23%      0.65 - 2.50%     28.13% to 30.55%
December 31, 2004      9,328    $14.35838 to $33.46498  $  235,650     0.98%      0.65 - 2.50%     30.34% to 43.58%
December 31, 2003      8,215    $13.59594 to $25.67566  $  168,885     1.40%      0.65 - 2.40%     32.65% to 30.32%
December 31, 2002      6,946    $10.43309 to $19.35600  $  121,239     1.61%      0.65 - 2.40%     -6.15% to  0.52%

                                              AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

December 31, 2006     23,736    $11.22531 to $26.93478  $  453,918     1.80%      0.65 - 2.75%      9.41% to 11.76%
December 31, 2005     22,882    $11.58355 to $24.09982  $  421,752     1.86%      0.65 - 2.50%      2.07% to  4.00%
December 31, 2004     22,590    $11.34848 to $23.17239  $  422,821     1.49%      0.65 - 2.50%     10.45% to 13.48%
December 31, 2003     19,493    $12.05097 to $20.98013  $  353,143     2.41%      0.65 - 2.40%     23.21% to 21.04%
December 31, 2002     16,819    $ 9.95579 to $17.02746  $  264,455     2.90%      0.65 - 2.40%    -10.47% to -0.05%

                                                   AST INTERNATIONAL VALUE PORTFOLIO

December 31, 2006     16,918    $ 9.25940 to $22.20794  $  307,009     0.82%      0.65 - 2.75%     23.96% to 26.63%
December 31, 2005     12,495    $14.08614 to $16.78896  $  187,615     1.51%      0.65 - 2.50%     10.87% to 12.97%
December 31, 2004     12,660    $12.70454 to $14.86117  $  173,233     1.33%      0.65 - 2.50%     20.25% to 27.05%
December 31, 2003     12,065    $12.35885 to $12.78833  $  139,255     0.55%      0.65 - 2.40%     30.70% to 33.04%
December 31, 2002     11,076    $ 9.28968 to $ 9.78460  $   97,152     0.00%      0.65 - 2.40%    -17.57% to -0.26%

                                                    AST MFS GLOBAL EQUITY PORTFOLIO

December 31, 2006     14,954    $12.55031 to $19.17844  $  240,811     0.50%      0.65 - 2.75%     20.89% to 23.49%
December 31, 2005     11,543    $12.58753 to $13.00551  $  148,907     0.28%      0.65 - 2.50%      4.89% to  6.87%
December 31, 2004     13,548    $11.77784 to $12.39912  $  164,748     0.18%      0.65 - 2.50%     17.62% to 23.99%
December 31, 2003     10,003    $10.01332 to $12.23714  $  101,775     0.16%      0.65 - 2.40%     26.31% to 24.09%
December 31, 2002      7,512    $ 7.92749 to $ 9.86156  $   59,354     0.01%      0.65 - 2.40%    -12.83% to -0.17%

                                              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

December 31, 2006     20,776    $10.24548 to $38.49496  $  502,228     1.24%      0.65 - 2.75%     19.43% to 22.00%
December 31, 2005     22,661    $13.33803 to $21.16585  $  460,659     1.07%      0.65 - 2.50%      8.25% to 10.29%
December 31, 2004     17,054    $12.32188 to $19.19038  $  373,796     1.11%      0.65 - 2.50%     16.35% to 23.22%
December 31, 2003     15,962    $12.67966 to $16.49397  $  332,696     0.78%      0.65 - 2.40%     29.75% to 27.47%
December 31, 2002     18,008    $ 9.94700 to $12.71169  $  311,089     0.68%      0.65 - 2.40%    -18.95% to -0.06%

                                                AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

December 31, 2006     35,161    $ 9.67663 to $15.44498  $  452,330     1.66%      0.65 - 2.75%      3.36% to  5.58%
December 31, 2005     41,856    $10.18964 to $14.62839  $  514,830     3.18%      0.65 - 2.50%     -6.87% to -5.10%
December 31, 2004     26,802    $10.94108 to $15.41527  $  360,549     5.66%      0.65 - 2.50%      7.93% to  9.41%
December 31, 2003     17,475    $11.35220 to $14.28210  $  227,917     3.34%      0.65 - 2.40%     12.13% to 10.15%
December 31, 2002     17,342    $10.30570 to $12.73722  $  208,098     0.00%      0.65 - 2.40%     14.28% to  0.37%

                                                   AST INTERNATIONAL GROWTH PORTFOLIO

December 31, 2006     74,076    $13.15766 to $23.17793  $1,536,181     1.32%      0.65 - 2.75%     17.66% to 20.19%
December 31, 2005     98,133    $13.56645 to $19.28436  $1,709,821     0.96%      0.65 - 2.50%     13.66% to 15.80%
December 31, 2004     85,371    $11.93649 to $16.65262  $1,326,329     0.73%      0.65 - 2.50%     15.40% to 19.36%
December 31, 2003     46,082    $13.27734 to $14.43084  $  628,233     0.00%      0.65 - 2.40%     39.17% to 36.72%
December 31, 2002     31,111    $ 9.71104 to $10.36910  $  308,793     4.13%      0.65 - 2.40%    -26.15% to -0.35%

                                 AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)

December 31, 2006     29,759    $11.26947 to $11.49911  $  338,015     0.00%      0.65 - 2.50%     12.80% to 14.93%
December 31, 2005      3,409    $ 9.99132 to $10.00500  $   34,084     0.00%      0.65 - 2.40%     -0.07% to  0.06%

                               AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)

December 31, 2006    274,471    $11.02337 to $11.31058  $3,056,729     0.00%      0.65 - 3.00%     10.27% to 12.94%
December 31, 2005     21,855    $10.00055 to $10.01499  $  218,657     0.00%      0.65 - 2.50%      0.05% to  0.16%

                                  AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)

December 31, 2006    209,952    $10.84925 to $11.13179  $2,302,446     0.00%      0.65 - 3.00%      8.42% to 11.04%
December 31, 2005     19,037    $10.01052 to $10.02498  $  190,659     0.00%      0.65 - 2.50%      0.13% to  0.26%

                                AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)

December 31, 2006     51,725    $10.77257 to $11.02254  $  561,804     0.00%      0.65 - 2.75%      7.53% to  9.84%
December 31, 2005      4,156    $10.02051 to $10.03225  $   41,665     0.00%      1.00 - 2.50%      0.23% to  0.33%

                                AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)

December 31, 2006     23,554    $10.52984 to $10.77434  $  250,007     0.00%      0.65 - 2.75%      5.00% to  7.26%
December 31, 2005      1,112    $10.03049 to $10.04496  $   11,156     0.00%      0.65 - 2.50%      0.33% to  0.46%


                                       A70

                                     AT YEAR ENDED                                      FOR YEAR ENDED
                    -----------------------------------------------   -------------------------------------------------
                       UNITS                                  NET     INVESTMENT
                    OUTSTANDING         UNIT VALUE          ASSETS      INCOME     EXPENSE RATIO**     TOTAL RETURN***
                       (000S)        LOWEST TO HIGHEST      (000S)      RATIO*     LOWEST - HIGHEST   LOWEST TO HIGHEST
                    -----------   ----------------------   --------   ----------   ----------------   -----------------
                                                           DAVIS VALUE PORTFOLIO

December 31, 2006       1,082     $12.52070 to $17.20481   $ 13,706      0.82%       1.40 - 2.15%      12.54% to  13.40%
December 31, 2005         912     $11.04159 to $15.21083   $ 10,162      1.09%       1.40 - 1.65%       7.64% to   7.92%
December 31, 2004         773     $10.23170 to $14.13079   $  7,961      0.87%       1.40 - 1.65%      10.47% to  10.75%
December 31, 2003         737     $ 9.23818 to $12.79116   $  6,827      0.86%       1.40 - 1.65%      27.62% to  27.94%
December 31, 2002         661     $ 7.22064 to $10.01703   $  4,771      0.70%       1.40 - 2.15%     -17.43% to   0.02%

                                                         EVERGREEN VA BALANCED FUND

December 31, 2006         591     $10.42346 to $12.16865   $  6,174      2.45%       1.40 - 1.65%       8.04% to   8.31%
December 31, 2005         704     $ 9.62335 to $11.26309   $  6,791      2.34%       1.40 - 1.65%       3.56% to   3.82%
December 31, 2004         809     $ 9.26928 to $10.87628   $  7,495      0.88%       1.40 - 1.65%       4.55% to   4.82%
December 31, 2003         887     $ 8.84327 to $10.40282   $  7,842      2.25%       1.40 - 1.65%      13.86% to  14.15%
December 31, 2002         949     $ 7.74736 to $ 9.92757   $  7,355      2.12%       1.40 - 2.40%     -10.93% to  -0.09%

                                            EVERGREEN VA GROWTH FUND (AVAILABLE APRIL 15, 2005)

December 31, 2006       3,504     $12.25417 to $12.70979     43,826      0.00%       0.65 - 2.75%       7.99% to  10.32%
December 31, 2005       4,019     $11.36821 to $11.52122     46,002      0.00%       0.65 - 2.50%      15.79% to  17.34%

                                                   EVERGREEN VA INTERNATIONAL EQUITY FUND

December 31, 2006       5,001     $13.05828 to $20.54770   $ 91,052      4.02%       0.65 - 2.75%      19.78% to  22.36%
December 31, 2005       4,304     $13.97774 to $14.27529   $ 64,078      3.12%       0.65 - 2.50%      13.11% to  15.24%
December 31, 2004       2,417     $12.38709 to $12.35815   $ 31,264      1.57%       0.65 - 2.50%      18.43% to  23.58%
December 31, 2003       1,730     $10.45925 to $12.70623   $ 18,721      8.52%       0.65 - 2.40%       0.34% to  28.03%
December 31, 2002          46     $ 8.20595 to $ 9.92414   $    377      1.43%       1.40 - 2.40%     -11.72% to  -0.09%

                                                  EVERGREEN VA FUNDAMENTAL LARGE CAP FUND

December 31, 2006         704     $13.37676 to $13.48107   $  9,482      1.25%       1.40 - 1.65%      10.82% to  11.10%
December 31, 2005         765     $12.07080 to $12.13421   $  9,286      1.02%       1.40 - 1.65%       7.22% to   7.49%
December 31, 2004         555     $11.25809 to $11.28865   $  6,261      1.19%       1.40 - 1.65%       7.40% to   7.68%
December 31, 2003         575     $10.48384 to $10.48210   $  6,027      0.03%       1.40 - 1.65%       0.36% to   0.36%

                                                          EVERGREEN VA OMEGA FUND

December 31, 2006       2,450     $ 7.70917 to $15.34297   $ 22,281      0.00%       0.65 - 2.50%       3.37% to   5.33%
December 31, 2005       3,270     $10.28912 to $11.05312   $ 28,491      0.22%       0.65 - 2.50%       1.26% to   3.17%
December 31, 2004       4,624     $ 9.97258 to $10.91573   $ 39,972      0.00%       0.65 - 2.50%       6.52% to   9.16%
December 31, 2003       3,868     $ 9.36260 to $13.12988   $ 28,768      0.00%       0.65 - 2.40%      36.68% to  39.13%
December 31, 2002       2,671     $ 6.72951 to $ 9.60635   $ 13,350      0.00%       0.65 - 2.40%     -25.87% to  -0.47%

                                                      EVERGREEN VA SPECIAL VALUES FUND

December 31, 2006         368     $19.88133 to $24.36340   $  8,852      0.76%       1.40 - 1.90%      19.25% to  19.85%
December 31, 2005         393     $16.67261 to $20.32795   $  7,894      1.09%       1.40 - 1.90%       8.66% to   9.22%
December 31, 2004         322     $15.42626 to $18.61254   $  5,914      1.03%       1.40 - 1.65%      18.38% to  18.69%
December 31, 2003         312     $13.03070 to $15.68227   $  4,887      0.12%       1.40 - 1.65%      27.38% to  27.70%
December 31, 2002         318     $10.22361 to $12.28020   $  3,907      2.25%       1.40 - 2.15%     -13.82% to   0.27%

                                                     EVERGREEN VA STRATEGIC INCOME FUND

December 31, 2006         468     $12.77150 to $14.70915   $  6,869      3.50%       1.40 - 1.65%       4.20% to   4.46%
December 31, 2005         480     $12.16009 to $14.08098   $  6,740      4.97%       1.40 - 1.90%      -2.57% to  -2.07%
December 31, 2004         476     $12.54808 to $14.37891   $  6,826      4.60%       1.40 - 1.65%       6.62% to   6.89%
December 31, 2003         521     $11.76889 to $13.45177   $  7,002      0.00%       1.40 - 1.65%      14.47% to  14.76%
December 31, 2002         501     $10.27543 to $11.72204   $  5,869      6.52%       1.40 - 2.15%       0.33% to  13.91%

                                                     COLUMBIA ASSET ALLOCATION FUND VS

December 31, 2006         861     $15.27753 to $15.27753   $ 13,157      2.52%       1.00 - 1.00%      10.67% to  10.67%
December 31, 2005       1,095     $13.80419 to $13.80419   $ 15,112      2.77%       1.00 - 1.00%       5.47% to   5.47%
December 31, 2004       1,615     $13.08886 to $13.08886   $ 21,141      2.52%       1.00 - 1.00%       8.83% to   8.83%
December 31, 2003       2,207     $12.02655 to $12.02655   $ 26,543      0.00%       1.00 - 1.00%      15.10% to  15.10%

                                                    COLUMBIA FEDERAL SECURITIES FUND VS

December 31, 2006         195     $10.86011 to $10.86011   $  2,116      5.66%       1.00 - 1.00%       2.68% to   2.68%
December 31, 2005         325     $10.57645 to $10.57645   $  3,436      6.05%       1.00 - 1.00%       1.56% to   1.56%
December 31, 2004         472     $10.41437 to $10.41437   $  4,911      5.52%       1.00 - 1.00%       2.86% to   2.86%
December 31, 2003         781     $10.12509 to $10.12509   $  7,913      0.00%       1.00 - 1.00%       0.93% to   0.93%

                                                       COLUMBIA MONEY MARKET FUND VS

December 31, 2006         246     $10.53788 to $10.53788   $  2,597      4.61%       1.00 - 1.00%       3.69% to   3.69%
December 31, 2005         321     $10.16333 to $10.16333   $  3,259      2.96%       1.00 - 1.00%       2.03% to   2.03%
December 31, 2004         400     $ 9.96100 to $ 9.96100   $  3,988      0.83%       1.00 - 1.00%      -0.14% to  -0.14%
December 31, 2003         591     $ 9.97455 to $ 9.97455   $  5,895      0.13%       1.00 - 1.00%      -0.19% to  -0.19%

                                                   COLUMBIA SMALL COMPANY GROWTH FUND VS

December 31, 2006          62     $18.76807 to $18.76807   $  1,155      0.00%       1.00 - 1.00%      11.28% to  11.28%
December 31, 2005          82     $16.86565 to $16.86565   $  1,386      0.01%       1.00 - 1.00%       1.69% to   1.69%
December 31, 2004         114     $16.58595 to $16.58595   $  1,892      0.00%       1.00 - 1.00%      10.36% to  10.36%
December 31, 2003         152     $15.02855 to $15.02855   $  2,278      0.00%       1.00 - 1.00%      36.51% to  36.51%

                                      COLUMBIA LARGE CAP GROWTH STOCK VS (AVAILABLE FEBRUARY 25, 2005)

December 31, 2006       1,028     $11.37734 to $11.43058   $ 11,755      0.36%       1.00 - 1.25%       8.86% to   9.13%
December 31, 2005       1,359     $10.45138 to $10.47393   $ 14,238      0.68%       1.00 - 1.25%       3.81% to   4.04%

                                                     PRUDENTIAL SP INTERNATIONAL GROWTH

December 31, 2006       3,004     $13.18590 to $14.64915   $ 43,166      1.77%       0.65 - 2.75%      17.73% to  20.26%
December 31, 2005       2,709     $11.94145 to $12.18096   $ 32,672      0.56%       0.65 - 2.50%      13.49% to  15.63%
December 31, 2004       1,458     $10.52413 to $10.53434   $ 15,350      0.00%       0.65 - 2.50%      33.82% to  39.61%
December 31, 2003       2,705     $ 7.53808 to $ 7.87202   $ 23,292      0.00%       0.65 - 2.25%      36.02% to  38.24%
December 31, 2002         697     $ 5.69455 to $ 9.58259   $  4,152      0.00%       0.65 - 2.40%     -23.24% to  -0.50%

                                                      GARTMORE GVIT DEVELOPING MARKETS

December 31, 2006      14,181     $15.64163 to $32.47568   $323,571      0.56%       0.65 - 2.75%      30.88% to  33.70%
December 31, 2005      17,521     $14.97909 to $16.29013   $293,345      0.53%       0.65 - 2.50%      28.24% to  30.66%
December 31, 2004      15,105     $11.46381 to $12.70271   $185,833      0.55%       0.65 - 2.50%      19.00% to  27.03%
December 31, 2003      16,007     $ 9.63331 to $15.47360   $157,916      0.08%       0.65 - 2.40%      55.87% to  58.66%
December 31, 2002      12,059     $ 6.07155 to $ 9.92698   $ 70,889      0.13%       0.65 - 2.40%     -10.27% to  -0.09%


                                       A71

                                     AT YEAR ENDED                                      FOR YEAR ENDED
                    -----------------------------------------------   -------------------------------------------------
                       UNITS                                  NET     INVESTMENT
                    OUTSTANDING         UNIT VALUE          ASSETS      INCOME     EXPENSE RATIO**     TOTAL RETURN***
                       (000S)        LOWEST TO HIGHEST      (000S)      RATIO*     LOWEST - HIGHEST   LOWEST TO HIGHEST
                    -----------   ----------------------   --------   ----------   ----------------   -----------------
                                                       FIRST TRUST THE DOW TARGET 10

December 31, 2006       2,311     $ 9.81749 to $14.63859   $ 27,950      0.00%       0.65 - 2.50%      22.44% to  24.75%
December 31, 2005       1,226     $ 9.83399 to $10.14565   $ 11,614      0.00%       0.65 - 2.50%      -5.63% to  -3.85%
December 31, 2004       1,295     $10.55000 to $10.42110   $ 12,754      0.00%       0.65 - 2.50%       4.21% to  31.55%
December 31, 2003         527     $ 8.01942 to $12.04852   $  4,270      0.00%       1.00 - 1.25%      18.42% to  18.72%
December 31, 2002         624     $ 6.75516 to $10.16862   $  4,218      0.00%       1.00 - 1.75%     -19.09% to   0.20%

                                                       FIRST TRUST 10 UNCOMMON VALUES

December 31, 2006       1,129     $ 4.42816 to $10.14977   $  5,732      0.00%       0.65 - 1.65%       2.30% to   3.34%
December 31, 2005       1,468     $ 4.50117 to $14.19739   $  7,002      0.00%       0.65 - 1.90%      -1.33% to  -0.07%
December 31, 2004       2,085     $ 4.50450 to $14.38846   $  9,808      0.00%       0.65 - 1.90%       9.23% to  10.62%
December 31, 2003       2,247     $ 4.07190 to $13.17279   $  9,486      0.00%       0.65 - 1.90%      34.35% to  36.06%
December 31, 2002       2,223     $ 2.99272 to $ 9.80488   $  6,760      0.00%       0.65 - 1.90%     -37.26% to  -0.24%

                                                         FIRST TRUST ENERGY SECTOR

December 31, 2006         149     $29.15491 to $29.28749   $  4,360      0.00%       1.00 - 1.25%      11.26% to  11.54%
December 31, 2005         178     $26.20508 to $26.25795   $  4,661      0.00%       1.00 - 1.25%      47.27% to  47.64%
December 31, 2004         211     $17.78562 to $17.79448   $  3,746      0.00%       1.00 - 1.25%      30.39% to  30.72%
December 31, 2003         209     $13.60587 to $13.64716   $  2,839      0.00%       1.00 - 1.25%      30.08% to  30.41%
December 31, 2002         229     $10.43320 to $10.48503   $  2,387      0.00%       1.00 - 1.75%      -5.47% to   0.58%

                                                       FIRST TRUST FINANCAL SERVICES

December 31, 2006         193     $17.95519 to $18.03676   $  3,476      0.00%       1.00 - 1.25%      15.41% to  15.70%
December 31, 2005         231     $15.55762 to $15.58893   $  3,599      0.00%       1.00 - 1.25%       6.80% to   7.07%
December 31, 2004         319     $14.56013 to $14.56756   $  4,641      0.00%       1.00 - 1.25%      13.97% to  14.26%
December 31, 2003         374     $12.74336 to $12.78215   $  4,761      0.00%       1.00 - 1.25%      31.34% to  31.67%
December 31, 2002         382     $ 9.67816 to $ 9.72631   $  3,698      0.00%       1.00 - 1.75%     -15.24% to  -0.33%

                                                       FIRST TRUST PHARMHEALTH SECTOR

December 31, 2006         245     $11.54688 to $13.26605   $  2,868      0.00%       1.00 - 1.25%       7.21% to   7.48%
December 31, 2005         282     $10.74296 to $12.37366   $  3,062      0.00%       1.00 - 1.25%       9.90% to  10.17%
December 31, 2004         359     $ 9.75000 to $11.26000   $  3,536      0.00%       1.00 - 1.25%      -1.92% to  -1.71%
December 31, 2003         412     $ 9.91681 to $11.47981   $  4,119      0.00%       1.00 - 1.25%      18.16% to  18.46%
December 31, 2002         413     $ 8.37165 to $ 9.70979   $  3,457      0.00%       1.00 - 1.75%     -29.05% to  -0.35%

                                                           FIRST TRUST TECHNOLOGY

December 31, 2006         255     $ 5.05730 to $ 5.05730   $  1,288      0.00%       1.00 - 1.00%       1.81% to   1.81%
December 31, 2005         308     $ 4.96742 to $ 4.96742   $  1,532      0.00%       1.00 - 1.00%       4.12% to   4.12%
December 31, 2004         355     $ 4.77077 to $ 4.77077   $  1,694      0.00%       1.00 - 1.00%       0.19% to   0.19%
December 31, 2003         435     $ 4.76159 to $ 4.76159   $  2,073      0.00%       1.00 - 1.00%      45.14% to  45.14%
December 31, 2002         451     $ 3.28064 to $ 9.40269   $  1,478      0.00%       1.00 - 1.25%     -42.04% to  -5.97%

                                                   FIRST TRUST GLOBAL DIVIDEND TARGET 15

December 31, 2006       7,225     $17.08339 to $23.86991   $128,826      0.00%       0.65 - 2.50%      34.99% to  37.54%
December 31, 2005       2,795     $12.65511 to $13.05592   $ 36,800      0.00%       0.65 - 2.50%       7.43% to   9.46%
December 31, 2004       1,858     $11.93000 to $11.78007   $ 22,624      0.00%       0.65 - 2.50%      12.65% to  17.80%
December 31, 2003         286     $10.58760 to $12.95598   $  3,049      0.00%       1.00 - 1.25%      32.43% to  32.76%
December 31, 2002         294     $ 7.97479 to $ 9.77750   $  2,342      0.00%       1.00 - 1.75%     -15.55% to  -0.27%

                                                        FIRST TRUST NASDAQ TARGET 15

December 31, 2006         686     $ 9.45483 to $13.75647   $  7,316      0.00%       0.65 - 1.65%       7.09% to   8.18%
December 31, 2005         673     $10.78336 to $11.01244   $  6,552      0.00%       0.65 - 1.90%       1.36% to   2.65%
December 31, 2004         748     $10.63850 to $10.72820   $  7,024      0.00%       0.65 - 1.90%      19.52% to  20.53%
December 31, 2003         570     $ 8.90087 to $ 8.90087   $  5,070      0.00%       1.00 - 1.00%      34.66% to  34.66%
December 31, 2002         621     $ 6.61001 to $ 9.71492   $  4,107      0.00%       1.00 - 1.25%     -26.90% to  -2.85%

                                                         FIRST TRUST S&P TARGET 24

December 31, 2006       1,497     $ 8.62770 to $13.94316   $ 16,056      0.00%       0.65 - 2.50%       0.32% to   2.22%
December 31, 2005       1,716     $10.85174 to $11.19548   $ 18,042      0.00%       0.65 - 2.50%       1.56% to   3.48%
December 31, 2004       1,433     $10.68490 to $10.81888   $ 14,152      0.00%       0.65 - 2.50%       6.85% to  48.18%
December 31, 2003         757     $ 7.30103 to $11.88873   $  5,553      0.00%       1.00 - 1.25%      22.55% to  22.86%
December 31, 2002         802     $ 5.94238 to $ 9.69498   $  4,767      0.00%       1.00 - 1.75%     -15.46% to  -0.37%

                                                          FIRST TRUST MANAGED VIP

December 31, 2006      15,281     $10.89598 to $17.06925   $203,898      0.00%       0.65 - 2.50%       8.73% to  10.79%
December 31, 2005      15,096     $11.77287 to $12.14584   $182,873      0.00%       0.65 - 2.50%       4.57% to   6.55%
December 31, 2004       9,571     $11.25812 to $11.39923   $108,508      0.00%       0.65 - 2.50%      12.58% to  36.28%
December 31, 2003       2,175     $ 8.36444 to $13.20277   $ 20,497      0.00%       1.00 - 1.25%      33.25% to  33.58%
December 31, 2002       1,908     $ 6.26166 to $ 9.90268   $ 12,065      0.00%       1.00 - 1.75%     -21.79% to  -0.12%

                                                      FIRST TRUST VALUE LINE TARGET 25

December 31, 2006       3,691     $ 4.64840 to $19.94915   $ 43,760      0.00%       0.65 - 2.75%       0.06% to   2.21%
December 31, 2005       4,713     $14.75809 to $15.07130   $ 54,045      0.00%       0.65 - 1.90%      17.44% to  18.93%
December 31, 2004       2,730     $12.67240 to $12.56662   $ 21,764      0.00%       0.65 - 1.90%     292.72% to 296.02%
December 31, 2003       1,541     $ 3.19993 to $ 3.19993   $  4,932      0.00%       1.00 - 1.00%      39.52% to  39.52%
December 31, 2002       1,300     $ 2.29353 to $ 9.94323   $  2,982      0.00%       1.00 - 1.25%     -43.46% to  -0.57%

                                          FIRST TRUST DOW TARGET DIVIDEND (AVAILABLE MAY 2, 2005)

December 31, 2006       8,909     $11.17799 to $11.53380   $100,922      0.00%       0.65 - 2.50%      15.19% to  17.37%
December 31, 2005       5,988     $ 9.70374 to $ 9.82689   $ 58,424      0.00%       0.65 - 2.50%      -2.94% to  -1.73%

                                                             PROFUND VP ASIA 30

December 31, 2006       8,239     $15.06343 to $26.01023   $172,274      0.41%       0.65 - 2.75%      35.47% to  38.39%
December 31, 2005       4,504     $11.77381 to $14.99956   $ 68,490      0.30%       0.65 - 2.50%      16.53% to  18.73%
December 31, 2004       3,205     $12.63287 to $10.10342   $ 40,955      0.29%       0.65 - 2.50%      -1.19% to   1.03%
December 31, 2003       3,845     $12.78466 to $10.42506   $ 49,127      0.07%       0.65 - 2.25%       0.93% to  63.85%
December 31, 2002       2,392     $ 7.80251 to $ 9.85819   $ 18,578      0.00%       0.65 - 2.40%     -14.75% to  -0.17%

                                                              PROFUND VP BANKS

December 31, 2006         961     $12.64709 to $16.30793   $ 13,291      0.82%       0.65 - 2.50%      12.53% to  14.66%
December 31, 2005         975     $11.23895 to $12.20988   $ 11,872      2.58%       0.65 - 2.50%      -2.63% to  -0.79%
December 31, 2004       1,047     $11.54299 to $12.30741   $ 13,102      0.45%       0.65 - 2.50%      11.04% to  15.43%
December 31, 2003         517     $11.08359 to $12.78925   $  5,759      0.90%       0.65 - 2.40%      26.28% to  28.55%
December 31, 2002         673     $ 8.62229 to $10.12736   $  5,781      0.00%       0.65 - 2.40%      -9.25% to   0.15%

                                                              PROFUND VP BEAR

December 31, 2006       4,205     $ 5.67078 to $ 8.38655   $ 28,388      1.80%       0.65 - 2.50%      -9.81% to  -8.10%
December 31, 2005       6,309     $ 7.81248 to $ 9.12581   $ 48,454      0.00%       0.65 - 2.50%      -3.82% to  -2.00%
December 31, 2004       3,448     $ 8.12302 to $ 9.31230   $ 28,157      0.00%       0.65 - 2.50%     -12.53% to -10.87%
December 31, 2003       5,783     $ 9.28716 to $10.44809   $ 53,662      0.00%       0.65 - 2.50%     -25.08% to  -7.13%
December 31, 2002       5,917     $10.12449 to $13.94621   $ 77,643      0.29%       0.65 - 2.40%       0.15% to  20.03%


                                       A72

                                     AT YEAR ENDED                                      FOR YEAR ENDED
                    -----------------------------------------------   -------------------------------------------------
                       UNITS                                  NET     INVESTMENT
                    OUTSTANDING         UNIT VALUE          ASSETS      INCOME     EXPENSE RATIO**     TOTAL RETURN***
                       (000S)        LOWEST TO HIGHEST      (000S)      RATIO*     LOWEST - HIGHEST   LOWEST TO HIGHEST
                    -----------   ----------------------   --------   ----------   ----------------   -----------------
                                                          PROFUND VP BIOTECHNOLOGY

December 31, 2006       1,291     $ 8.54742 to $16.70677   $ 12,290      0.00%       0.65 - 1.90%      -5.91% to  -4.72%
December 31, 2005       2,503     $ 9.38369 to $17.03129   $ 25,003      0.00%       0.65 - 1.90%      16.98% to  18.47%
December 31, 2004       2,930     $ 7.92074 to $14.55869   $ 24,751      0.00%       0.65 - 1.90%       7.64% to   9.01%
December 31, 2003       1,929     $ 7.26607 to $13.52589   $ 14,279      0.00%       0.65 - 1.90%      37.13% to  38.88%
December 31, 2002       2,706     $ 5.23209 to $ 9.86364   $ 14,212      0.00%       0.65 - 1.90%     -37.92% to  -0.16%

                                                         PROFUND VP BASIC MATERIALS

December 31, 2006       2,131     $13.57865 to $17.13093   $ 30,609      0.27%       0.65 - 2.50%      12.60% to  14.73%
December 31, 2005       2,619     $12.38177 to $12.40714   $ 34,114      0.06%       0.65 - 2.50%      -0.11% to   1.77%
December 31, 2004       2,088     $12.19078 to $12.39593   $ 25,614      0.29%       0.65 - 2.50%       9.51% to  23.96%
December 31, 2003       4,606     $11.13250 to $13.30914   $ 50,922      0.27%       0.65 - 2.15%      28.75% to  30.72%
December 31, 2002         455     $ 8.51605 to $10.33389   $  3,852      0.00%       0.65 - 2.40%      -9.96% to   0.40%

                                                            PROFUND VP ULTRABULL

December 31, 2006       4,655     $10.06481 to $21.00543   $ 53,893      0.33%       0.65 - 1.90%      20.73% to  22.26%
December 31, 2005       4,472     $ 8.61103 to $16.68766   $ 41,431      0.13%       0.65 - 1.90%       0.66% to   1.94%
December 31, 2004       8,988     $ 8.44700 to $16.57769   $ 83,929      0.00%       0.65 - 1.90%      14.95% to  16.41%
December 31, 2003       7,766     $ 7.25597 to $14.42210   $ 59,635      0.00%       0.65 - 1.90%      50.03% to  51.94%
December 31, 2002       7,379     $ 4.77567 to $ 9.61301   $ 35,370      0.00%       0.65 - 1.90%     -36.52% to  -0.47%

                                                              PROFUND VP BULL

December 31, 2006      18,245     $11.89713 to $15.02392   $227,054      0.23%       0.65 - 2.50%      10.82% to  12.92%
December 31, 2005      20,272     $11.04492 to $11.23459   $222,568      0.26%       0.65 - 2.50%       0.18% to   2.07%
December 31, 2004      26,232     $10.82090 to $11.21483   $284,797      0.00%       0.65 - 2.50%       8.12% to  12.15%
December 31, 2003      13,721     $10.00845 to $11.94242   $137,284      0.00%       0.65 - 2.40%      22.57% to  24.77%
December 31, 2002       7,700     $ 8.02152 to $ 9.74304   $ 61,471      0.00%       0.65 - 2.40%     -13.28% to  -0.31%

                                                        PROFUND VP CONSUMER SERVICES

December 31, 2006         602     $ 9.87614 to $13.18401   $  6,499      0.00%       0.65 - 2.50%       9.21% to  11.27%
December 31, 2005         349     $ 9.30453 to $ 9.90834   $  3,521      0.00%       0.65 - 2.50%      -7.04% to  -5.29%
December 31, 2004       1,192     $ 9.82392 to $10.65926   $ 11,879      0.00%       0.65 - 2.50%       6.59% to   6.90%
December 31, 2003         403     $ 9.18941 to $11.59131   $  3,777      0.00%       0.65 - 2.40%      23.76% to  25.97%
December 31, 2002         473     $ 7.29472 to $ 9.36626   $  3,439      0.00%       0.65 - 2.40%     -18.16% to  -0.76%

                                                         PROFUND VP CONSUMER GOODS

December 31, 2006       1,570     $11.24740 to $13.88705   $ 18,574      0.10%       0.65 - 2.50%       9.81% to  11.89%
December 31, 2005         630     $10.53789 to $11.03962   $  6,913      0.34%       0.65 - 2.50%      -2.85% to  -1.01%
December 31, 2004         921     $10.64584 to $12.20066   $  9,972      0.03%       0.65 - 2.40%       8.54% to  14.30%
December 31, 2003         245     $ 9.80789 to $10.67427   $  2,406      0.38%       0.65 - 2.25%       1.48% to  17.69%
December 31, 2002         597     $ 8.33352 to $ 9.89654   $  4,952      0.00%       0.65 - 2.40%     -11.19% to  -0.12%

                                                            PROFUND VP OIL & GAS

December 31, 2006       7,128     $12.84063 to $24.47578   $143,520      0.00%       0.65 - 2.75%      17.32% to  19.84%
December 31, 2005       8,943     $15.53164 to $17.61397   $148,186      0.00%       0.65 - 2.50%      28.04% to  30.46%
December 31, 2004       6,640     $11.90553 to $13.75686   $ 85,038      0.00%       0.65 - 2.50%      28.51% to  37.57%
December 31, 2003       4,640     $ 9.26400 to $12.06634   $ 44,342      0.00%       0.65 - 2.40%      19.34% to  21.48%
December 31, 2002       2,509     $ 7.62620 to $10.11106   $ 19,240      0.00%       0.65 - 2.40%     -17.58% to   0.13%

                                                            PROFUND VP EUROPE 30

December 31, 2006       9,521     $ 9.78576 to $18.86370   $126,117      0.39%       0.65 - 2.50%      14.58% to  16.74%
December 31, 2005       7,481     $ 9.92756 to $13.01970   $ 81,339      0.14%       0.65 - 2.50%       5.40% to   7.39%
December 31, 2004      10,431     $ 9.24454 to $12.35313   $102,514      0.14%       0.65 - 2.50%      13.58% to  23.53%
December 31, 2003      12,852     $ 8.13940 to $11.08926   $108,778      0.20%       0.65 - 2.25%       2.39% to  37.83%
December 31, 2002       2,902     $ 5.90556 to $ 9.69157   $ 17,373      0.00%       0.65 - 2.40%     -26.25% to  -0.37%

                                                           PROFUND VP FINANCIALS

December 31, 2006       3,163     $12.12850 to $16.50435   $ 44,681      0.50%       0.65 - 2.50%      14.42% to  16.59%
December 31, 2005       2,568     $11.38546 to $11.39228   $ 31,419      0.72%       0.65 - 2.50%       1.39% to   3.31%
December 31, 2004       2,337     $11.02715 to $13.33338   $ 27,138      0.28%       0.65 - 2.40%       7.38% to   9.62%
December 31, 2003       1,707     $10.05949 to $12.41737   $ 17,791      0.17%       0.65 - 2.15%      26.21% to  28.15%
December 31, 2002       1,405     $ 7.84993 to $ 9.83532   $ 11,125      0.00%       0.65 - 2.40%     -15.44% to  -0.20%

                                                      PROFUND VP U.S. GOVERNMENT PLUS

December 31, 2006       2,704     $ 9.82620 to $12.43644   $ 31,415      3.44%       0.65 - 2.65%      -7.07% to  -5.17%
December 31, 2005       7,185     $11.44316 to $13.11433   $ 89,133      2.31%       0.65 - 2.50%       6.29% to   8.31%
December 31, 2004       3,732     $10.23058 to $12.10868   $ 43,240      0.86%       0.65 - 2.40%       5.28% to   7.48%
December 31, 2003       3,342     $ 9.71767 to $11.26614   $ 36,696      3.92%       0.65 - 2.15%      -4.64% to  -3.18%
December 31, 2002      10,741     $10.18762 to $11.63614   $124,290      1.63%       0.65 - 2.40%      10.98% to   0.23%

                                                           PROFUND VP HEALTH CARE

December 31, 2006       6,343     $ 9.03730 to $12.42496   $ 63,921      0.00%       0.65 - 2.50%       2.62% to   4.56%
December 31, 2005       5,511     $ 9.04054 to $10.97896   $ 53,879      0.00%       0.65 - 2.50%       3.37% to   5.33%
December 31, 2004       4,053     $ 8.58298 to $10.97696   $ 37,119      0.00%       0.65 - 2.40%      -0.10% to   1.70%
December 31, 2003       2,642     $ 8.43984 to $10.98801   $ 23,349      0.00%       0.65 - 2.40%      14.61% to  16.66%
December 31, 2002       1,863     $ 7.23445 to $ 9.58752   $ 13,632      0.00%       0.65 - 2.40%     -23.19% to  -0.50%

                                             ACCESS VP HIGH YIELD FUND (AVAILABLE MAY 2, 2005)

December 31, 2006       2,746     $11.23960 to $11.57769   $ 31,357      6.19%       0.65 - 2.40%       6.95% to   8.86%
December 31, 2005       3,308     $10.54502 to $10.63499   $ 35,001      3.74%       0.65 - 1.90%       5.47% to   6.36%

                                                           PROFUND VP INDUSTRIALS

December 31, 2006         738     $12.33357 to $16.38084   $  9,581      0.00%       0.65 - 2.50%       8.87% to  10.93%
December 31, 2005         828     $11.65524 to $12.02792   $ 10,102      0.00%       0.65 - 2.50%      -0.12% to   1.77%
December 31, 2004         808     $11.45243 to $12.04227   $  9,459      0.00%       0.65 - 2.50%      12.48% to  20.42%
December 31, 2003       1,160     $10.18189 to $12.81438   $ 11,752      0.00%       0.65 - 2.15%      25.64% to  27.57%
December 31, 2002         143     $ 7.98170 to $10.19613   $  1,134      0.00%       0.65 - 2.40%     -13.55% to   0.24%

                                                            PROFUND VP INTERNET

December 31, 2006         488     $18.84122 to $21.66964   $  9,275      0.00%       0.65 - 1.90%      -0.56% to   0.70%
December 31, 2005       1,329     $19.61413 to $20.90237   $ 25,339      0.00%       0.65 - 1.90%       5.40% to   6.74%
December 31, 2004       2,334     $18.37524 to $19.83065   $ 41,983      0.00%       0.65 - 1.90%      18.95% to  20.47%
December 31, 2003         986     $15.25273 to $16.67093   $ 14,857      0.00%       0.65 - 1.90%      74.61% to  76.83%
December 31, 2002       3,366     $ 8.62559 to $ 9.54758   $ 28,884      0.00%       0.65 - 1.90%      -9.23% to  -0.55%

                                                              PROFUND VP JAPAN

December 31, 2006       4,322     $14.47744 to $21.13429   $ 67,827      0.79%       0.65 - 2.65%       7.89% to  10.10%
December 31, 2005       9,016     $13.81772 to $14.27008   $129,124      0.00%       0.65 - 2.50%      38.25% to  40.86%
December 31, 2004       2,766     $ 9.80926 to $13.25999   $ 27,662      0.00%       0.65 - 2.40%       4.68% to   6.86%
December 31, 2003       2,740     $ 9.17953 to $12.66775   $ 25,192      0.00%       0.65 - 2.15%      24.05% to  25.95%
December 31, 2002         424     $ 7.28809 to $10.20853   $  3,073      0.00%       0.65 - 2.40%     -18.20% to   0.25%


                                       A73

                                     AT YEAR ENDED                                      FOR YEAR ENDED
                    -----------------------------------------------   --------------------------------------------------
                       UNITS                                  NET     INVESTMENT
                    OUTSTANDING         UNIT VALUE          ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                       (000S)        LOWEST TO HIGHEST      (000S)      RATIO*     LOWEST - HIGHEST   LOWEST TO HIGHEST
                    -----------   ----------------------   --------   ----------   ----------------   ------------------
                                                         PROFUND VP PRECIOUS METALS

December 31, 2006       7,735     $12.55178 to $18.56096   $124,745      0.69%       0.65 - 2.75%       4.42% to   6.67%
December 31, 2005       7,464     $12.49053 to $15.17761   $113,120      0.00%       0.65 - 2.50%      23.15% to  25.48%
December 31, 2004       5,015     $10.14273 to $12.09584   $ 60,442      0.00%       0.65 - 2.50%     -12.17% to -10.50%
December 31, 2003       5,643     $11.54866 to $13.51554   $ 76,189      0.00%       0.65 - 2.50%      15.49% to  38.33%
December 31, 2002       5,721     $ 9.77068 to $11.29521   $ 55,648      0.00%       0.65 - 2.40%      -1.54% to   1.56%

                                                          PROFUND VP MID-CAP GROWTH

December 31, 2006       5,246     $10.89955 to $15.57741   $ 67,092      0.00%       0.65 - 2.75%       1.12% to   3.30%
December 31, 2005      12,852     $12.01395 to $12.02225   $155,726      0.00%       0.65 - 2.50%       8.45% to  10.50%
December 31, 2004       6,821     $10.87246 to $11.08578   $ 75,036      0.00%       0.65 - 2.50%      10.36% to  10.86%
December 31, 2003       4,689     $ 9.85186 to $12.24894   $ 46,543      0.00%       0.65 - 2.40%      24.84% to  27.08%
December 31, 2002       1,952     $ 7.75273 to $ 9.81179   $ 15,065      0.00%       0.65 - 2.40%     -15.08% to  -0.23%

                                                          PROFUND VP MID-CAP VALUE

December 31, 2006       6,924     $13.79740 to $18.69833   $104,430      0.02%       0.65 - 2.50%       9.50% to  11.57%
December 31, 2005       7,507     $12.91090 to $12.96407   $ 99,111      0.00%       0.65 - 2.50%       6.13% to   8.14%
December 31, 2004      10,344     $11.98840 to $12.16502   $125,392      0.00%       0.65 - 2.50%      15.21% to  21.65%
December 31, 2003       4,742     $10.40614 to $13.32549   $ 50,523      0.00%       0.65 - 2.40%      34.86% to  32.49%
December 31, 2002       1,623     $ 7.71623 to $10.05794   $ 12,488      0.00%       0.65 - 2.40%     -15.33% to   0.07%

                                                         PROFUND VP PHARMACEUTICALS

December 31, 2006       2,413     $ 8.28177 to $ 9.93954   $ 21,075      0.37%       0.65 - 2.50%       9.38% to  11.45%
December 31, 2005       1,378     $ 7.79007 to $ 8.82252   $ 10,783      0.29%       0.65 - 2.50%      -6.21% to  -4.44%
December 31, 2004       1,435     $ 8.15189 to $ 8.78326   $ 11,802      0.00%       0.65 - 2.40%     -11.40% to  -9.81%
December 31, 2003       1,316     $ 9.03855 to $ 9.91382   $ 11,850      0.00%       0.65 - 2.40%       3.06% to   4.91%
December 31, 2002         398     $ 8.61559 to $ 9.61936   $  3,413      0.00%       0.65 - 2.40%      -9.29% to  -0.46%

                                                           PROFUND VP REAL ESTATE

December 31, 2006       3,041     $14.53445 to $25.13870   $ 69,717      0.57%       0.65 - 2.50%      29.19% to  31.63%
December 31, 2005       1,949     $13.55256 to $19.09812   $ 34,432      2.04%       0.65 - 2.50%       4.09% to   6.06%
December 31, 2004       4,720     $13.02029 to $18.00747   $ 79,438      1.89%       0.65 - 2.50%      26.37% to  30.20%
December 31, 2003       2,564     $13.29130 to $14.24964   $ 35,196      2.00%       0.65 - 2.15%      30.29% to  32.29%
December 31, 2002       1,997     $10.19823 to $10.77187   $ 20,865      4.67%       0.65 - 2.40%      -0.63% to   0.24%

                                                     PROFUND VP RISING RATES OPPORTUNITY

December 31, 2006      10,313     $ 6.50235 to $ 8.22730   $ 70,970      1.36%       0.65 - 2.50%       7.40% to   9.43%
December 31, 2005      11,309     $ 6.22921 to $ 7.43736   $ 72,023      0.00%       0.65 - 2.50%     -10.19% to  -8.49%
December 31, 2004      16,152     $ 6.80694 to $ 8.28113   $112,263      0.00%       0.65 - 2.50%     -17.19% to -11.47%
December 31, 2003       5,316     $ 7.68911 to $ 9.06711   $ 41,218      0.00%       0.65 - 2.40%      -6.41% to  -4.74%
December 31, 2002         890     $ 8.07133 to $ 9.68855   $  7,168      0.00%       0.65 - 2.40%     -12.95% to  -0.38%

                                                               PROFUND VP OTC

December 31, 2006       7,600     $ 5.54980 to $15.20854   $ 67,277      0.00%       0.65 - 2.50%       2.83% to   4.78%
December 31, 2005      11,466     $ 5.54081 to $10.62917   $ 89,367      0.00%       0.65 - 2.50%      -2.32% to  -0.47%
December 31, 2004      20,721     $ 5.56695 to $10.88139   $156,073      0.00%       0.65 - 2.50%       7.82% to   8.81%
December 31, 2003      25,158     $ 5.16310 to $13.43592   $153,444      0.00%       0.65 - 2.15%      43.59% to  45.79%
December 31, 2002      20,541     $ 3.54138 to $ 9.35410   $ 75,788      0.00%       0.65 - 2.40%     -39.02% to  -0.78%

                                                            PROFUND VP SEMICONDUCTOR

December 31, 2006         842     $ 6.98349 to $12.09994   $  5,953      0.00%       0.65 - 1.90%      -8.85% to  -7.69%
December 31, 2005       1,778     $ 7.93141 to $12.73195   $ 13,685      0.00%       0.65 - 1.90%       6.58% to   7.94%
December 31, 2004       1,507     $ 7.34818 to $11.94555   $ 10,853      0.00%       0.65 - 1.90%     -25.00% to -24.04%
December 31, 2003       1,915     $ 9.67397 to $15.92764   $ 18,307      0.00%       0.65 - 1.90%      84.74% to  87.10%
December 31, 2002         737     $ 5.17062 to $ 8.62152   $  3,789      0.00%       0.65 - 1.90%     -32.42% to  -1.66%

                                                          PROFUND VP SMALL-CAP GROWTH

December 31, 2006       5,415     $11.09652 to $17.98465   $ 79,247      0.00%       0.65 - 2.75%       5.67% to   7.95%
December 31, 2005      13,797     $12.77991 to $13.14465   $184,753      0.00%       0.65 - 2.50%       4.86% to   6.84%
December 31, 2004      16,741     $12.18762 to $12.30294   $208,744      0.00%       0.65 - 2.50%      19.02% to  21.88%
December 31, 2003      14,600     $10.33685 to $12.97770   $153,408      0.00%       0.65 - 2.40%      31.10% to  33.45%
December 31, 2002       3,108     $ 7.74608 to $ 9.89931   $ 23,968      0.00%       0.65 - 2.40%     -15.13% to  -0.12%

                                           PROFUND VP SHORT MID-CAP (AVAILABLE NOVEMBER 22, 2004)

December 31, 2006         617     $ 8.14103 to $ 8.36143   $  5,104      0.68%       0.65 - 1.90%      -5.46% to  -4.26%
December 31, 2005         472     $ 8.61142 to $ 8.73367   $  4,080      0.00%       0.65 - 1.90%     -11.18% to -10.05%
December 31, 2004          53     $ 9.69807 to $ 9.70092   $    515      0.00%       1.00 - 1.65%      -0.35% to  -0.34%

                                                            PROFUND VP SHORT OTC

December 31, 2006       4,161     $ 5.24385 to $ 8.00285   $ 23,704      0.86%       0.65 - 2.50%      -3.83% to  -2.01%
December 31, 2005       5,301     $ 6.10193 to $ 8.07924   $ 31,249      0.00%       0.65 - 2.50%      -1.70% to   0.16%
December 31, 2004       2,547     $ 5.53538 to $ 6.09211   $ 15,078      0.00%       0.65 - 2.40%     -13.25% to -11.69%
December 31, 2003       4,453     $ 6.38053 to $ 6.89824   $ 30,229      0.76%       0.65 - 2.40%     -38.81% to -37.71%
December 31, 2002       1,274     $10.42770 to $11.07498   $ 14,028      0.00%       0.65 - 2.40%       7.22% to   0.52%


                                          PROFUND VP SHORT SMALL-CAP (AVAILABLE NOVEMBER 22, 2004)

December 31, 2006       1,564     $ 7.86107 to $ 8.07403   $ 12,448      0.90%       0.65 - 1.90%     -13.46% to -12.36%
December 31, 2005         726     $ 9.08360 to $ 9.21260   $  6,654      0.00%       0.65 - 1.90%      -4.76% to  -3.55%
December 31, 2004         268     $ 9.54341 to $ 9.54061   $  2,559      0.00%       1.00 - 1.65%      -0.53% to  -0.52%

                                                         PROFUND VP SMALL-CAP VALUE

December 31, 2006       6,878     $11.78269 to $19.36027   $100,515      0.00%       0.65 - 2.75%      14.21% to  16.67%
December 31, 2005       4,740     $11.77792 to $12.66318   $ 61,212      0.00%       0.65 - 2.50%       1.40% to   3.32%
December 31, 2004      14,281     $11.39922 to $12.48776   $175,602      0.00%       0.65 - 2.50%      19.34% to  24.88%
December 31, 2003      14,978     $ 9.55207 to $13.33056   $147,142      0.00%       0.65 - 2.40%      31.45% to  33.81%
December 31, 2002       4,098     $ 7.13873 to $10.14115   $ 29,161      0.00%       0.65 - 2.40%     -19.21% to   0.17%

                                                            PROFUND VP TECHNOLOGY

December 31, 2006       2,301     $ 5.19529 to $14.26170   $ 14,524      0.00%       0.65 - 1.90%       6.02% to   7.37%
December 31, 2005       2,697     $ 5.06142 to $12.90161   $ 15,241      0.60%       0.65 - 1.90%      -0.69% to   0.57%
December 31, 2004       3,442     $ 5.03294 to $12.99168   $ 19,542      0.00%       0.65 - 1.90%      -2.33% to  -1.08%
December 31, 2003       3,795     $ 5.08790 to $13.30122   $ 20,788      0.00%       0.65 - 1.90%      43.19% to  45.02%
December 31, 2002       3,619     $ 3.50847 to $ 9.28896   $ 13,171      0.00%       0.65 - 1.90%     -41.07% to  -0.86%


                                      A74

                                     AT YEAR ENDED                                      FOR YEAR ENDED
                    -----------------------------------------------   --------------------------------------------------
                       UNITS                                  NET     INVESTMENT
                    OUTSTANDING         UNIT VALUE          ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                       (000S)        LOWEST TO HIGHEST      (000S)      RATIO*     LOWEST - HIGHEST   LOWEST TO HIGHEST
                    -----------   ----------------------   --------   ----------   ----------------   ------------------
                                                        PROFUND VP TELECOMMUNICATIONS

December 31, 2006       5,123     $ 6.10191 to $15.34089   $ 44,101      0.69%       0.65 - 2.50%      30.94% to  33.41%
December 31, 2005       1,289     $ 4.78437 to $11.37557   $  8,800      2.21%       0.65 - 2.50%      -8.97% to  -7.25%
December 31, 2004       2,863     $ 5.15817 to $12.49641   $ 17,888      1.22%       0.65 - 2.50%      14.81% to  24.96%
December 31, 2003       1,363     $ 4.49290 to $10.05273   $  7,490      0.00%       0.65 - 2.15%       0.26% to   1.80%
December 31, 2002       3,677     $ 4.41367 to $10.02378   $ 16,791      0.00%       0.65 - 2.40%     -38.24% to   0.03%

                                                           PROFUND VP ULTRAMID-CAP

December 31, 2006       4,460     $15.13524 to $26.98605   $ 78,717      0.00%       0.65 - 2.50%       7.88% to   9.92%
December 31, 2005       5,482     $14.43434 to $15.87782   $ 87,663      0.00%       0.65 - 2.50%      14.96% to  17.13%
December 31, 2004       6,891     $12.32354 to $13.81214   $ 88,422      0.00%       0.65 - 2.50%      26.87% to  38.12%
December 31, 2003       3,833     $ 9.71365 to $16.36516   $ 38,352      0.00%       0.65 - 2.40%      66.02% to  68.99%
December 31, 2002       3,050     $ 5.74812 to $ 9.85757   $ 17,448      0.00%       0.65 - 2.40%     -28.54% to  -0.17%

                                                             PROFUND VP ULTRAOTC

December 31, 2006      40,480     $ 0.85424 to $19.61369   $ 64,705      0.00%       0.65 - 1.90%       2.89% to   4.19%
December 31, 2005      55,242     $ 1.30702 to $18.28341   $ 96,201      0.00%       0.65 - 1.90%      -5.58% to  -4.38%
December 31, 2004      80,485     $ 1.36684 to $19.36302   $146,750      0.00%       0.65 - 1.90%      11.93% to  13.36%
December 31, 2003      77,398     $ 1.20574 to $17.29931   $110,190      0.00%       0.65 - 1.90%      98.82% to  98.82%
December 31, 2002      73,515     $ 0.59883 to $ 8.70112   $ 45,937      0.00%       0.65 - 1.90%     -69.15% to  -1.57%

                                                          PROFUND VP ULTRASMALL-CAP

December 31, 2006       3,418     $14.70667 to $31.51979   $ 56,994      0.03%       0.65 - 1.90%      23.61% to  25.19%
December 31, 2005       3,107     $12.40722 to $24.45672   $ 39,714      0.00%       0.65 - 1.90%      -2.10% to  -0.86%
December 31, 2004      12,861     $12.51485 to $24.98207   $173,324      0.00%       0.65 - 1.90%      28.58% to  30.22%
December 31, 2003       8,428     $ 9.61073 to $19.42973   $ 83,335      0.00%       0.65 - 1.90%      95.67% to  98.16%
December 31, 2002       6,340     $ 4.85002 to $ 9.92993   $ 30,346      0.00%       0.65 - 1.90%     -42.98% to  -0.08%

                                                            PROFUND VP UTILITIES

December 31, 2006       7,381     $11.40328 to $20.29430   $103,910      1.78%       0.65 - 2.50%      16.25% to  18.45%
December 31, 2005       6,383     $10.07028 to $13.74600   $ 75,840      0.68%       0.65 - 2.50%      10.24% to  12.33%
December 31, 2004       5,238     $ 8.96510 to $12.46874   $ 51,953      1.01%       0.65 - 2.50%      20.29% to  24.69%
December 31, 2003       2,838     $ 7.45318 to $12.59701   $ 22,638      2.27%       0.65 - 2.15%      18.76% to  20.58%
December 31, 2002       4,114     $ 6.18117 to $10.60389   $ 26,021      0.00%       0.65 - 2.40%     -24.43% to   0.73%

                                          PROFUND VP LARGE-CAP GROWTH (AVAILABLE NOVEMBER 22, 2004)

December 31, 2006       6,836     $10.84734 to $11.28595   $ 75,650      0.00%       0.65 - 2.50%       6.34% to   8.35%
December 31, 2005       8,052     $10.20039 to $10.41581   $ 83,058      0.00%       0.65 - 2.50%      -1.58% to   0.28%
December 31, 2004         337     $10.36577 to $10.38693   $  3,498      0.00%       0.65 - 2.40%       0.42% to   0.44%

                                          PROFUND VP LARGE-CAP VALUE (AVAILABLE NOVEMBER 22, 2004)

December 31, 2006      12,386     $11.79581 to $12.52595   $152,132      0.17%       0.65 - 2.75%      15.41% to  17.90%
December 31, 2005       7,437     $10.40456 to $10.62437   $ 78,232      0.00%       0.65 - 2.50%       0.46% to   2.36%
December 31, 2004         440     $10.37933 to $10.35694   $  4,561      0.00%       0.65 - 2.40%       0.41% to   0.44%

                                                                 RYDEX NOVA

December 31, 2006         950     $ 7.59388 to $17.75553   $  7,255      1.18%       0.65 - 1.65%      17.31% to  18.50%
December 31, 2005       1,194     $ 6.79147 to $15.13531   $  7,743      0.31%       0.65 - 1.65%       2.26% to   3.29%
December 31, 2004       1,584     $ 6.57506 to $14.80144   $ 10,006      0.05%       0.65 - 1.65%      13.87% to 165.58%
December 31, 2003       2,051     $ 5.57318 to $ 5.77394   $ 11,452      0.00%       0.65 - 1.40%      37.24% to  38.28%
December 31, 2002       2,806     $ 4.17539 to $ 9.58577   $ 11,407      5.02%       0.65 - 2.15%     -36.14% to  -0.50%

                                                                  RYDEX OTC

December 31, 2006       3,717     $ 4.37993 to $14.89301   $ 24,011      0.00%       0.65 - 1.65%       4.03% to   5.09%
December 31, 2005       4,874     $ 6.49742 to $14.31564   $ 30,222      0.00%       0.65 - 1.65%      -0.55% to   0.46%
December 31, 2004       6,736     $ 6.46788 to $14.39508   $ 41,864      0.00%       0.65 - 1.65%       7.54% to   8.63%
December 31, 2003       8,737     $ 5.95385 to $13.38605   $ 50,307      0.00%       0.65 - 1.65%      43.02% to  44.47%
December 31, 2002      11,072     $ 4.12119 to $ 9.35418   $ 44,381      0.00%       0.65 - 2.15%     -39.25% to  -0.78%

                                                            RYDEX INVERSE S&P 500

December 31, 2006          86     $ 5.97071 to $ 8.86347   $    736      6.26%       1.00 - 1.65%      -9.03% to  -8.43%
December 31, 2005         125     $ 6.56305 to $ 9.67905   $  1,181      0.00%       1.00 - 1.65%      -2.40% to  -1.76%
December 31, 2004         149     $ 9.62902 to $ 9.85245   $  1,435      0.00%       1.00 - 1.40%     -11.47% to -11.11%
December 31, 2003         186     $10.87639 to $11.08367   $  2,028      0.00%       1.00 - 1.40%     -24.72% to -24.41%
December 31, 2002         240     $10.13510 to $14.85376   $  3,468      1.08%       0.65 - 2.15%      20.85% to   0.16%

                                                           AIM V.I. DYNAMICS FUND

December 31, 2006       5,239     $ 8.72831 to $18.82001   $ 66,084      0.00%       0.65 - 2.75%      12.93% to  15.36%
December 31, 2005       5,600     $10.48172 to $12.55791   $ 60,680      0.00%       0.65 - 2.50%       7.96% to  10.00%
December 31, 2004       7,133     $ 9.52867 to $11.63192   $ 70,632      0.00%       0.65 - 2.50%      12.60% to  16.32%
December 31, 2003       9,813     $ 8.46233 to $13.04653   $ 85,022      0.00%       0.65 - 2.40%      34.52% to  36.93%
December 31, 2002      10,278     $ 6.18018 to $ 9.69882   $ 62,724      0.00%       0.65 - 2.40%     -32.34% to  -0.36%

                                                      AIM V.I. FINANCIAL SERVICES FUND

December 31, 2006       4,623     $12.14731 to $18.14659   $ 75,553      1.59%       0.65 - 2.50%      13.54% to  15.69%
December 31, 2005       5,702     $11.44169 to $15.68589   $ 81,547      1.50%       0.65 - 2.50%       3.27% to   5.22%
December 31, 2004       6,188     $11.07969 to $14.90782   $ 86,730      0.66%       0.65 - 2.50%       7.97% to  10.80%
December 31, 2003       7,447     $12.53928 to $13.80766   $ 98,078      0.51%       0.65 - 2.40%      26.47% to  28.74%
December 31, 2002       8,207     $ 9.91457 to $10.72535   $ 85,333      0.48%       0.65 - 2.40%     -15.45% to  -0.10%

                                                      AIM V.I. GLOBAL HEALTH CARE FUND

December 31, 2006       7,589     $11.41050 to $14.63226   $102,317      0.00%       0.65 - 2.50%       2.61% to   4.55%
December 31, 2005       8,909     $11.99567 to $13.99520   $116,595      0.00%       0.65 - 2.50%       5.45% to   7.45%
December 31, 2004       9,914     $11.37535 to $13.02517   $122,422      0.00%       0.65 - 2.50%       6.87% to  13.75%
December 31, 2003      11,072     $10.85273 to $12.18804   $129,595      0.00%       0.65 - 2.25%       8.53% to  26.95%
December 31, 2002      12,425     $ 9.50807 to $ 9.60053   $115,835      0.00%       0.65 - 2.40%     -24.94% to  -0.59%

                                                          AIM V.I. TECHNOLOGY FUND

December 31, 2006      10,801     $ 3.65474 to $15.14319   $ 62,386      0.00%       0.65 - 1.90%       8.39% to   9.76%
December 31, 2005      13,665     $ 5.45039 to $13.73947   $ 72,366      0.00%       0.65 - 1.90%       0.24% to   1.51%
December 31, 2004      18,010     $ 5.36926 to $13.70690   $ 94,451      0.00%       0.65 - 1.90%       2.64% to   3.95%
December 31, 2003      18,239     $ 5.16515 to $13.35425   $ 92,924      0.00%       0.65 - 1.90%      42.53% to  44.34%
December 31, 2002      19,761     $ 3.57837 to $ 9.36955   $ 69,602      0.00%       0.65 - 1.90%     -47.19% to  -0.76%


                                      A75

                                     AT YEAR ENDED                                      FOR YEAR ENDED
                    -----------------------------------------------   --------------------------------------------------
                       UNITS                                  NET     INVESTMENT
                    OUTSTANDING         UNIT VALUE          ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                       (000S)        LOWEST TO HIGHEST      (000S)      RATIO*     LOWEST - HIGHEST   LOWEST TO HIGHEST
                    -----------   ----------------------   --------   ----------   ----------------   ------------------
                                        WELLS FARGO ADVANTAGE VT ASSET ALLOCATION

December 31, 2006       3,848     $12.51877 to $25.89275   $ 98,746      2.26%       1.40 - 2.25%       9.62% to 10.57%
December 31, 2005       5,123     $11.53381 to $23.41668   $119,014      2.03%       1.40 - 2.25%       2.63% to 3.52%
December 31, 2004       6,331     $11.23801 to $22.62013   $142,216      2.00%       1.40 - 2.25%       7.81% to 12.38%
December 31, 2003       7,245     $11.75271 to $20.98180   $151,438      1.73%       1.40 - 1.90%      19.78% to 20.39%
December 31, 2002       8,340     $ 9.80923 to $17.42864   $145,328      3.00%       1.40 - 2.15%     -14.07% to -0.23%

                                         WELLS FARGO ADVANTAGE VT EQUITY INCOME

December 31, 2006       2,822     $11.65173 to $21.90813   $ 38,998      1.58%       0.65 - 2.75%      15.30% to 17.78%
December 31, 2005       2,707     $11.92936 to $18.60046   $ 31,523      1.45%       0.65 - 2.50%       2.75% to 4.69%
December 31, 2004       2,903     $11.61020 to $17.76678   $ 31,951      1.64%       0.65 - 2.50%      10.36% to 16.10%
December 31, 2003       2,328     $15.28644 to $16.09924   $ 23,153      1.58%       0.65 - 2.25%      23.37% to 25.39%
December 31, 2002       1,601     $ 9.89706 to $12.83930   $ 12,284      1.70%       0.65 - 2.40%     -19.79% to -0.12%

                                      WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE

December 31, 2006       1,592     $10.97931 to $16.41205   $ 17,808      1.45%       0.65 - 2.75%      18.77% to 21.33%
December 31, 2005       1,934     $ 9.61029 to $ 9.66390   $ 17,885      0.76%       0.65 - 2.25%       0.79% to 2.44%
December 31, 2004       2,343     $ 9.43398 to $ 9.53473   $ 21,281      1.58%       0.65 - 2.25%       8.71% to 10.50%
December 31, 2003       2,644     $ 8.53761 to $ 8.77041   $ 21,792      1.51%       0.65 - 2.25%      22.74% to 24.75%
December 31, 2002       3,054     $ 6.84372 to $ 9.96567   $ 20,215      1.22%       0.65 - 2.40%     -24.58% to -0.04%

                                       WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE

December 31, 2006       1,079     $11.95836 to $19.70500   $ 21,202      0.65%       1.40 - 2.00%      13.34% to 14.03%
December 31, 2005       1,406     $10.55130 to $17.28105   $ 24,242      0.50%       1.40 - 2.00%      -4.19% to -3.60%
December 31, 2004       1,873     $11.01271 to $17.92732   $ 33,512      0.00%       1.40 - 2.00%       6.86% to 10.13%
December 31, 2003       2,374     $11.65063 to $16.77690   $ 39,779      0.00%       1.40 - 1.65%      21.55% to 21.86%
December 31, 2002       2,940     $ 9.57946 to $13.76777   $ 40,473      0.12%       1.40 - 2.15%     -26.88% to -0.51%

                                       WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE

December 31, 2006         240     $10.10604 to $17.55826   $  2,666      1.60%       1.25 - 2.15%      18.22% to 19.30%
December 31, 2005         289     $ 8.48386 to $14.54433   $  2,650      1.87%       1.40 - 2.15%       7.32% to 8.14%
December 31, 2004         327     $ 7.84507 to $13.55206   $  2,802      0.22%       1.40 - 2.15%       6.66% to 8.09%
December 31, 2003         309     $ 7.25760 to $12.70566   $  2,409      0.32%       1.40 - 1.65%      29.29% to 29.62%
December 31, 2002         261     $ 5.59914 to $ 9.82123   $  1,479      0.19%       1.40 - 2.15%     -24.00% to -0.22%

                                      WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH

December 31, 2006       1,164     $ 8.67196 to $12.35658   $ 10,629      0.00%       1.40 - 2.00%       0.31% to 0.92%
December 31, 2005       1,456     $ 8.59302 to $10.87742   $ 13,023      0.18%       1.40 - 2.00%       3.59% to 4.23%
December 31, 2004       1,767     $ 8.24000 to $10.50024   $ 15,147      0.00%       1.40 - 2.00%       1.75% to 5.00%
December 31, 2003       1,879     $ 8.09835 to $11.59446   $ 15,554      0.00%       1.40 - 1.90%      23.89% to 24.52%
December 31, 2002       1,746     $ 6.50377 to $ 9.35612   $ 11,379      0.00%       1.40 - 2.15%     -29.02% to -0.78%

                                          WELLS FARGO ADVANTAGE VT MONEY MARKET

December 31, 2006       1,927     $10.00952 to $13.11955   $ 25,268      4.25%       1.40 - 2.40%       1.84% to 2.88%
December 31, 2005       2,115     $ 9.86463 to $12.75216   $ 26,963      2.47%       1.40 - 1.65%       0.85% to 1.11%
December 31, 2004       2,746     $ 9.78121 to $12.61236   $ 34,621      0.68%       1.40 - 1.65%      -0.96% to -0.70%
December 31, 2003       3,678     $ 9.87554 to $12.70171   $ 46,714      0.52%       1.40 - 1.65%      -1.16% to -0.91%
December 31, 2002       5,391     $ 9.98520 to $12.81783   $ 69,107      1.24%       1.40 - 2.15%      -0.16% to -0.02%

                                        WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH

December 31, 2006         442     $11.40341 to $19.23621   $  5,303      0.00%       1.40 - 1.90%      20.43% to 21.04%
December 31, 2005         530     $ 9.42126 to $15.80703   $  5,212      0.00%       1.40 - 1.90%       4.23% to 4.76%
December 31, 2004         636     $ 8.99000 to $15.16544   $  5,946      0.00%       1.40 - 1.90%      11.28% to 12.17%
December 31, 2003         735     $ 8.01738 to $13.62765   $  6,050      0.00%       1.40 - 1.65%      39.92% to 40.28%
December 31, 2002         778     $ 5.71536 to $ 9.73357   $  4,454      0.00%       1.40 - 2.15%     -39.08% to -0.32%

                                       WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND

December 31, 2006       1,003     $10.38538 to $13.74805   $ 13,714      4.27%       1.40 - 2.25%       1.40% to 2.28%
December 31, 2005       1,329     $10.24238 to $13.44215   $ 17,781      3.62%       1.40 - 2.25%      -0.44% to 0.43%
December 31, 2004       1,600     $10.28716 to $13.38474   $ 21,323      3.44%       1.40 - 2.25%       2.87% to 2.99%
December 31, 2003       2,027     $10.85859 to $12.99668   $ 26,285      3.24%       1.40 - 1.90%       6.36% to 6.90%
December 31, 2002       2,452     $10.20667 to $12.15811   $ 29,806      6.11%       1.40 - 2.15%       0.25% to 6.24%

                          AST FIRST TRUST BALANCED TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)

December 31, 2006      43,588     $10.48756 to $10.66517   $459,438      0.00%       0.65 - 2.75%       4.90% to 6.66%

                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)

December 31, 2006      47,802     $10.38961 to $10.56558   $498,977      0.00%       0.65 - 2.75%       3.92% to 5.66%

                              AST ADVANCED STRATEGIES PORTFOLIO (AVAILABLE MARCH 20, 2006)

December 31, 2006      50,596     $10.55304 to $10.74480   $537,413      0.00%       0.65 - 2.90%       5.56% to 7.45%

                                   COLUMBIA HIGH YIELD FUND VS (AVAILABLE MAY 1, 2006)

December 31, 2006          43     $10.71961 to $10.71961   $    463      2.48%       1.00 - 1.00%       7.01% to 7.01%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.


                                      A76

NOTE 8: CONTRACT CHARGES/FEATURES

     Each Annuity funded through the Separate Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Separate Account, while others are deducted either annually or at the time that certain transactions are made.

     INSURANCE CHARGE - The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge deducted by the Separate Account. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. Prior to the consolidation of Separate Account B (described in Note 6), the level of Insurance Charge determined which separate account was used to fund the particular annuity.

     The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE CHARGE   ANNUITYANNUITY PRODUCT NAME
----------------   ---------------------------
      0.65%        Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach
                   ASAP III, Stagecoach Xtra Credit SIX, Optimum, Optimum Plus

      1.00%        AS Impact, Defined Investments Annuity, Galaxy III

      1.25%        ASAIA, ASVIA

      1.40%        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II
                   Premier, Apex, Stagecoach Apex, ASL, Stagecoach Flex, ASL
                   Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra
                   Credit, XTra Credit Premier XTra Credit FOUR, XTra Credit
                   FOUR Premier, AS Protector, Stagecoach Variable Annuity,
                   Stagecoach VA+

      1.65%        Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum
                   Four

      2.25%        ASAIA w/ Guarantee

     DISTRIBUTION CHARGE - The Distribution Charge is deducted by the Separate Account on four American Skandia annuity contracts. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION CHARGE   ANNUITY PRODUCT NAME                                        PERIOD DEDUCTED
-------------------   --------------------                                        ---------------
       0.60%          ASAP III, Stagecoach ASAP III, Optimum                      Annuity Years 1-8 only
       1.00%          XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus   Annuity Years 1-10 only

     ANNUAL MAINTENANCE FEE - An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

     TRANSFER FEES - Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

     CONTINGENT DEFERRED SALES CHARGES - Contingent Deferred Sales Charges may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

     PREMIUM TAXES - Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

     OPTIONAL BENEFIT CHARGES - Prior to November 18, 2002, American Skandia offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Effective as of November 18, 2002, American Skandia offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Separate Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable). Annuity Owners who elect to purchase an optional benefit purchase units of the Separate Account that reflect the Insurance Charge, Distribution Charge (if applicable) and the charge for any optional benefit(s). Annuity owners who elected an optional benefit whose charge is deducted on an annual basis in arrears will continue to have the applicable charge deducted in this manner.

     Currently, American Skandia offers eight different optional benefits, as follows: Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Highest Anniversary Value Death Benefit
     (HAV), Enhanced Beneficiary Protection Death Benefit (EBP),Highest Daily Value Death Benefit (HDV) and Combination 5% Roll-Up and HAV Death Benefit (Combo 5%). Currently, the charge for GRO Plus, HAV and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, the charge for HDV and Combo 5% is 0.50% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. Certain American Skandia annuity contracts may not be eligible to elect all or any optional benefits.


                                       A77

NOTE 9: ACCUMULATION UNIT VALUES

     Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

 ASSET-BASED
CHARGE LEVEL   DESCRIPTION OF WHEN APPLICABLE
------------   ------------------------------
    0.65%      Choice, Choice 2000 - No Optional Benefits.

               This asset-based charge level was formerly applicable to annuity contracts funded through American Skandia Life Assurance
               Corporation Variable Account B (Class 2 Sub-accounts).

    0.90%      Choice, Choice 2000 - One 0.25% Optional Benefit.

    1.00%      AS Impact, Defined Investments Annuity, Galaxy III - No Optional
               Benefits.
               Choice 2000 - with GMWB.

               This asset-based charge level was formerly applicable to annuity contracts funded through American Skandia Life Assurance
               Corporation Variable Account B (Class 3 Sub-accounts).

    1.15%      Choice - Two 0.25% Optional Benefits.

               Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional
               Benefits.

    1.25%      ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
               AS Impact, Defined Investments Annuity, Galaxy III - One 0.25%
               Optional Benefit.
               Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
               ASAIA, ASVIA

               This asset-based charge level was formerly applicable to annuity contracts funded through American Skandia Life Assurance
               Corporation Variable Account B (Class 7 Sub-accounts).

    1.40%      PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II
               Premier, Apex, Stagecoach Apex, ASL, Stagecoach Flex, ASL
               Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
               Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR
               Premier, AS Protector, Stagecoach Variable Annuity, Stagecoach
               VA+ - No Optional Benefits.
               Choice - Three 0.25% Optional Benefits.

               Choice 2000 - with Combo 5% and GRO Plus; or with Three 0.25%
               Optional Benefits.

               This asset-based charge level was formerly applicable to annuity contracts funded through American Skandia Life Assurance
               Corporation Variable Account B (Class 1 Sub-accounts).

    1.50%      ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional
               Benefit.
               AS Impact, Defined Investments Annuity - Two 0.25% Optional
               Benefits.
               Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either
               Combo 5% or HDV; or with LT5 and either HAV or EBP.

    1.60%      ASAP III, Stagecoach ASAP III, Optimum - with GMWB.

    1.65%      Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum
               Four, XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus -
               No Optional Benefits.
               ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier,
               Apex, Stagecoach Apex, ASL, Stagecoach Flex, ASL Premier, XTra
               Credit, Stagecoach Extra Credit, Harvester XTra Credit, XTra
               Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS
               Protector, Stagecoach Variable Annuity, Stagecoach VA+ - One
               0.25% Optional Benefit.

               This asset-based charge level was formerly applicable to annuity contracts funded through American Skandia Life Assurance
               Corporation Variable Account B (Class 9 Sub-accounts).

    1.75%      ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional
               Benefit; or Two 0.25% Optional Benefits.

               Defined Investments Annuity - Three 0.25% Optional Benefits.

               Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP;
               or with LT5 and either Combo 5% or HDV.

    1.85% ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.

    1.90%      ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum
               Four, XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus -
               One 0.25% Optional Benefit.

               ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra
               Credit, Stagecoach Extra Credit, XTra Credit FOUR, Stagecoach
               VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits.

    2.00%      ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO
               Plus; or with Three 0.25% Optional Benefits.

               ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit
               SIX, Stagecoach XTra Credit SIX, Optimum Plus - with GMWB.

               Choice 2000 - with LT5, HDV and EBP.

    2.10%      ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP;
               or with GMWB and either Combo 5% or HDV; or with LT5 and either
               HAV or EBP.

    2.15%      ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit
               SIX, Stagecoach XTra Credit SIX, Optimum Plus - One 0.50%
               Optional Benefit; or Two 0.25% Optional Benefits.

               ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra
               Credit, Stagecoach Extra Credit, XTra Credit FOUR, Stagecoach
               VA+, Stagecoach Variable Annuity - Three 0.25% Optional Benefits.

    2.25%      ASAP II -- with HAV, EBP and GMWB.

               ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum
               Four, XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.

               ASAIA w/ Guarantee*

               * This asset-based charge level was formerly applicable to annuity contracts funded through American Skandia Life
                    Assurance Corporation Variable Account B (Class 8
                    Sub-accounts).

    2.35%      ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP;
               or with LT5, HAV and EBP; or with LT5 and either Combo 5% or HDV.

    2.40%      ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit
               SIX, Stagecoach XTra Credit SIX, Optimum Plus - with Combo 5% and
               GRO Plus; or with Three 0.25% Optional Benefits.

    2.50%      ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit
               SIX, Stagecoach XTra Credit SIX, Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or with LT5 and either HAV or EBP.

    2.60%      ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.

    2.75%      ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit
               SIX, Stagecoach XTra Credit SIX, Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either Combo
               5% or HDV.

    3.00%      ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit
               SIX, Stagecoach XTra Credit SIX, Optimum Plus - with LT5, HDV and
               EBP.


                                       A79

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 5th day of March, 2007.

    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B Registrant

                 By: American Skandia Life Assurance Corporation


/s/ Laura Kealey
--------------------------------------
Laura Kealey, Vice President, Corporate Counsel

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

/s/ Laura Kealey

--------------------------------------
Laura Kealey, Vice President, Corporate Counsel


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

      Signature                                                    Title                                     Date
                                                             (Principal Executive Officer)
David R. Odenath*                                        Chief Executive Officer and President            March 5, 2007
-----------------
David R. Odenath
                                                           (Principal Financial Officer and
                                                             Principal Accounting Officer)
Michael Bohm*                                    Executive Vice President and Chief Financial Officer
-------------
Michael Bohm



                                                                 (Board of Directors)
James Avery*                                                       Kenneth Y. Tanji*                      Helen Galt*
------------                                                       -----------------                      -----------
James Avery                                                        Kenneth Y. Tanji                       Helen Galt

David R. Odenath*                                                   Ronald Joelson*                       Bernard J. Jacob*
-----------------                                                   ---------------                       -----------------
David R. Odenath                                                    Ronald Joelson                        Bernard J. Jacob


                                /s/Laura Kealey
                    By:______________________________________
                                  Laura Kealey

     *Executed by Laura Kealey on behalf of those indicated pursuant to Power of Attorney

                                  EXHIBIT INDEX

       Exhibit (10) Consent of PricewaterhouseCoopers LLP. FILED HEREWITH